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                              [LOGO] NATIONWIDE(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-9

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-3604-6/03

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                              [LOGO] NATIONWIDE(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide Variable Account-9.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

                                        2

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-9. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 81. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 11 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 59, provide further disclosures about the variable account and its underlying contract provisions.

                                        3

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                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                  June 30, 2003
                                   (UNAUDITED)

Assets:
   Investments at fair value:

      AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         66,106 shares (cost $621,014) ..................................................   $       621,400

      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         615,648 shares (cost $4,926,472) ...............................................         5,540,829

      AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         52,706 shares (cost $291,850) ..................................................           306,748

      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         3,395 shares (cost $56,902) ....................................................            62,126

      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         75,521 shares (cost $1,267,135) ................................................         1,376,000

      AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         5,470 shares (cost $96,440) ....................................................           101,905

      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         21,111 shares (cost $381,694) ..................................................           378,105

      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         69,541 shares (cost $1,145,085) ................................................         1,239,918

      Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         120,287 shares (cost $2,069,363) ...............................................         2,268,615

      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
         315,327 shares (cost $3,280,637) ...............................................         3,651,484

      Alliance VPSF - AllianceBerntsein Premier Growth Portfolio - Class B (AlPremGrB)
         156,822 shares (cost $2,793,615) ...............................................         2,974,917

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         38,340,085 shares (cost $247,622,369) ..........................................       218,155,084

      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         612,356 shares (cost $3,200,059) ...............................................         3,478,184

      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         384,135 shares (cost $3,990,683) ...............................................         3,968,112

      American Century VP - International Fund - Class I (ACVPInt)
         19,812,297 shares (cost $126,871,389) ..........................................       107,382,648

      American Century VP - International Fund - Class III (ACVPInt3)
         8,258,388 shares (cost $45,888,740) ............................................        44,760,466

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         1,236,309 shares (cost $9,486,943) .............................................        10,137,735

      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         271,451 shares (cost $2,049,263) ...............................................         2,223,184

      American Century VP - Value Fund - Class I (ACVPVal)
         59,184,687 shares (cost $402,423,342) ..........................................       391,210,778

      American Century VP - Value Fund - Class II (ACVPVal2)
         904,150 shares (cost $5,496,701) ...............................................         5,967,392

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
      BB&T VIF - Capital Appreciation Fund (BBTCapAp)
         155,830 shares (cost $1,432,474) ...............................................         1,527,136

      BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG)
         165,296 shares (cost $1,337,939) ...............................................         1,297,577

      BB&T VIF - Growth and Income Fund (BBTGrInc)
         230,829 shares (cost $2,410,408) ...............................................         2,456,017

      BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         151,938 shares (cost $1,218,996) ...............................................         1,291,474

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         465,213 shares (cost $4,383,270) ...............................................         3,530,968

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         1,137,254 shares (cost $9,770,702) .............................................         8,267,839

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,283,517 shares (cost $15,525,547) ............................................        13,605,275

      Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         51,932 shares (cost $788,762) ..................................................           900,501

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         1,309,288 shares (cost $13,156,422) ............................................        14,127,218

      Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares, The (DrySRGroS)
         11,215 shares (cost $223,031) ..................................................           232,702

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         6,118,402 shares (cost $200,561,136) ...........................................       127,507,506

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         37,211,025 shares (cost $1,207,690,342) ........................................       926,554,513

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         5,168,501 shares (cost $182,730,004) ...........................................       161,360,609

      Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         83,505 shares (cost $2,442,410) ................................................         2,596,997

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         9,023 shares (cost $260,058) ...................................................           284,690

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         22,440 shares (cost $222,758) ..................................................           241,230

      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         25,266 shares (cost $377,019) ..................................................           416,631

      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         200,183 shares (cost $889,637) .................................................           964,882

      Federated IS - High Income Bond Fund II-Service Shares (FedHiIncS)
         726,199 shares (cost $5,189,570) ...............................................         5,392,262

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         40,686,384 shares (cost $458,006,767) ..........................................       482,540,513

      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         1,038,370 shares (cost $12,058,936) ............................................        12,304,688

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         34,820,009 shares (cost $770,050,023) ..........................................       683,864,974

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         561,741 shares (cost $10,005,960) ..............................................        10,965,177

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         22,455,058 shares (cost $879,204,926) ..........................................       593,038,075

                                                                     (Continued)

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                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         167,526 shares (cost $4,006,282) ...............................................         4,399,239

      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         48,093,219 shares (cost $278,896,592) ..........................................       306,834,736

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         4,681,901 shares (cost $65,058,874) ............................................        55,995,535

      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         418,917 shares (cost $4,492,581) ...............................................         4,976,729

      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         2,483,931 shares (cost $28,986,252) ............................................        29,682,972

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         27,562,503 shares (cost $624,522,275) ..........................................       542,430,054

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         454,011 shares (cost $8,216,625) ...............................................         8,889,539

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
         77,175 shares (cost $1,048,857) ................................................         1,044,954

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         6,768,176 shares (cost $126,152,083) ...........................................        88,730,787

      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         254,767 shares (cost $4,399,245) ...............................................         4,804,911

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPVaIS)
         1,940,770 shares (cost $17,595,260) ............................................        18,631,392

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPVaIS2)
         135,552 shares (cost $1,099,368) ...............................................         1,306,718

      First Horizon Capital Appreciation Portfolio (FHCapAp)
         81,464 shares (cost $783,709) ..................................................           870,034

      First Horizon Growth & Income Portfolio (FHGrInc)
         209,328 shares (cost $1,805,191) ...............................................         1,762,539

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         4,704,574 shares (cost $36,399,061) ............................................        40,553,429

      Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         1,067,787 shares (cost $11,019,575) ............................................        11,040,916

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         16,158,346 shares (cost $200,467,940) ..........................................       198,909,233

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         483,784 shares (cost $3,887,721) ...............................................         3,357,463

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         1,885,174 shares (cost $11,757,989) ............................................        13,064,257

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         24,378,362 shares (cost $177,129,259) ..........................................       188,200,955

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         2,209 shares (cost $17,777) ....................................................            22,486

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         323,981 shares (cost $3,009,592) ...............................................         3,298,122

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         696 shares (cost $6,705) .......................................................             7,207

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         1,948,045 shares (cost $17,609,784) ............................................        20,181,743

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,096,577 shares (cost $4,448,107) .............................................         3,300,697

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         2,665,476 shares (cost $7,366,444) .............................................         8,076,391

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         5,451 shares (cost $39,243) ....................................................            44,806

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         259,235 shares (cost $1,998,790) ...............................................         2,136,097

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         83,142,908 shares (cost $996,028,634) ..........................................     1,030,972,061

      Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         1,938,875 shares (cost $23,866,344) ............................................        24,003,272

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         10,127,691 shares (cost $96,141,785) ...........................................        87,604,531

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         3,040,979 shares (cost $25,368,399) ............................................        27,307,996

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         10,542,949 shares (cost $103,766,414) ..........................................       106,483,787

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         22,201,291 shares (cost $202,407,807) ..........................................       212,244,345

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         9,841,126 shares (cost $85,915,098) ............................................        90,833,596

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         12,430,506 shares (cost $118,374,396) ..........................................       122,813,398

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         206,581 shares (cost $1,203,568) ...............................................         1,010,180

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         493,685 shares (cost $2,258,560) ...............................................         2,419,056

      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         15,964,070 shares (cost $156,255,016) ..........................................       138,727,771

      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         4,511,779 shares (cost $76,560,589) ............................................        84,550,741

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         924,574,526 shares (cost $924,574,526) .........................................       924,574,526

      Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)
         45,072,109 shares (cost $607,383,919) ..........................................       408,353,307

      Gartmore GVIT Nationwide(R) Fund: Class II (GVITNWFund2)
         215,120 shares (cost $1,782,827) ...............................................         1,948,985

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         309 shares (cost $2,748) .......................................................             3,119

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         569,889 shares (cost $5,461,590) ...............................................         5,744,483

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         1,357,759 shares (cost $13,132,520) ............................................        11,215,092

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         7,548,812 shares (cost $78,824,832) ............................................        84,471,206

                                                                     (Continued)

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                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         120,846 shares (cost $1,166,345) ...............................................         1,347,430

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         36,517,385 shares (cost $327,012,603) ..........................................       320,987,817

      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         208,465 shares (cost $1,555,970) ...............................................         1,830,327

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         14,043,928 shares (cost $239,328,676) ..........................................       249,279,715

      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         169,033 shares (cost $2,624,848) ...............................................         2,991,887

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
         638,554 shares (cost $2,062,195) ...............................................         1,621,928

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         1,149,603 shares (cost $2,777,351) .............................................         2,942,984

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         604 shares (cost $5,708) .......................................................             5,805

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         2,329,017 shares (cost $20,497,430) ............................................        22,475,013

      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         17,707,366 shares (cost $164,069,879) ..........................................       172,292,672

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         2,805,790 shares (cost $18,825,859) ............................................        21,043,428

      Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         283,809 shares (cost $2,067,308) ...............................................         2,125,728

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         12,459,104 shares (cost $264,091,012) ..........................................       232,985,240

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         5,705,504 shares (cost $15,162,784) ............................................        16,545,961

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         19,934,133 shares (cost $76,672,756) ...........................................        56,812,278

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         2,247,642 shares (cost $42,166,221) ............................................        40,952,035

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         6,263,989 shares (cost $140,362,594) ...........................................       113,503,481

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
         15,162 shares (cost $168,331) ..................................................           163,596

      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         577,576 shares (cost $2,672,646) ...............................................         3,049,599

      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         112,556 shares (cost $1,185,457) ...............................................         1,315,776

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         268,892 shares (cost $2,311,922) ...............................................         2,489,937

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         103,200 shares (cost $1,011,886) ...............................................         1,101,149

      Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
         32,984 shares (cost $400,538) ..................................................           500,694

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         8,201,329 shares (cost $105,805,294) ...........................................       100,056,211

      Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
         451,818 shares (cost $6,214,718) ...............................................         6,217,018

      Neuberger Berman AMT - Mid Cap Growth Portfolio(R) (NBAMTMCGr)
         12,154,965 shares (cost $150,257,974) ..........................................       163,241,177

      Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)
         7,350,694 shares (cost $88,973,191) ............................................        98,646,316

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         5,511,349 shares (cost $190,947,385) ...........................................       183,197,250

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,675,226 shares (cost $464,560,860) ..........................................       407,248,223

      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         193,008 shares (cost $5,232,408) ...............................................         5,720,763

      Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)
         1,515,449 shares (cost $28,900,261) ............................................        29,854,341

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         9,290,859 shares (cost $155,945,214) ...........................................       182,007,936

      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         335,578 shares (cost $5,817,884) ...............................................         6,543,774

      Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
         20,274,775 shares (cost $422,979,948) ..........................................       338,994,234

      Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
         409,515 shares (cost $6,320,335) ...............................................         6,814,328

      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         841,386 shares (cost $3,917,196) ...............................................         4,038,654

      Strong Opportunity Fund II, Inc. (StOpp2)
         11,138,990 shares (cost $200,366,912) ..........................................       179,449,131

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         7,142,414 shares (cost $61,073,483) ............................................        62,139,000

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         1,442,943 shares (cost $14,661,823) ............................................        15,771,372

      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,176,112 shares (cost $10,687,379) ............................................        11,949,302

      Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)
         98,141 shares (cost $1,957,601) ................................................         2,117,883

      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         7,081 shares (cost $80,958) ....................................................            81,012

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         6,410,685 shares (cost $48,576,957) ............................................        53,272,794

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         1,865,847 shares (cost $13,978,458) ............................................        13,303,486

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         13,770,478 shares (cost $165,238,495) ..........................................       177,914,576

      Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         2,019,073 shares (cost $19,684,067) ............................................        17,141,926

      Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
         216,141 shares (cost $2,177,332) ...............................................         2,291,099

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)
         239,176 shares (cost $2,543,347) ..............................................          2,819,888

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         15,276,397 shares (cost $97,780,544) ..........................................         99,660,159

      W & R Target Funds - Balanced Portfolio (WRBal)
         10,590,545 shares (cost $71,581,402) ..........................................         68,909,500

      W & R Target Funds - Bond Portfolio (WRBnd)
         19,255,487 shares (cost $106,878,055) .........................................        111,912,892

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         24,689,862 shares (cost $248,819,570) .........................................        211,160,045

      W & R Target Funds - Growth Portfolio (WRGrowth)
         31,918,977 shares (cost $259,808,776) .........................................        229,848,555

      W & R Target Funds - High Income Portfolio (WRHiInc)
         18,077,496 shares (cost $60,503,585) ..........................................         60,057,058

      W & R Target Funds - International Portfolio (WRIntl)
         7,579,081 shares (cost $43,816,743) ...........................................         37,542,222

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         7,164,086 shares (cost $40,330,372) ...........................................         41,278,031

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         36,104,314 shares (cost $36,104,314) ..........................................         36,104,314

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         6,307,437 shares (cost $71,812,630) ...........................................         64,635,456

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         13,485,283 shares (cost $95,845,839) ..........................................         97,698,181

      W & R Target Funds - Value Portfolio (WRValue)
         14,840,981 shares (cost $71,826,585) ..........................................         70,424,906
                                                                                            ---------------

            Total investments ..........................................................     13,257,337,970

   Accounts receivable .................................................................                 --
                                                                                            ---------------

            Total assets ...............................................................     13,257,337,970

Accounts payable .......................................................................            809,532
                                                                                            ---------------

Contract owners' equity (note 4) .......................................................    $13,256,528,438
                                                                                            ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                          Total         AIMBal   AIMBValue2   AIMBlueCh   AIMCapAp   AIMCapAp2
                                                     ---------------   -------   ----------   ---------   --------   ---------
Investment activity:
   Reinvested dividends ..........................   $   112,192,071        --         --          --         --           --
   Mortality and expense risk charges (note 2) ...       (73,486,980)   (3,173)   (34,743)     (1,536)      (260)      (8,667)
                                                     ---------------   -------    -------      ------      -----      -------
      Net investment income (loss) ...............        38,705,091    (3,173)   (34,743)     (1,536)      (260)      (8,667)
                                                     ---------------   -------    -------      ------      -----      -------

   Proceeds from mutual fund shares sold .........     4,330,852,372    15,962     92,702       2,337        640       22,093
   Cost of mutual fund shares sold ...............    (4,903,343,124)  (19,491)   (87,156)     (3,006)      (738)     (22,299)
                                                     ---------------   -------    -------      ------      -----      -------
      Realized gain (loss) on investments ........      (572,490,752)   (3,529)     5,546        (669)       (98)        (206)
   Change in unrealized gain (loss)
      on investments .............................     1,570,929,448    48,270    632,966      31,092      6,158      122,593
                                                     ---------------   -------    -------      ------      -----      -------
      Net gain (loss) on investments .............       998,438,696    44,741    638,512      30,423      6,060      122,387
                                                     ---------------   -------    -------      ------      -----      -------
   Reinvested capital gains ......................         1,441,469        --         --          --         --           --
                                                     ---------------   -------    -------      ------      -----      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 1,038,585,256    41,568    603,769      28,887      5,800      113,720
                                                     ===============   =======    =======      ======      =====      =======

                                                     AIMCoreEq   AIMPreEq
                                                     ---------   --------
Investment activity:
   Reinvested dividends ..........................        --          --
   Mortality and expense risk charges (note 2) ...      (529)     (2,321)
                                                      ------     -------
      Net investment income (loss) ...............      (529)     (2,321)
                                                      ------     -------

   Proceeds from mutual fund shares sold .........     1,177       9,631
   Cost of mutual fund shares sold ...............    (1,319)    (12,898)
                                                      ------     -------
      Realized gain (loss) on investments ........      (142)     (3,267)
   Change in unrealized gain (loss)
      on investments .............................     8,477      38,361
                                                      ------     -------
      Net gain (loss) on investments .............     8,335      35,094
                                                      ------     -------
   Reinvested capital gains ......................        --          --
                                                      ------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     7,806      32,773
                                                      ======     =======

                                                      AIMPreEq2   AlGrIncB   AISmCapValB   AlPremGrB    ACVPIncGr     ACVPIncGr2
                                                     ----------   --------   -----------   ---------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................   $      --     17,581       18,978           --      2,618,998      26,566
   Mortality and expense risk charges (note 2) ...      (8,541)   (12,275)     (22,462)     (19,595)    (1,103,271)    (21,596)
                                                     ---------    -------      -------     --------    -----------     -------
      Net investment income (loss) ...............      (8,541)     5,306       (3,484)     (19,595)     1,515,727       4,970
                                                     ---------    -------      -------     --------    -----------     -------

   Proceeds from mutual fund shares sold .........     148,896     82,510       36,783      201,469     20,090,869      50,615
   Cost of mutual fund shares sold ...............    (160,112)   (80,662)     (34,070)    (205,661)   (30,170,150)    (48,772)
                                                     ---------    -------      -------     --------    -----------     -------
      Realized gain (loss) on investments ........     (11,216)     1,848        2,713       (4,192)   (10,079,281)      1,843
   Change in unrealized gain (loss)
      on investments .............................     114,786    210,354      339,544      227,635     29,163,366     303,942
                                                     ---------    -------      -------     --------    -----------     -------
      Net gain (loss) on investments .............     103,570    212,202      342,257      223,443     19,084,085     305,785
                                                     ---------    -------      -------     --------    -----------     -------
   Reinvested capital gains ......................          --         --       50,306           --             --          --
                                                     ---------    -------      -------     --------    -----------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  95,029    217,508      389,079      203,848     20,599,812     310,755
                                                     =========    =======      =======     ========    ===========     =======

                                                     ACVPInflaPro     ACVPInt
                                                     ------------   -----------
Investment activity:
   Reinvested dividends ..........................       3,174          855,324
   Mortality and expense risk charges (note 2) ...      (4,007)        (598,714)
                                                       -------      -----------
      Net investment income (loss) ...............        (833)         256,610
                                                       -------      -----------

   Proceeds from mutual fund shares sold .........      72,315       14,892,908
   Cost of mutual fund shares sold ...............     (70,506)     (18,893,849)
                                                       -------      -----------
      Realized gain (loss) on investments ........       1,809       (4,000,941)
   Change in unrealized gain (loss)
      on investments .............................     (22,571)       7,639,266
                                                       -------      -----------
      Net gain (loss) on investments .............     (20,762)       3,638,325
                                                       -------      -----------
   Reinvested capital gains ......................          --               --
                                                       -------      -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (21,595)       3,894,935
                                                       =======      ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       ACVPInt3    ACVPUltra    ACVPUltra2     ACVPVal     ACVPVal2   BBTCapAp
                                                     -----------   ----------   ----------   -----------   --------   --------
Investment activity:
   Reinvested dividends ..........................   $   305,875           --         --       4,056,325    34,747         --
   Mortality and expense risk charges (note 2) ...      (231,309)     (36,732)   (12,195)     (2,199,501)  (36,139)    (8,042)
                                                     -----------   ----------    -------     -----------   -------    -------
      Net investment income (loss) ...............        74,566      (36,732)   (12,195)      1,856,824    (1,392)    (8,042)
                                                     -----------   ----------    -------     -----------   -------    -------

   Proceeds from mutual fund shares sold .........     2,104,094    2,327,593     42,660      78,594,641    53,983     24,933
   Cost of mutual fund shares sold ...............    (2,817,556)  (2,369,942)   (44,941)    (90,794,309)  (60,269)   (29,666)
                                                     -----------   ----------    -------     -----------   -------    -------
      Realized gain (loss) on investments ........      (713,462)     (42,349)    (2,281)    (12,199,668)   (6,286)    (4,733)
   Change in unrealized gain (loss)
      on investments .............................     2,610,645      818,278    194,501      41,241,716   459,754    199,145
                                                     -----------   ----------    -------     -----------   -------    -------
      Net gain (loss) on investments .............     1,897,183      775,929    192,220      29,042,048   453,468    194,412
                                                     -----------   ----------    -------     -----------   -------    -------
   Reinvested capital gains ......................            --           --         --              --        --         --
                                                     -----------   ----------    -------     -----------   -------    -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 1,971,749      739,197    180,025      30,898,872   452,076    186,370
                                                     ===========   ==========    =======     ===========   =======    =======

                                                     BBTCapMAG   BBTGrInc
                                                     ---------   --------
Investment activity:
   Reinvested dividends ..........................         54     18,059
   Mortality and expense risk charges (note 2) ...     (8,225)   (11,554)
                                                      -------    -------
      Net investment income (loss) ...............     (8,171)     6,505
                                                      -------    -------

   Proceeds from mutual fund shares sold .........     32,847     29,877
   Cost of mutual fund shares sold ...............    (43,130)   (37,275)
                                                      -------    -------
      Realized gain (loss) on investments ........    (10,283)    (7,398)
   Change in unrealized gain (loss)                   118,121    192,144
      on investments .............................    -------    -------
                                                      107,838    184,746
      Net gain (loss) on investments .............    -------    -------
                                                           --         --
   Reinvested capital gains ......................    -------    -------

         Net increase (decrease) in contract
            owners' equity resulting from
            operations ........................        99,667    191,251
                                                      =======    =======

                                                     BBTLgCoGr    CSGPVen      CSIntFoc      CSLCapV     DryELeadS   DrySmCapIxS
                                                     ---------   ---------   -----------   -----------   ---------   -----------
Investment activity:
   Reinvested dividends ..........................   $     --           --           --            --          --            177
   Mortality and expense risk charges (note 2) ...     (7,407)     (16,393)     (39,352)      (67,385)     (5,551)       (59,493)
                                                     --------     --------   ----------    ----------     -------    -----------
      Net investment income (loss) ...............     (7,407)     (16,393)     (39,352)      (67,385)     (5,551)       (59,316)
                                                     --------     --------   ----------    ----------     -------    -----------

   Proceeds from mutual fund shares sold .........     32,850      658,028    1,134,927     1,882,311      36,763     16,733,073
   Cost of mutual fund shares sold ...............    (43,354)    (964,065)  (1,499,648)   (2,248,927)    (33,419)   (16,406,865)
                                                     --------     --------   ----------    ----------     -------    -----------
      Realized gain (loss) on investments ........    (10,504)    (306,037)    (364,721)     (366,616)      3,344        326,208
   Change in unrealized gain (loss)
      on investments .............................    160,110      865,844    1,005,369     1,464,931     108,331        929,206
                                                     --------     --------   ----------    ----------     -------    -----------
      Net gain (loss) on investments .............    149,606      559,807      640,648     1,098,315     111,675      1,255,414
                                                     --------     --------   ----------    ----------     -------    -----------
   Reinvested capital gains ......................         --           --           --            --          --             --
                                                     --------     --------   ----------    ----------     -------    -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $142,199      543,414      601,296     1,030,930     106,124      1,196,098
                                                     ========     ========   ==========    ==========     =======    ===========

                                                     DrySRGroS     DrySRGro
                                                     ---------   -----------
Investment activity:
   Reinvested dividends ..........................         8           7,546
   Mortality and expense risk charges (note 2) ...    (1,316)       (694,806)
                                                      ------     -----------
      Net investment income (loss) ...............    (1,308)       (687,260)
                                                      ------     -----------

   Proceeds from mutual fund shares sold .........     7,575      20,737,159
   Cost of mutual fund shares sold ...............    (8,150)    (40,919,589)
                                                      ------     -----------
      Realized gain (loss) on investments ........      (575)    (20,182,430)
   Change in unrealized gain (loss)
      on investments .............................    15,897      32,069,300
                                                      ------     -----------
      Net gain (loss) on investments .............    15,322      11,886,870
                                                      ------     -----------
   Reinvested capital gains ......................        --              --
                                                      ------     -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    14,014      11,199,610
                                                      ======     ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       DryStkIx       DryVIFApp    DryVIFAppS   DryVIFDevLd   DryVIFIntVal
                                                     -------------   -----------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................   $   6,322,360        32,014        395           --            277
   Mortality and expense risk charges (note 2) ...      (4,825,670)     (837,377)   (17,098)      (1,985)          (854)
                                                     -------------   -----------    -------       ------         ------
      Net investment income (loss) ...............       1,496,690      (805,363)   (16,703)      (1,985)          (577)
                                                     -------------   -----------    -------       ------         ------

   Proceeds from mutual fund shares sold .........      95,095,965     8,647,056     47,540        1,657          6,041
   Cost of mutual fund shares sold ...............    (149,707,785)  (11,664,255)   (47,713)      (2,011)        (7,143)
                                                     -------------   -----------    -------       ------         ------
      Realized gain (loss) on investments ........     (54,611,820)   (3,017,199)      (173)        (354)        (1,102)
   Change in unrealized gain (loss)
      on investments .............................     141,096,015    15,208,792    183,676       28,116         24,757
                                                     -------------   -----------    -------       ------         ------
      Net gain (loss) on investments .............      86,484,195    12,191,593    183,503       27,762         23,655
                                                     -------------   -----------    -------       ------         ------
   Reinvested capital gains ......................              --            --         --           --             --
                                                     -------------   -----------    -------       ------         ------
         Net increase (decrease) in
            contract owners' equity resulting
            from operations ......................   $  87,980,885    11,386,230    166,800       25,777         23,078
                                                     =============    ==========    =======       ======         ======

                                                     FedAmLeadS   FedCapApS   FedHiIncS
                                                     ----------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................      3,435        3,022      184,366
   Mortality and expense risk charges (note 2) ...     (2,490)      (6,401)     (26,210)
                                                      -------      -------     --------
      Net investment income (loss) ...............        945       (3,379)     158,156
                                                      -------      -------     --------

   Proceeds from mutual fund shares sold .........     49,929       35,272      126,279
   Cost of mutual fund shares sold ...............    (50,421)     (36,068)    (119,124)
                                                      -------      -------     --------
      Realized gain (loss) on investments ........       (492)        (796)       7,155
   Change in unrealized gain (loss)
      on investments .............................     38,924       76,967      152,282
                                                      -------      -------     --------
      Net gain (loss) on investments .............     38,432       76,171      159,437
                                                      -------      -------     --------
   Reinvested capital gains ......................         --           --           --
                                                      -------      -------     --------
         Net increase (decrease) in
            contract owners' equity resulting
            from operations ......................     39,377       72,792      317,593
                                                      =======      =======     ========

                                                       FedQualBd    FedQualBdS    FidVIPEIS    FidVIPEI2    FidVIPGrS     FidVIPGr2
                                                     ------------   ----------   -----------   ---------   ------------   ---------
Investment activity:
   Reinvested dividends ..........................   $ 15,093,793     261,497     10,974,173     87,310       1,121,852       2,880
   Mortality and expense risk charges (note 2) ...     (2,824,390)    (76,200)    (3,593,164)   (64,666)     (3,135,831)    (26,975)
                                                     ------------    --------    -----------   --------    ------------    --------
      Net investment income (loss) ...............     12,269,403     185,297      7,381,009     22,644      (2,013,979)    (24,095)
                                                     ------------    --------    -----------   --------    ------------    --------

   Proceeds from mutual fund shares sold .........     37,781,284     149,329     67,684,143    104,250      79,691,436     131,065
   Cost of mutual fund shares sold ...............    (35,133,838)   (142,216)   (99,370,184)  (105,544)   (171,414,152)   (123,982)
                                                     ------------    --------    -----------   --------    ------------    --------
      Realized gain (loss) on investments ........      2,647,446       7,113    (31,686,041)    (1,294)    (91,722,716)      7,083
   Change in unrealized gain (loss)
      on investments .............................      3,614,068     126,922     84,029,285    963,274     158,706,193     441,181
                                                     ------------    --------    -----------   --------    ------------    --------
      Net gain (loss) on investments .............      6,261,514     134,035     52,343,244    961,980      66,983,477     448,264
                                                     ------------    --------    -----------   --------    ------------    --------
   Reinvested capital gains ......................             --          --             --         --              --          --
                                                     ------------    --------    -----------   --------    ------------    --------
         Net increase (decrease) in
            contract owners' equity resulting
            from operations ......................   $ 18,530,917     319,332     59,724,253    984,624      64,969,498     424,169
                                                     ============    ========    ===========   ========    ============    ========

                                                      FidVIPHIS     FidVIPOvS
                                                     -----------   -----------
Investment activity:
   Reinvested dividends ..........................    14,991,922       478,308
   Mortality and expense risk charges (note 2) ...    (1,403,841)     (301,533)
                                                     -----------   -----------
      Net investment income (loss) ...............    13,588,081       176,775
                                                     -----------   -----------

   Proceeds from mutual fund shares sold .........    75,954,688     8,947,679
   Cost of mutual fund shares sold ...............   (75,123,173)  (11,912,670)
                                                     -----------   -----------
      Realized gain (loss) on investments ........       831,515    (2,964,991)
   Change in unrealized gain (loss)
      on investments .............................    22,430,342     7,352,401
                                                     -----------   -----------
      Net gain (loss) on investments .............    23,261,857     4,387,410
                                                     -----------   -----------
   Reinvested capital gains ......................            --            --
                                                     -----------   -----------
         Net increase (decrease) in
            contract owners' equity resulting
            from operations ......................    36,849,938     4,564,185
                                                     ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                     FidVIPOvS2R   FidVIPOvSR   FidVIPConS    FidVIPCon2
                                                     -----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................    $ 22,601        178,307     1,904,295      12,476
   Mortality and expense risk charges (note 2) ...     (29,778)      (129,914)   (2,862,013)    (51,207)
                                                      --------     ----------   -----------     -------
      Net investment income (loss) ...............      (7,177)        48,393      (957,718)    (38,731)
                                                      --------     ----------   -----------     -------

   Proceeds from mutual fund shares sold .........      40,594      1,014,623    39,248,509       9,503
   Cost of mutual fund shares sold ...............     (48,753)    (1,319,875)  (55,973,311)     (9,440)
                                                      --------     ----------   -----------     -------
      Realized gain (loss) on investments ........      (8,159)      (305,252)  (16,724,802)         63
   Change in unrealized gain (loss)
      on investments .............................     524,071      3,209,250    61,299,199     703,083
                                                      --------     ----------   -----------     -------
      Net gain (loss) on investments .............     515,912      2,903,998    44,574,397     703,146
                                                      --------     ----------   -----------     -------
   Reinvested capital gains ......................          --             --            --          --
                                                      --------     ----------   -----------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $508,735      2,952,391    43,616,679     664,415
                                                      ========     ==========   ===========     =======

                                                     FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS
                                                     -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................          --         570,743       7,130             --
   Mortality and expense risk charges (note 2) ...        (670)       (455,688)    (29,512)       (41,051)
                                                       -------     -----------     -------     ----------
      Net investment income (loss) ...............        (670)        115,055     (22,382)       (41,051)
                                                       -------     -----------     -------     ----------

   Proceeds from mutual fund shares sold .........      43,694      11,598,138      23,139      9,632,265
   Cost of mutual fund shares sold ...............     (43,049)    (22,467,979)    (23,596)    (9,973,064)
                                                       -------     -----------     -------     ----------
      Realized gain (loss) on investments ........         645     (10,869,841)       (457)      (340,799)
   Change in unrealized gain (loss)
      on investments .............................      (3,903)     20,324,595     390,899      1,755,947
                                                       -------     -----------     -------     ----------
      Net gain (loss) on investments .............      (3,258)      9,454,754     390,442      1,415,148
                                                       -------     -----------     -------     ----------
   Reinvested capital gains ......................          --              --          --             --
                                                       -------     -----------     -------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (3,928)      9,569,809     368,060      1,374,097
                                                       =======     ===========     =======      =========

                                                     FidVIPVaIS2   FHCapAp   FHGrInc     GVITCVal     GVITIntVal3   GVITDMidCapI
                                                     -----------   -------   --------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................    $     --          --         --       236,904            --       408,663
   Mortality and expense risk charges (note 2) ...      (7,602)     (1,814)    (7,425)     (214,788)       (5,806)   (1,092,113)
                                                      --------     -------   --------   -----------   -----------   -----------
      Net investment income (loss) ...............      (7,602)     (1,814)    (7,425)       22,116        (5,806)     (683,450)
                                                      --------     -------   --------   -----------   -----------   -----------

   Proceeds from mutual fund shares sold .........      73,701      22,587     88,293     7,670,372    39,475,968    34,573,692
   Cost of mutual fund shares sold ...............     (74,210)    (25,205)  (107,120)  (11,145,645)  (39,109,079)  (43,412,795)
                                                      --------     -------   --------   -----------   -----------   -----------
      Realized gain (loss) on investments ........        (509)     (2,618)   (18,827)   (3,475,273)      366,889    (8,839,103)
   Change in unrealized gain (loss)
      on investments .............................     216,825     147,851    221,867     7,599,745        21,341    28,550,709
                                                      --------     -------   --------   -----------   -----------   -----------
      Net gain (loss) on investments .............     216,316     145,233    203,040     4,124,472       388,230    19,711,606
                                                      --------     -------   --------   -----------   -----------   -----------
   Reinvested capital gains ......................          --          --         --            --            --            --
                                                      --------     -------   --------   -----------   -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting
            from operations ......................    $208,714     143,419    195,615     4,146,588       382,424    19,028,156
                                                      ========     =======   ========   ===========   ===========   ===========

                                                     GVITEmMrkts   GVITEmMrkts3
                                                     -----------   ------------
Investment activity:
   Reinvested dividends ..........................       9,410         34,040
   Mortality and expense risk charges (note 2) ...     (18,723)       (68,654)
                                                      --------     ----------
      Net investment income (loss) ...............      (9,313)       (34,614)
                                                      --------     ----------

   Proceeds from mutual fund shares sold .........     606,286      1,873,567
   Cost of mutual fund shares sold ...............    (808,588)    (2,100,689)
                                                      --------     ----------
      Realized gain (loss) on investments ........    (202,302)      (227,122)
   Change in unrealized gain (loss)
      on investments .............................     669,587      1,973,241
                                                      --------     ----------
      Net gain (loss) on investments .............     467,285      1,746,119
                                                      --------     ----------
   Reinvested capital gains ......................          --             --
                                                      --------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     457,972      1,711,505
                                                      ========     ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                      GVITFHiInc    GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech
                                                     ------------   ----------   ----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................   $  6,110,944         --             --         --             --           --
   Mortality and expense risk charges (note 2) ...       (961,558)      (135)       (14,756)        (7)       (71,588)     (18,498)
                                                     ------------     ------     ----------     ------     ----------    ---------
      Net investment income (loss) ...............      5,149,386       (135)       (14,756)        (7)       (71,588)     (18,498)
                                                     ------------     ------     ----------     ------     ----------    ---------

   Proceeds from mutual fund shares sold .........     52,281,738      2,903      1,606,179      1,075      2,412,509      571,991
   Cost of mutual fund shares sold ...............    (53,760,906)    (2,552)    (1,616,636)    (1,045)    (2,458,175)    (952,170)
                                                     ------------     ------     ----------     ------     ----------    ---------
      Realized gain (loss) on investments ........     (1,479,168)       351        (10,457)        30        (45,666)    (380,179)
   Change in unrealized gain (loss)
      on investments .............................     15,730,058      2,396        266,886        502      2,948,537    1,090,329
                                                     ------------     ------     ----------     ------     ----------    ---------
      Net gain (loss) on investments .............     14,250,890      2,747        256,429        532      2,902,871      710,150
                                                     ------------     ------     ----------     ------     ----------    ---------
   Reinvested capital gains ......................             --         --             --         --             --           --
                                                     ------------     ------     ----------     ------     ----------    ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 19,400,276      2,612        241,673        525      2,831,283      691,652
                                                     ============     ======     ==========     ======     ==========    =========

                                                     GVITGlTech3   GVITGlUtl1
                                                     -----------   ----------
Investment activity:
   Reinvested dividends ..........................            --          31
   Mortality and expense risk charges (note 2) ...       (26,622)       (246)
                                                      ----------      ------
      Net investment income (loss) ...............       (26,622)       (215)
                                                      ----------      ------

   Proceeds from mutual fund shares sold .........     1,658,727       3,505
   Cost of mutual fund shares sold ...............    (1,723,166)     (2,827)
                                                      ----------      ------
      Realized gain (loss) on investments ........       (64,439)        678
   Change in unrealized gain (loss)
      on investments .............................       996,546       3,530
                                                      ----------      ------
      Net gain (loss) on investments .............       932,107       4,208
                                                      ----------      ------
   Reinvested capital gains ......................            --          --
                                                      ----------      ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       905,485       3,993
                                                      ==========      ======

                                                     GVITGlUtl3    GVITGvtBd     GVITGvtBd2    GVITGrowth    GVITIDAgg    GVITIDCon
                                                     ----------   ------------   ----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $   1,612      20,553,971     388,239          2,969      131,333    1,112,039
   Mortality and expense risk charges (note 2) ...      (8,624)     (6,158,699)   (161,438)      (435,300)    (131,906)    (559,455)
                                                     ---------    ------------    --------    -----------   ----------   ----------
      Net investment income (loss) ...............      (7,012)     14,395,272     226,801       (432,331)        (573)     552,584
                                                     ---------    ------------    --------    -----------   ----------   ----------

   Proceeds from mutual fund shares sold .........     428,150     112,843,796     811,775     25,491,735      863,196    6,803,317
   Cost of mutual fund shares sold ...............    (458,673)   (105,508,357)   (790,177)   (48,425,285)  (1,071,843)  (6,951,874)
                                                     ---------    ------------    --------    -----------   ----------   ----------
      Realized gain (loss) on investments ........     (30,523)      7,335,439      21,598    (22,933,550)    (208,647)    (148,557)
   Change in unrealized gain (loss)
      on investments .............................     161,816       3,163,465     162,015     34,587,620    2,617,780    2,768,829
                                                     ---------    ------------    --------    -----------   ----------   ----------
      Net gain (loss) on investments .............     131,293      10,498,904     183,613     11,654,070    2,409,133    2,620,272
                                                     ---------    ------------    --------    -----------   ----------   ----------
   Reinvested capital gains ......................          --       1,365,121      26,042             --           --           --
                                                     ---------    ------------    --------    -----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 124,281      26,259,297     436,456     11,221,739    2,408,560    3,172,856
                                                     =========    ============    ========    ===========   ==========   ==========

                                                      GVITIDMod   GVITIDModAgg
                                                     ----------   ------------
Investment activity:
   Reinvested dividends ..........................    1,560,804       546,325
   Mortality and expense risk charges (note 2) ...   (1,056,098)     (462,304)
                                                     ----------    ----------
      Net investment income (loss) ...............      504,706        84,021
                                                     ----------    ----------

   Proceeds from mutual fund shares sold .........    5,214,395     4,343,074
   Cost of mutual fund shares sold ...............   (5,807,621)   (4,937,761)
                                                     ----------    ----------
      Realized gain (loss) on investments ........     (593,226)     (594,687)
   Change in unrealized gain (loss)
      on investments .............................   13,375,834     7,351,252
                                                     ----------    ----------
      Net gain (loss) on investments .............   12,782,608     6,756,565
   Reinvested capital gains ......................           --            --
                                                     ----------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   13,287,314     6,840,586
                                                     ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                     GVITIDModCon   GVITIntGro   GVITIntGro3    GVITJPBal   GVITSMdCpGr
                                                     ------------   ----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $ 1,108,717           --           --      1,106,016            --
   Mortality and expense risk charges (note 2) ...      (634,351)      (6,125)     (11,572)      (763,491)     (434,699)
                                                     -----------     --------     --------     ----------   -----------
      Net investment income (loss) ...............       474,366       (6,125)     (11,572)       342,525      (434,699)
                                                     -----------     --------     --------     ----------   -----------

   Proceeds from mutual fund shares sold .........     2,670,747      209,792      136,242      6,087,773    20,550,419
   Cost of mutual fund shares sold ...............    (2,849,676)    (284,873)    (147,558)    (7,889,185)  (14,363,510)
                                                     -----------     --------     --------     ----------   -----------
      Realized gain (loss) on investments ........      (178,929)     (75,081)     (11,316)    (1,801,412)    6,186,909
   Change in unrealized gain (loss)
      on investments .............................     5,357,511      113,836      152,775     11,648,711     8,560,965
                                                     -----------     --------     --------     ----------   -----------
      Net gain (loss) on investments .............     5,178,582       38,755      141,459      9,847,299    14,747,874
                                                     -----------     --------     --------     ----------   -----------
   Reinvested capital gains ......................            --           --           --             --            --
                                                     -----------     --------     --------     ----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 5,652,948       32,630      129,887     10,189,824    14,313,175
                                                     ===========     ========     ========     ==========   ===========

                                                        GVITMyMkt      GVITNWFund   GVITNWFund2
                                                     --------------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................        3,944,690     1,449,273       4,313
   Mortality and expense risk charges (note 2) ...       (6,367,001)   (2,067,109)    (12,177)
                                                     --------------   -----------     -------
      Net investment income (loss) ...............       (2,422,311)     (617,836)     (7,864)
                                                     --------------   -----------     -------

   Proceeds from mutual fund shares sold .........    1,541,055,817    25,321,056      60,262
   Cost of mutual fund shares sold ...............   (1,541,055,817)  (58,794,260)    (59,002)
                                                     --------------   -----------     -------
      Realized gain (loss) on investments ........               --   (33,473,204)      1,260
   Change in unrealized gain (loss)
      on investments .............................               --    76,507,491     184,908
                                                     --------------   -----------     -------
      Net gain (loss) on investments .............               --    43,034,287     186,168
                                                     --------------   -----------     -------
   Reinvested capital gains ......................               --            --          --
                                                     --------------   -----------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       (2,422,311)   42,416,451     178,304
                                                     ==============   ===========     =======

                                                     GVITLead    GVITLead3   GVITNStrVal   GVITSmCapGr   GVITSmCapGr2
                                                     --------   ----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................   $     7        12,365        4,054             --            --
   Mortality and expense risk charges (note 2) ...       (18)      (36,037)     (53,710)      (452,711)       (7,674)
                                                     -------    ----------   ----------    -----------    ----------
      Net investment income (loss) ...............       (11)      (23,672)     (49,656)      (452,711)       (7,674)
                                                     -------    ----------   ----------    -----------    ----------

   Proceeds from mutual fund shares sold .........     2,928     2,369,883    1,443,912     36,674,673     1,972,953
   Cost of mutual fund shares sold ...............    (3,049)   (2,476,191)  (1,959,394)   (49,344,941)   (2,000,109)
                                                     -------    ----------   ----------    -----------    ----------
      Realized gain (loss) on investments ........      (121)     (106,308)    (515,482)   (12,670,268)      (27,156)
   Change in unrealized gain (loss)
      on investments .............................       352       423,030    1,927,174     23,780,231       181,086
                                                     -------    ----------   ----------    -----------    ----------
      Net gain (loss) on investments .............       231       316,722    1,411,692     11,109,963       153,930
                                                     -------    ----------   ----------    -----------    ----------
   Reinvested capital gains ......................        --            --           --             --            --
                                                     -------    ----------   ----------    -----------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   220       293,050    1,362,036     10,657,252       146,256
                                                     =======    ==========   ==========    ===========    ==========

                                                     GVITSmCapVal   GVITSmCapVal2    GVITSmComp
                                                     ------------   -------------   -----------
Investment activity:
   Reinvested dividends ..........................          1,600           --               --
   Mortality and expense risk charges (note 2) ...     (1,641,675)     (10,250)      (1,299,177)
                                                     ------------      -------      -----------
      Net investment income (loss) ...............     (1,640,075)     (10,250)      (1,299,177)
                                                     ------------      -------      -----------

   Proceeds from mutual fund shares sold .........     88,234,459       74,366       71,454,637
   Cost of mutual fund shares sold ...............   (113,289,667)     (73,269)     (83,157,265)
                                                     ------------      -------      -----------
      Realized gain (loss) on investments ........    (25,055,208)       1,097      (11,702,628)
   Change in unrealized gain (loss)
      on investments .............................     74,568,814      257,221       44,945,043
                                                     ------------      -------      -----------
      Net gain (loss) on investments .............     49,513,606      258,318       33,242,415
                                                     ------------      -------      -----------
   Reinvested capital gains ......................             --           --               --
                                                     ------------      -------      -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     47,873,531      248,068       31,943,238
                                                     ============      =======      ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                     GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro   GVITUSGro3
                                                     -----------   -----------   ------------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................    $     --            --            --           --             --
   Mortality and expense risk charges (note 2) ...     (18,712)       (8,808)       (7,813)          (5)       (59,220)
                                                      --------      --------      --------       ------     ----------
      Net investment income (loss) ...............     (18,712)       (8,808)       (7,813)          (5)       (59,220)
                                                      --------      --------      --------       ------     ----------

   Proceeds from mutual fund shares sold .........      53,388       290,746       540,697        9,301      5,691,431
   Cost of mutual fund shares sold ...............     (54,352)     (438,663)     (537,597)      (9,048)    (6,148,224)
                                                      --------      --------      --------       ------     ----------
      Realized gain (loss) on investments ........        (964)     (147,917)        3,100          253       (456,793)
   Change in unrealized gain (loss)
      on investments .............................     376,643       457,743       231,768           97      2,358,667
                                                      --------      --------      --------       ------     ----------
      Net gain (loss) on investments .............     375,679       309,826       234,868          350      1,901,874
                                                      --------      --------      --------       ------     ----------
   Reinvested capital gains ......................          --            --            --           --             --
                                                      --------      --------      --------       ------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $356,967       301,018       227,055          345      1,842,654
                                                      ========      ========      ========       ======     ==========

                                                     GVITVKMultiSec    GVITWLead    GVITWLead3
                                                     --------------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................      4,468,937              --         --
   Mortality and expense risk charges (note 2) ...       (998,903)       (134,557)    (2,466)
                                                      -----------     -----------     ------
      Net investment income (loss) ...............      3,470,034        (134,557)    (2,466)
                                                      -----------     -----------     ------

   Proceeds from mutual fund shares sold .........     39,147,134      67,597,415         --
   Cost of mutual fund shares sold ...............    (38,420,005)    (68,706,452)        --
                                                      -----------     -----------     ------
      Realized gain (loss) on investments ........        727,129      (1,109,037)        --
   Change in unrealized gain (loss)
      on investments .............................      7,321,143       3,252,289     58,420
                                                      -----------     -----------     ------
      Net gain (loss) on investments .............      8,048,272       2,143,252     58,420
                                                      -----------     -----------     ------
   Reinvested capital gains ......................             --              --         --
                                                      -----------     -----------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     11,518,306       2,008,695     55,954
                                                      ===========     ===========     ======

                                                       JanCapAp     JanGlTechS2    JanGlTech    JanIntGroS2    JanIntGro
                                                     ------------   -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................   $    339,509           --             --      323,090        926,451
   Mortality and expense risk charges (note 2) ...     (1,411,142)     (86,716)      (333,754)    (215,371)      (684,396)
                                                     ------------   ----------    -----------    ---------    -----------
      Net investment income (loss) ...............     (1,071,633)     (86,716)      (333,754)     107,719        242,055
                                                     ------------   ----------    -----------    ---------    -----------

   Proceeds from mutual fund shares sold .........     52,360,239    2,045,845      9,034,973      739,724     16,617,704
   Cost of mutual fund shares sold ...............    (84,539,133)  (2,697,710)   (13,512,774)    (972,755)   (22,806,582)
                                                     ------------   ----------    -----------    ---------    -----------
      Realized gain (loss) on investments ........    (32,178,894)    (651,865)    (4,477,801)    (233,031)    (6,188,878)
   Change in unrealized gain (loss)
      on investments .............................     50,495,141    3,137,579     13,612,042    2,653,681     11,498,964
                                                     ------------   ----------    -----------    ---------    -----------
      Net gain (loss) on investments .............     18,316,247    2,485,714      9,134,241    2,420,650      5,310,086
                                                     ------------   ----------    -----------    ---------    -----------
   Reinvested capital gains ......................             --           --             --           --             --
                                                     ------------   ----------    -----------    ---------    -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 17,244,614    2,398,998      8,800,487    2,528,369      5,552,141
                                                     ============   ==========    ===========    =========    ===========

                                                     JanRMgLgCap   MFSMidCapGrS   MFSNewDiscS
                                                     -----------   ------------   -----------
Investment activity:
   Reinvested dividends ..........................         --             --            --
   Mortality and expense risk charges (note 2) ...        (96)       (18,973)       (7,690)
                                                       ------        -------       -------
      Net investment income (loss) ...............        (96)       (18,973)       (7,690)
                                                       ------        -------       -------

   Proceeds from mutual fund shares sold .........      2,764         73,235           838
   Cost of mutual fund shares sold ...............     (2,603)       (72,886)         (811)
                                                       ------        -------       -------
      Realized gain (loss) on investments ........        161            349            27
   Change in unrealized gain (loss)
      on investments .............................     (4,735)       391,329       140,083
                                                       ------        -------       -------
      Net gain (loss) on investments .............     (4,574)       391,678       140,110
                                                       ------        -------       -------
   Reinvested capital gains ......................         --             --            --
                                                       ------        -------       -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     (4,670)       372,705       132,420
                                                       ======        =======       =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                      MFSValS   NBAMTFasc   NBAMTFocus    NBAMTGuard    NBAMTLMat    NBAMTMCGr
                                                     --------   ---------   ----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $  3,753         --          --              --          --             --
   Mortality and expense risk charges (note 2) ...    (16,099)    (6,425)     (2,769)       (551,586)     (4,876)      (899,183)
                                                     --------    -------     -------     -----------    --------    -----------
      Net investment income (loss) ...............    (12,346)    (6,425)     (2,769)       (551,586)     (4,876)      (899,183)
                                                     --------    -------     -------     -----------    --------    -----------

   Proceeds from mutual fund shares sold .........     72,834     16,103     105,682      25,701,226     404,277     74,266,224
   Cost of mutual fund shares sold ...............    (75,861)   (17,214)    (96,765)    (33,559,034)   (403,078)   (96,843,555)
                                                     --------    -------     -------     -----------    --------    -----------
      Realized gain (loss) on investments ........     (3,027)    (1,111)      8,917      (7,857,808)      1,199    (22,577,331)
   Change in unrealized gain (loss)
      on investments .............................    185,264     87,906     100,570      20,876,373       2,300     40,158,848
                                                     --------    -------     -------     -----------    --------    -----------
      Net gain (loss) on investments .............    182,237     86,795     109,487      13,018,565       3,499     17,581,517
                                                     --------    -------     -------     -----------    --------    -----------
   Reinvested capital gains ......................         --         --          --              --          --             --
                                                     --------    -------     -------     -----------    --------    -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $169,891     80,370     106,718      12,466,979      (1,377)    16,682,334
                                                     ========    =======     =======     ===========    ========    ===========

                                                      NBAMTPart     OppAggGro
                                                     -----------   -----------
Investment activity:
   Reinvested dividends ..........................            --            --
   Mortality and expense risk charges (note 2) ...      (503,581)     (979,190)
                                                     -----------   -----------
      Net investment income (loss) ...............      (503,581)     (979,190)
                                                     -----------   -----------

   Proceeds from mutual fund shares sold .........    93,447,647    64,071,525
   Cost of mutual fund shares sold ...............   (90,924,239)  (84,779,140)
                                                     -----------   -----------
      Realized gain (loss) on investments ........     2,523,408   (20,707,615)
   Change in unrealized gain (loss)
      on investments .............................    11,885,525    42,540,476
                                                     -----------   -----------
      Net gain (loss) on investments .............    14,408,933    21,832,861
                                                     -----------   -----------
   Reinvested capital gains ......................            --            --
                                                     -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    13,905,352    20,853,671
                                                     ===========   ===========

                                                       OppCapAp      OppCapApS    OppGlSec3     OppGlSec     OppGlSecS
                                                     -------------   ---------   ----------   ------------   ---------
Investment activity:
   Reinvested dividends ..........................   $   1,574,892     14,160            --      1,817,117     36,856
   Mortality and expense risk charges (note 2) ...      (2,243,573)   (37,551)      (33,157)    (1,177,603)   (49,270)
                                                     -------------   --------    ----------   ------------   --------
      Net investment income (loss) ...............        (668,681)   (23,391)      (33,157)       639,514    (12,414)
                                                     -------------   --------    ----------   ------------   --------

   Proceeds from mutual fund shares sold .........      76,514,790    253,120     4,051,744    432,742,509    754,344
   Cost of mutual fund shares sold ...............    (142,948,385)  (243,117)   (3,974,185)  (442,970,573)  (757,439)
                                                     -------------   --------    ----------   ------------   --------
      Realized gain (loss) on investments ........     (66,433,595)    10,003        77,559    (10,228,064)    (3,095)
   Change in unrealized gain (loss)
      on investments .............................     108,457,297    522,643       954,080     30,642,546    806,729
                                                     -------------   --------    ----------   ------------   --------
      Net gain (loss) on investments .............      42,023,702    532,646     1,031,639     20,414,482    803,634
                                                     -------------   --------    ----------   ------------   --------
   Reinvested capital gains ......................              --         --            --             --         --
                                                     -------------   --------    ----------   ------------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  41,355,021    509,255       998,482     21,053,996    791,220
                                                     =============   ========    ==========   ============   ========

                                                      OppMSFund    OppMSFundS   OppStratBdS
                                                     -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................     3,175,056     42,877       116,598
   Mortality and expense risk charges (note 2) ...    (1,892,919)   (42,964)      (20,967)
                                                     -----------    -------       -------
      Net investment income (loss) ...............     1,282,137        (87)       95,631
                                                     -----------    -------       -------

   Proceeds from mutual fund shares sold .........    34,685,728     59,245       105,071
   Cost of mutual fund shares sold ...............   (50,836,488)   (60,649)      (99,637)
                                                     -----------    -------       -------
      Realized gain (loss) on investments ........   (16,150,760)    (1,404)        5,434
   Change in unrealized gain (loss)
      on investments .............................    44,118,454    550,299        93,631
                                                     -----------    -------       -------
      Net gain (loss) on investments .............    27,967,694    548,895        99,065
                                                     -----------    -------       -------
   Reinvested capital gains ......................            --         --            --
                                                     -----------    -------       -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    29,249,831    548,808       194,696
                                                     ===========    =======       =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                        StOpp2       VEWrldEMkt     VEWrldHAs      VKCom2     VKEmGr2    VKCorPlus2
                                                     ------------   ------------   -----------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................   $         --         80,011        87,893      64,104         --         --
   Mortality and expense risk charges (note 2) ...       (971,692)      (278,389)      (96,635)    (74,519)   (14,312)      (150)
                                                     ------------   ------------   -----------   ---------    -------       ----
      Net investment income (loss) ...............       (971,692)      (198,378)       (8,742)    (10,415)   (14,312)      (150)
                                                     ------------   ------------   -----------   ---------    -------       ----

   Proceeds from mutual fund shares sold .........     16,528,361    422,224,649    24,428,898     118,282     25,137        132
   Cost of mutual fund shares sold ...............    (26,634,285)  (418,832,510)  (23,778,089)   (111,064)   (25,855)      (131)
                                                     ------------   ------------   -----------   ---------    -------       ----
      Realized gain (loss) on investments ........    (10,105,924)     3,392,139       650,809       7,218       (718)         1
   Change in unrealized gain (loss)
      on investments .............................     34,258,129      2,247,050       157,336   1,177,767    219,019         54
                                                     ------------   ------------   -----------   ---------    -------       ----
      Net gain (loss) on investments .............     24,152,205      5,639,189       808,145   1,184,985    218,301         55
                                                     ------------   ------------   -----------   ---------    -------       ----
   Reinvested capital gains ......................             --             --            --          --         --         --
                                                     ------------   ------------   -----------   ---------    -------       ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 23,180,513      5,440,811       799,403   1,174,570    203,989        (95)
                                                     ============   ============   ===========   =========    =======       ====

                                                       VKEmMkt      VKMidCapG
                                                     -----------   ----------
Investment activity:
   Reinvested dividends ..........................            --           --
   Mortality and expense risk charges (note 2) ...      (290,031)     (77,952)
                                                     -----------   ----------
      Net investment income (loss) ...............      (290,031)     (77,952)
                                                     -----------   ----------

   Proceeds from mutual fund shares sold .........    45,737,000    3,185,790
   Cost of mutual fund shares sold ...............   (43,868,630)  (4,585,036)
                                                     -----------   ----------
      Realized gain (loss) on investments ........     1,868,370   (1,399,246)
   Change in unrealized gain (loss)
      on investments .............................     5,797,348    3,501,966
                                                     -----------   ----------
      Net gain (loss) on investments .............     7,665,718    2,102,720
                                                     -----------   ----------
   Reinvested capital gains ......................            --           --
                                                     -----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     7,375,687    2,024,768
                                                     ===========   ==========

                                                      VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat     WRBal
                                                     ------------   ----------   ---------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................   $         --      27,294      25,167         951            --          --
   Mortality and expense risk charges (note 2) ...       (976,450)   (102,329)     (5,781)     (9,783)     (598,068)   (408,519)
                                                     ------------   ---------     -------     -------     ---------   ---------
      Net investment income (loss) ...............       (976,450)    (75,035)     19,386      (8,832)     (598,068)   (408,519)
                                                     ------------   ---------     -------     -------     ---------   ---------

   Proceeds from mutual fund shares sold .........     67,896,862     565,345      34,356      52,277       300,632     689,242
   Cost of mutual fund shares sold ...............    (75,367,140)   (736,825)    (31,845)    (49,908)     (306,512)   (783,061)
                                                     ------------   ---------     -------     -------     ---------   ---------
      Realized gain (loss) on investments ........     (7,470,278)   (171,480)      2,511       2,369        (5,880)    (93,819)
   Change in unrealized gain (loss)
      on investments .............................     28,639,156   2,217,011      21,254     295,876     3,265,659   4,851,362
                                                     ------------   ---------     -------     -------     ---------   ---------
      Net gain (loss) on investments .............     21,168,878   2,045,531      23,765     298,245     3,259,779   4,757,543
                                                     ------------   ---------     -------     -------     ---------   ---------
   Reinvested capital gains ......................             --          --          --          --            --          --
                                                     ------------   ---------     -------     -------     ---------   ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 20,192,428   1,970,496      43,151     289,413     2,661,711   4,349,024
                                                     ============   =========     =======     =======     =========   =========

                                                       WRBnd       WRCoreEq
                                                     ----------   ----------
Investment activity:
   Reinvested dividends ..........................           --           --
   Mortality and expense risk charges (note 2) ...     (724,333)  (1,286,620)
                                                     ----------   ----------
      Net investment income (loss) ...............     (724,333)  (1,286,620)
                                                     ----------   ----------

   Proceeds from mutual fund shares sold .........    6,473,429    2,598,444
   Cost of mutual fund shares sold ...............   (5,968,737)  (3,397,795)
                                                     ----------   ----------
      Realized gain (loss) on investments ........      504,692     (799,351)
   Change in unrealized gain (loss)
      on investments .............................    3,558,882   12,727,373
                                                     ----------   ----------
      Net gain (loss) on investments .............    4,063,574   11,928,022
                                                     ----------   ----------
   Reinvested capital gains ......................           --           --
                                                     ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    3,339,241   10,641,402
                                                     ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                       WRGrowth      WRHiInc      WRIntl     WRLTBond      WRMMkt      WRSciTech
                                                     -----------   ----------   ----------   --------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................   $        --           --           --         --       122,468           --
   Mortality and expense risk charges (note 2) ...    (1,342,359)    (350,493)    (235,496)  (226,284)     (272,237)    (381,643)
                                                     -----------   ----------   ----------   --------   -----------   ----------
      Net investment income (loss) ...............    (1,342,359)    (350,493)    (235,496)  (226,284)     (149,769)    (381,643)
                                                     -----------   ----------   ----------   --------   -----------   ----------

   Proceeds from mutual fund shares sold .........       996,095    4,365,974    2,973,928    940,430    17,477,917      988,479
   Cost of mutual fund shares sold ...............    (1,258,748)  (5,046,444)  (4,767,994)  (896,638)  (17,477,917)  (1,187,987)
                                                     -----------   ----------   ----------   --------   -----------   ----------
      Realized gain (loss) on investments ........      (262,653)    (680,470)  (1,794,066)    43,792            --     (199,508)
   Change in unrealized gain (loss)
      on investments .............................    18,301,410    6,158,460    3,059,250    883,627            --    4,751,211
                                                     -----------   ----------   ----------   --------   -----------   ----------
      Net gain (loss) on investments .............    18,038,757    5,477,990    1,265,184    927,419            --    4,551,703
                                                     -----------   ----------   ----------   --------   -----------   ----------
   Reinvested capital gains ......................            --           --           --         --            --           --
                                                     -----------   ----------   ----------   --------   -----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $16,696,398    5,127,497    1,029,688    701,135      (149,769)   4,170,060
                                                     ===========   ==========   ==========   ========   ===========   ==========

                                                       WRSmCap      WRValue
                                                     -----------   ----------
Investment activity:
   Reinvested dividends ..........................            --           --
   Mortality and expense risk charges (note 2) ...      (592,794)    (416,232)
                                                     -----------   ----------
      Net investment income (loss) ...............      (592,794)    (416,232)
                                                     -----------   ----------

   Proceeds from mutual fund shares sold .........    14,272,613    2,259,848
   Cost of mutual fund shares sold ...............   (16,135,441)  (2,634,273)
                                                     -----------   ----------
      Realized gain (loss) on investments ........    (1,862,828)    (374,425)
   Change in unrealized gain (loss)
      on investments .............................    14,346,283    5,298,594
                                                     -----------   ----------
      Net gain (loss) on investments .............    12,483,455    4,924,169
                                                     -----------   ----------
   Reinvested capital gains ......................            --           --
                                                     -----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    11,890,661    4,507,937
                                                     ===========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                   Total                     AIMBal             AIMBValue2
                                                     --------------------------------   -----------------   ------------------
                                                           2003             2002         2003      2002       2003       2002
                                                     ---------------   --------------   -------   -------   ---------   ------
Investment activity:
   Net investment income (loss) ..................   $    38,705,091       29,572,709    (3,173)     (778)    (34,743)    --
   Realized gain (loss) on investments ...........      (572,490,752)    (311,435,655)   (3,529)      (50)      5,546     --
   Change in unrealized gain (loss)
      on investments .............................     1,570,929,448     (975,002,712)   48,270   (22,579)    632,966     --
   Reinvested capital gains ......................         1,441,469       47,883,000        --        --          --     --
                                                     ---------------   --------------   -------   -------   ---------    ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     1,038,585,256   (1,208,982,658)   41,568   (23,407)    603,769     --
                                                     ---------------   --------------   -------   -------   ---------    ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     1,110,779,593    1,837,378,423   230,952   279,173   2,827,676     --
   Transfers between funds .......................                --               --       124        --     (96,606)    --
   Redemptions (note 3) ..........................      (743,006,687)    (901,763,040)  (21,062)   (1,961)    (53,250)    --
   Annuity benefits ..............................        (1,035,019)        (969,218)       --        --          --     --
   Annual contract maintenance charges (note 2) ..          (187,984)        (179,277)       --        --          --     --
   Contingent deferred sales charges (note 2) ....       (12,731,608)     (11,053,896)       --        --        (877)    --
   Adjustments to maintain reserves ..............        (2,926,639)        (352,947)      (22)      (38)       (133)    --
                                                     ---------------   --------------   -------   -------   ---------    ----
         Net equity transactions .................       350,891,656      923,060,045   209,992   277,174   2,676,810     --
                                                     ---------------   --------------   -------   -------   ---------    ----

Net change in contract owners' equity ............     1,389,476,912     (285,922,613)  251,560   253,767   3,280,579     --
Contract owners' equity beginning
   of period .....................................    11,867,051,526   12,948,274,792   369,841        --   2,260,202     --
                                                     ---------------   --------------   -------   -------   ---------    ----
Contract owners' equity end of period ............   $13,256,528,438   12,662,352,179   621,401   253,767   5,540,781     --
                                                     ===============   ==============   =======   =======   =========    ====

CHANGES IN UNITS:
   Beginning units ...............................     1,263,729,276    1,169,724,887    45,020        --     298,956     --
                                                     ---------------   --------------   -------   -------   ---------    ----
   Units purchased ...............................       676,445,006      184,355,670    28,543    28,848     387,402     --
   Units redeemed ................................      (641,145,061)    (109,719,243)   (2,544)     (200)    (32,153)    --
                                                     ---------------   --------------   -------   -------   ---------    ----
   Ending units ..................................     1,299,029,221    1,244,361,314    71,019    28,648     654,205     --
                                                     ===============   ==============   =======   =======   =========    ====

                                                        AIMBlueCh
                                                     ----------------
                                                      2003      2002
                                                     -------   ------
Investment activity:
   Net investment income (loss) ..................    (1,536)    (174)
   Realized gain (loss) on investments ...........      (669)  (1,502)
   Change in unrealized gain (loss)
      on investments .............................    31,092   (6,967)
   Reinvested capital gains ......................        --       --
                                                     -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    28,887   (8,643)
                                                     -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................   129,274   74,142
   Transfers between funds .......................    (2,038)      --
   Redemptions (note 3) ..........................    (3,001)  (1,650)
   Annuity benefits ..............................        --       --
   Annual contract maintenance charges (note 2) ..        --       --
   Contingent deferred sales charges (note 2) ....      (103)    (101)
   Adjustments to maintain reserves ..............       (35)      10
                                                     -------   ------
         Net equity transactions .................   124,097   72,401
                                                     -------   ------

Net change in contract owners' equity ............   152,984   63,758
Contract owners' equity beginning
   of period .....................................   153,752       --
                                                     -------   ------
Contract owners' equity end of period ............   306,736   63,758
                                                     =======   ======

CHANGES IN UNITS:
   Beginning units ...............................    21,069       --
                                                     -------   ------
   Units purchased ...............................    17,911    7,909
   Units redeemed ................................      (702)    (169)
                                                     -------   ------
   Ending units ..................................    38,278    7,740
                                                     =======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         AIMCapAp          AIMCapAp2          AIMCoreEq          AIMPreEq
                                                     ---------------   ----------------   ----------------   -----------------
                                                       2003     2002      2003     2002     2003     2002      2003      2002
                                                     -------   -----   ---------   ----   -------   ------   -------   -------
Investment activity:
   Net investment income (loss) ..................   $  (260)     (9)     (8,667)   --       (529)     (29)   (2,321)     (425)
   Realized gain (loss) on investments ...........       (98)     (1)       (206)   --       (142)      (1)   (3,267)     (120)
   Change in unrealized gain (loss) on
      investments ................................     6,158    (405)    122,593    --      8,477     (842)   38,361   (22,591)
   Reinvested capital gains ......................        --      --          --    --         --       --        --        --
                                                     -------   -----   ---------   ----   -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     5,800    (415)    113,720    --      7,806     (872)   32,773   (23,136)
                                                     -------   -----   ---------   ----   -------   ------   -------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) ............................    26,556   4,490     754,556    --     33,442   13,421    39,838   180,532
   Transfers between funds .......................        --      --      19,288    --         --       --      (388)        3
   Redemptions (note 3) ..........................      (449)     --      (7,284)   --        (82)      --   (14,376)     (700)
   Annuity benefits ..............................        --      --          --    --         --       --        --        --
   Annual contract maintenance charges (note 2) ..        --      --          --    --         --       --        --        --
   Contingent deferred sales charges (note 2) ....        --      --        (187)   --         --       --      (744)       (2)
   Adjustments to maintain reserves ..............        (7)     (3)        (35)   --       (364)      (3)      (18)      (37)
                                                     -------   -----   ---------   ----   -------   ------   -------   -------
         Net equity transactions .................    26,100   4,487     766,338    --     32,996   13,418    24,312   179,796
                                                     -------   -----   ---------   ----   -------   ------   -------   -------

Net change in contract owners' equity ............    31,900   4,072     880,058    --     40,802   12,546    57,085   156,660
Contract owners' equity beginning of period ......    30,215      --     495,921    --     61,085       --   321,013        --
                                                     -------   -----   ---------   ----   -------   ------   -------   -------
Contract owners' equity end of period ............   $62,115   4,072   1,375,979    --    101,887   12,546   378,098   156,660
                                                     =======   =====   =========   ====   =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ...............................     3,915      --      62,716    --      7,344       --    46,242        --
                                                     -------   -----   ---------   ----   -------   ------   -------   -------
   Units purchased ...............................     3,437     463      98,805    --      3,983    1,371     5,662    19,904
   Units redeemed ................................       (58)     --      (3,710)   --        (12)      --    (2,239)      (77)
                                                     -------   -----   ---------   ----   -------   ------   -------   -------
   Ending units ..................................     7,294     463     157,811    --     11,315    1,371    49,665    19,827
                                                     =======   =====   =========   ====   =======   ======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         AIMPreEq2           AlGrIncB         AISmCapValB          AlPremGrB
                                                     -----------------   ----------------   ----------------   ----------------
                                                        2003      2002      2003     2002      2003     2002      2003     2002
                                                     ----------   ----   ---------   ----   ---------   ----   ---------   ----
Investment activity:
   Net investment income (loss) ..................   $   (8,541)   --        5,306    --       (3,484)   --      (19,595)    --
   Realized gain (loss) on investments ...........      (11,216)   --        1,848    --        2,713    --       (4,192)    --
   Change in unrealized gain (loss) on
      investments ................................      114,786    --      210,354    --      339,544    --      227,635     --
   Reinvested capital gains ......................           --    --           --    --       50,306    --           --     --
                                                     ----------   ----   ---------   ----   ---------   ----   ---------    ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ........       95,029    --      217,508    --      389,079    --      203,848     --
                                                     ----------   ----   ---------   ----   ---------   ----   ---------    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 3) ............................      548,555    --    1,405,908    --    2,049,262    --    1,847,434     --
   Transfers between funds .......................       33,575    --       18,828    --       27,101    --       33,499     --
   Redemptions (note 3) ..........................      (14,100)   --      (21,336)   --      (24,022)   --      (91,477)    --
   Annuity benefits ..............................           --    --           --    --           --    --           --     --
   Annual contract maintenance charges (note 2) ..           --    --           --    --           --    --           --     --
   Contingent deferred sales charges (note 2) ....          (23)   --         (190)   --         (806)   --       (1,406)    --
   Adjustments to maintain reserves ..............          (41)   --          (70)   --      (50,397)   --         (105)    --
                                                     ----------   ----   ---------   ----   ---------   ----   ---------    ---
         Net equity transactions .................      567,966    --    1,403,140    --    2,001,138    --    1,787,945     --
                                                     ----------   ----   ---------   ----   ---------   ----   ---------    ---

Net change in contract owners' equity ............      662,995    --    1,620,648    --    2,390,217    --    1,991,793     --
Contract owners' equity beginning of period ......      576,910    --      647,929    --    1,261,226    --      983,078     --
                                                     ----------   ----   ---------   ----   ---------   ----   ---------    ---
Contract owners' equity end of period ............   $1,239,905    --    2,268,577    --    3,651,443    --    2,974,871     --
                                                     ==========   ====   =========   ====   =========   ====   =========    ===

CHANGES IN UNITS:
   Beginning units ...............................       75,225    --       82,504    --      153,160    --      126,001     --
                                                     ----------   ----   ---------   ----   ---------   ----   ---------    ---
   Units purchased ...............................       95,472    --      177,431    --      263,356    --      267,996     --
   Units redeemed ................................      (22,746)   --       (7,267)   --      (14,411)   --      (43,459)    --
                                                     ----------   ----   ---------   ----   ---------   ----   ---------    ---
   Ending units ..................................      147,951    --      252,668    --      402,105    --      350,538     --
                                                     ==========   ====   =========   ====   =========   ====   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                              ACVPIncGr              ACVPIncGr2        ACVPInflaPro
                                                     --------------------------   ----------------   ----------------
                                                         2003          2002          2003     2002      2003     2002
                                                     ------------   -----------   ---------   ----   ---------   ----
Investment activity:
   Net investment income (loss) ..................   $  1,515,727     1,026,555       4,970    --         (833)   --
   Realized gain (loss) on investments ...........    (10,079,281)   (3,661,236)      1,843    --        1,809    --
   Change in unrealized gain (loss) on
      investments ................................     29,163,366   (24,669,842)    303,942    --      (22,571)   --
   Reinvested capital gains ......................             --            --          --    --           --    --
                                                     ------------   -----------   ---------   ----   ---------   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     20,599,812   (27,304,523)    310,755    --      (21,595)   --
                                                     ------------   -----------   ---------   ----   ---------   ----

Equity transactions:
   Purchase payments received from contract
      owners (note 3) ............................      9,890,154    22,693,644   1,907,351    --      682,963    --
   Transfers between funds .......................      9,127,844    (6,611,463)     62,133    --    3,325,871    --
   Redemptions (note 3) ..........................    (10,116,507)   (9,069,879)    (86,773)   --      (18,624)   --
   Annuity benefits ..............................        (17,400)      (37,738)         --    --         (137)   --
   Annual contract maintenance charges (note 2) ..         (5,239)       (5,597)         --    --           --    --
   Contingent deferred sales charges (note 2) ....       (212,294)     (186,667)         --    --          (57)   --
   Adjustments to maintain reserves ..............        (83,135)      (10,792)       (101)   --         (247)   --
                                                     ------------   -----------   ---------   ----   ---------   ----
         Net equity transactions .................      8,583,423     6,771,508   1,882,610    --    3,989,769    --
                                                     ------------   -----------   ---------   ----   ---------   ----

Net change in contract owners' equity ............     29,183,235   (20,533,015)  2,193,365    --    3,968,174    --
Contract owners' equity beginning of period ......    188,958,653   244,097,006   1,284,778    --           --    --
                                                     ------------   -----------   ---------   ----   ---------   ----
Contract owners' equity end of period ............   $218,141,888   223,563,991   3,478,143    --    3,968,174    --
                                                     ============   ===========   =========   ====   =========   ====

CHANGES IN UNITS:
   Beginning units ...............................     20,008,742    20,431,056     157,252    --           --    --
                                                     ------------   -----------   ---------   ----   ---------   ----
   Units purchased ...............................      4,701,229       926,124     242,589    --      408,769    --
   Units redeemed ................................     (3,891,927)     (268,089)    (15,965)   --      (23,251)   --
                                                     ------------   -----------   ---------   ----   ---------   ----
   Ending units ..................................     20,818,044    21,089,091     383,876    --      385,518    --
                                                     ============   ===========   =========   ====   =========   ====

                                                              ACVPInt
                                                     -------------------------
                                                         2003          2002
                                                     -----------   -----------
Investment activity:
   Net investment income (loss) ..................       256,610       354,069
   Realized gain (loss) on investments ...........    (4,000,941)    3,146,345
   Change in unrealized gain (loss) on
      investments ................................     7,639,266    (6,996,545)
   Reinvested capital gains ......................            --            --
                                                     -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     3,894,935    (3,496,131)
                                                     -----------   -----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) ............................       260,018     9,642,253
   Transfers between funds .......................    (9,705,560)    2,010,734
   Redemptions (note 3) ..........................    (4,441,835)  (43,508,435)
   Annuity benefits ..............................        (7,274)       (1,663)
   Annual contract maintenance charges (note 2) ..        (2,126)       (2,536)
   Contingent deferred sales charges (note 2) ....       (99,311)     (136,502)
   Adjustments to maintain reserves ..............       (56,516)      (16,647)
                                                     -----------   -----------
         Net equity transactions .................   (14,052,604)  (32,012,796)
                                                     -----------   -----------

Net change in contract owners' equity ............   (10,157,669)  (35,508,927)
Contract owners' equity beginning of period ......   117,523,192   215,558,105
                                                     -----------   -----------
Contract owners' equity end of period ............   107,365,523   180,049,178
                                                     ===========   ===========

CHANGES IN UNITS:
   Beginning units ...............................    13,652,082    19,760,892
                                                     -----------   -----------
   Units purchased ...............................        22,549       875,405
   Units redeemed ................................    (1,728,149)   (3,278,464)
                                                     -----------   -----------
   Ending units ..................................    11,946,482    17,357,833
                                                     ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                             ACVPInt3                  ACVPUltra            ACVPUltra2
                                                     ------------------------   ----------------------   ----------------
                                                        2003          2002         2003         2002        2003     2002
                                                     -----------   ----------   ----------   ---------   ---------   ----
Investment activity:
   Net investment income (loss) ..................   $    74,566      (20,064)     (36,732)     (1,067)    (12,195)   --
   Realized gain (loss) on investments ...........      (713,462)      (2,311)     (42,349)     (5,754)     (2,281)   --
   Change in unrealized gain (loss) on
      investments ................................     2,610,645     (259,718)     818,278     (69,365)    194,501    --
   Reinvested capital gains ......................            --           --           --          --          --    --
                                                     -----------   ----------   ----------   ---------   ---------   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     1,971,749     (282,093)     739,197     (76,186)    180,025    --
                                                     -----------   ----------   ----------   ---------   ---------   ----

Equity transactions:
   Purchase payments received from contract
      owners (note 3) ............................     6,116,523    4,192,829    2,367,542     129,646   1,346,886    --
   Transfers between funds .......................     3,580,671   14,885,790    3,916,833     920,472      51,516    --
   Redemptions (note 3) ..........................    (1,831,057)    (139,994)    (291,809)     (2,636)    (20,720)   --
   Annuity benefits ..............................            --           --       (1,123)         --          --    --
   Annual contract maintenance charges (note 2) ..          (344)          (9)         (20)         --          --    --
   Contingent deferred sales charges (note 2) ....       (28,663)      (1,582)      (4,467)        (60)       (374)   --
   Adjustments to maintain reserves ..............        25,815       31,488       (1,082)        (11)        (41)   --
                                                     -----------   ----------   ----------   ---------   ---------   ----
         Net equity transactions .................     7,862,945   18,968,522    5,985,874   1,047,411   1,377,267    --
                                                     -----------   ----------   ----------   ---------   ---------   ----

Net change in contract owners' equity ............     9,834,694   18,686,429    6,725,071     971,225   1,557,292    --
Contract owners' equity beginning of period ......    34,923,433           --    3,412,178          --     665,893    --
                                                     -----------   ----------   ----------   ---------   ---------   ----
Contract owners' equity end of period ............   $44,758,127   18,686,429   10,137,249     971,225   2,223,185    --
                                                     ===========   ==========   ==========   =========   =========   ====

CHANGES IN UNITS:
   Beginning units ...............................     4,339,185           --      427,070          --      84,098    --
                                                     -----------   ----------   ----------   ---------   ---------   ----
   Units purchased ...............................     1,932,701    1,937,287    1,319,111     106,903     177,121    --
   Units redeemed ................................      (940,589)     (14,010)    (611,837)       (267)     (7,544)   --
                                                     -----------   ----------   ----------   ---------   ---------   ----
   Ending units ..................................     5,331,297    1,923,277    1,134,344     106,636     253,675    --
                                                     ===========   ==========   ==========   =========   =========   ====

                                                              ACVPVal
                                                     -------------------------
                                                        2003           2002
                                                     -----------   -----------
Investment activity:
   Net investment income (loss) ..................     1,856,824       813,937
   Realized gain (loss) on investments ...........   (12,199,668)    1,754,670
   Change in unrealized gain (loss) on
      investments ................................    41,241,716   (41,378,741)
   Reinvested capital gains ......................            --    19,513,169
                                                     -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........    30,898,872   (19,296,965)
                                                     -----------   -----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) ............................    25,562,610    76,719,189
   Transfers between funds .......................   (19,850,094)   43,296,321
   Redemptions (note 3) ..........................   (16,372,568)  (14,415,566)
   Annuity benefits ..............................       (24,016)      (12,424)
   Annual contract maintenance charges (note 2) ..        (3,732)       (1,952)
   Contingent deferred sales charges (note 2) ....      (304,137)     (246,768)
   Adjustments to maintain reserves ..............        40,139       173,251
                                                     -----------   -----------
         Net equity transactions .................   (10,951,798)  105,512,051
                                                     -----------   -----------

Net change in contract owners' equity ............    19,947,074    86,215,086
Contract owners' equity beginning of period ......   371,257,841   315,422,735
                                                     -----------   -----------
Contract owners' equity end of period ............   391,204,915   401,637,821
                                                     ===========   ===========

CHANGES IN UNITS:
   Beginning units ...............................    30,662,966    22,460,603
                                                     -----------   -----------
   Units purchased ...............................     9,386,919     8,286,660
   Units redeemed ................................   (10,340,372)     (801,371)
                                                     -----------   -----------
   Ending units ..................................    29,709,513    29,945,892
                                                     ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                          ACVPVal2             BBTCapAp             BBTCapMAG
                                                     -----------------   -------------------   -------------------
                                                        2003      2002      2003       2002       2003       2002
                                                     ----------   ----   ---------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ..................   $   (1,392)   --       (8,042)     (954)     (8,171)   (1,437)
   Realized gain (loss) on investments ...........       (6,286)   --       (4,733)       66     (10,283)   (1,262)
   Change in unrealized gain (loss) on
      investments ................................      459,754    --      199,145   (19,899)    118,121   (44,056)
   Reinvested capital gains ......................           --    --           --        --          --        --
                                                     ----------   ----   ---------   -------   ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........      452,076    --      186,370   (20,787)     99,667   (46,755)
                                                     ----------   ----   ---------   -------   ---------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) ............................    3,017,976    --      321,875   343,893     117,169   714,021
   Transfers between funds .......................      198,751    --          294        (3)     (4,077)       --
   Redemptions (note 3) ..........................      (74,481)   --      (29,394)   (9,057)    (33,074)  (14,581)
   Annuity benefits ..............................           --    --           --        --          --        --
   Annual contract maintenance charges (note 2) ..           --    --           --        --          --        --
   Contingent deferred sales charges (note 2) ....       (1,286)   --         (703)       --        (566)     (560)
   Adjustments to maintain reserves ..............         (116)   --         (295)      (33)        (49)      (13)
                                                     ----------   ----   ---------   -------   ---------   -------
         Net equity transactions .................    3,140,844    --      291,777   334,800      79,403   698,867
                                                     ----------   ----   ---------   -------   ---------   -------

Net change in contract owners' equity ............    3,592,920    --      478,147   314,013     179,070   652,112
Contract owners' equity beginning of period ......    2,374,430    --    1,048,811        --   1,118,486        --
                                                     ----------   ----   ---------   -------   ---------   -------
Contract owners' equity end of period ............   $5,967,350    --    1,526,958   314,013   1,297,556   652,112
                                                     ==========   ====   =========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ...............................      276,263    --      126,777        --     141,508        --
                                                     ----------   ----   ---------   -------   ---------   -------
   Units purchased ...............................      401,185    --       38,983    32,332      14,639    72,719
   Units redeemed ................................      (36,574)   --       (3,532)     (809)     (4,774)   (1,427)
                                                     ----------   ----   ---------   -------   ---------   -------
   Ending units ..................................      640,874    --      162,228    31,523     151,373    71,292
                                                     ==========   ====   =========   =======   =========   =======

                                                           BBTGrInc
                                                     -------------------
                                                       2003        2002
                                                     ---------   -------
Investment activity:
   Net investment income (loss) ..................       6,505     1,588
   Realized gain (loss) on investments ...........      (7,398)     (863)
   Change in unrealized gain (loss) on
      investments ................................     192,144   (52,708)
   Reinvested capital gains ......................          --        --
                                                     ---------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     191,251   (51,983)
                                                     ---------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) ............................     910,500   665,362
   Transfers between funds .......................         907        15
   Redemptions (note 3) ..........................     (43,367)   (7,537)
   Annuity benefits ..............................          --        --
   Annual contract maintenance charges (note 2) ..          --        --
   Contingent deferred sales charges (note 2) ....        (898)     (103)
   Adjustments to maintain reserves ..............        (260)      (63)
                                                     ---------   -------
         Net equity transactions .................     866,882   657,674
                                                     ---------   -------

Net change in contract owners' equity ............   1,058,133   605,691
Contract owners' equity beginning of period ......   1,397,651        --
                                                     ---------   -------
Contract owners' equity end of period ............   2,455,784   605,691
                                                     =========   =======

CHANGES IN UNITS:
   Beginning units ...............................     173,232        --
                                                     ---------   -------
   Units purchased ...............................     116,904    65,613
   Units redeemed ................................      (8,099)     (727)
                                                     ---------   -------
   Ending units ..................................     282,037    64,886
                                                     =========   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                           BBTLgCoGr               CSGPVen                   CSIntFoc
                                                     --------------------   ----------------------   -----------------------
                                                        2003        2002       2003        2002         2003         2002
                                                     ----------   -------   ---------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $   (7,407)     (785)    (16,393)     (38,087)     (39,352)     (78,986)
   Realized gain (loss) on investments ...........      (10,504)     (200)   (306,037)    (304,858)    (364,721)     998,037
   Change in unrealized gain (loss) on
      investments ................................      160,110   (38,193)    865,844     (837,468)   1,005,369     (862,413)
   Reinvested capital gains ......................           --        --          --           --           --           --
                                                     ----------   -------   ---------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........      142,199   (39,178)    543,414   (1,180,413)     601,296       56,638
                                                     ----------   -------   ---------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) ............................      413,654   298,653      (5,875)      61,138        3,651       81,255
   Transfers between funds .......................           --        --    (309,463)  (1,017,607)    (712,239)  (1,180,275)
   Redemptions (note 3) ..........................      (14,231)   (1,652)   (310,418)    (272,619)    (366,812)    (571,716)
   Annuity benefits ..............................           --        --          --           --            5           --
   Annual contract maintenance charges (note 2) ..           --        --         (13)         (28)         (56)         (60)
   Contingent deferred sales charges (note 2) ....         (459)       (2)     (9,262)      (4,792)      (7,340)     (10,356)
   Adjustments to maintain reserves ..............         (370)      (67)     (3,997)         768       (6,125)        (984)
                                                     ----------   -------   ---------   ----------   ----------   ----------
         Net equity transactions .................      398,594   296,932    (639,028)  (1,233,140)  (1,088,916)  (1,682,136)
                                                     ----------   -------   ---------   ----------   ----------   ----------

Net change in contract owners' equity ............      540,793   257,754     (95,614)  (2,413,553)    (487,620)  (1,625,498)
Contract owners' equity beginning of period ......      750,507        --   3,626,422    8,573,915    8,755,098   15,534,586
                                                     ----------   -------   ---------   ----------   ----------   ----------
Contract owners' equity end of period ............   $1,291,300   257,754   3,530,808    6,160,362    8,267,478   13,909,088
                                                     ==========   =======   =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................      106,392        --     572,102      881,184    1,294,997    1,823,262
                                                     ----------   -------   ---------   ----------   ----------   ----------
   Units purchased ...............................       62,020    31,801         382        6,869          347        7,297
   Units redeemed ................................       (4,945)     (174)    (99,656)    (148,201)    (166,727)    (163,430)
                                                     ----------   -------   ---------   ----------   ----------   ----------
   Ending units ..................................      163,467    31,627     472,828      739,852    1,128,617    1,667,129
                                                     ==========   =======   =========   ==========   ==========   ==========

                                                             CSLCapV
                                                     -----------------------
                                                        2003         2002
                                                     ----------   ----------
Investment activity:
   Net investment income (loss) ..................      (67,385)    (106,073)
   Realized gain (loss) on investments ...........     (366,616)     267,255
   Change in unrealized gain (loss) on
      investments ................................    1,464,931   (2,270,722)
   Reinvested capital gains ......................           --           --
                                                     ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........    1,030,930   (2,109,540)
                                                     ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) ............................       92,058      159,972
   Transfers between funds .......................     (434,142)    (513,179)
   Redemptions (note 3) ..........................   (1,021,826)  (1,128,801)
   Annuity benefits ..............................           --           --
   Annual contract maintenance charges (note 2) ..         (130)        (150)
   Contingent deferred sales charges (note 2) ....      (14,230)     (24,402)
   Adjustments to maintain reserves ..............       (1,398)         508
                                                     ----------   ----------
         Net equity transactions .................   (1,379,668)  (1,506,052)
                                                     ----------   ----------

Net change in contract owners' equity ............     (348,738)  (3,615,592)
Contract owners' equity beginning of period ......   13,953,162   21,865,632
                                                     ----------   ----------
Contract owners' equity end of period ............   13,604,424   18,250,040
                                                     ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................    1,401,028    1,671,364
                                                     ----------   ----------
   Units purchased ...............................       82,070       12,573
   Units redeemed ................................     (221,306)    (131,943)
                                                     ----------   ----------
   Ending units ..................................    1,261,792    1,551,994
                                                     ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        DryELeadS            DrySmCapIxS           DrySRGroS
                                                     ---------------   ----------------------   --------------
                                                       2003     2002      2003         2002       2003    2002
                                                     --------   ----   ----------   ---------   -------   ----
Investment activity:
   Net investment income (loss) ..................   $ (5,551)   --       (59,316)     (1,853)   (1,308)   --
   Realized gain (loss) on investments ...........      3,344    --       326,208    (160,213)     (575)   --
   Change in unrealized gain (loss) on
      investments ................................    108,331    --       929,206      75,440    15,897    --
   Reinvested capital gains ......................         --    --            --          --        --    --
                                                     --------   ----   ----------   ---------   -------   ----
      Net increase (decrease) in contract owners'
         equity resulting from operations ........    106,124    --     1,196,098     (86,626)   14,014    --
                                                     --------   ----   ----------   ---------   -------   ----

Equity transactions:
   Purchase payments received from contract
      owners (note 3) ............................    486,864    --     4,245,383     328,167   122,881    --
   Transfers between funds .......................     37,850    --      (137,323)  1,534,766     6,863    --
   Redemptions (note 3) ..........................    (27,792)   --      (509,797)     (6,713)   (7,695)   --
   Annuity benefits ..............................         --    --        (5,421)         --        --    --
   Annual contract maintenance charges (note 2) ..         --    --           (42)         --        --    --
   Contingent deferred sales charges (note 2) ....         --    --        (2,175)         --      (561)   --
   Adjustments to maintain reserves ..............        (50)   --         6,018      (5,529)      (20)   --
                                                     --------   ----   ----------   ---------   -------   ----
         Net equity transactions .................    496,872    --     3,596,643   1,850,691   121,468    --
                                                     --------   ----   ----------   ---------   -------   ----

Net change in contract owners' equity ............    602,996    --     4,792,741   1,764,065   135,482    --
Contract owners' equity beginning of period ......    297,477    --     9,334,257          --    97,212    --
                                                     --------   ----   ----------   ---------   -------   ----
Contract owners' equity end of period ............   $900,473    --    14,126,998   1,764,065   232,694    --
                                                     ========   ====   ==========   =========   =======   ====

CHANGES IN UNITS:
   Beginning units ...............................     38,847    --     1,223,668          --    12,952    --
                                                     --------   ----   ----------   ---------   -------   ----
   Units purchased ...............................     70,854    --     3,003,641     195,363    16,569    --
   Units redeemed ................................     (8,379)   --    (2,604,979)       (699)   (1,090)   --
                                                     --------   ----   ----------   ---------   -------   ----
   Ending units ..................................    101,322    --     1,622,330     194,664    28,431    --
                                                     ========   ====   ==========   =========   =======   ====

                                                             DrySRGro
                                                     -------------------------
                                                         2003          2002
                                                     -----------   -----------
Investment activity:
   Net investment income (loss) ..................      (687,260)   (1,095,585)
   Realized gain (loss) on investments ...........   (20,182,430)   (6,430,984)
   Change in unrealized gain (loss) on
      investments ................................    32,069,300   (29,401,016)
   Reinvested capital gains ......................            --            --
                                                     -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........    11,199,610   (36,927,585)
                                                     -----------   -----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) ............................     3,714,439     9,344,899
   Transfers between funds .......................    (5,671,772)  (14,506,461)
   Redemptions (note 3) ..........................    (6,127,208)   (8,189,524)
   Annuity benefits ..............................        (7,332)       (5,095)
   Annual contract maintenance charges (note 2) ..       (12,484)      (14,791)
   Contingent deferred sales charges (note 2) ....      (149,859)     (197,190)
   Adjustments to maintain reserves ..............      (192,076)       (8,765)
                                                     -----------   -----------
         Net equity transactions .................    (8,446,292)  (13,576,927)
                                                     -----------   -----------

Net change in contract owners' equity ............     2,753,318   (50,504,512)
Contract owners' equity beginning of period ......   124,732,029   217,322,393
                                                     -----------   -----------
Contract owners' equity end of period ............   127,485,347   166,817,881
                                                     ===========   ===========

CHANGES IN UNITS:
   Beginning units ...............................    15,948,771    19,487,708
                                                     -----------   -----------
   Units purchased ...............................     2,098,890       851,660
   Units redeemed ................................    (3,169,053)   (2,165,029)
                                                     -----------   -----------
   Ending units ..................................    14,878,608    18,174,339
                                                     ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                               DryStkIx                      DryVIFApp              DryVIFAppS
                                                      ----------------------------   -------------------------   ----------------
                                                          2003           2002           2003          2002         2003      2002
                                                      ------------   -------------   -----------   -----------   ---------   ----
Investment activity:
   Net investment income (loss) ...................   $  1,496,690         586,648      (805,363)     (982,617)    (16,703)    --
   Realized gain (loss) on investments ............    (54,611,820)     (1,651,203)   (3,017,199)     (351,594)       (173)    --
   Change in unrealized gain (loss)
      on investments ..............................    141,096,015    (165,475,946)   15,208,792   (15,825,745)    183,676     --
   Reinvested capital gains .......................             --              --            --            --          --     --
                                                      ------------   -------------   -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...............................     87,980,885    (166,540,501)   11,386,230   (17,159,956)    166,800     --
                                                      ------------   -------------   -----------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ....................     36,683,785      94,018,657     8,295,688    16,508,130   1,434,105     --
   Transfers between funds ........................    (22,872,610)    (32,999,176)      841,703      (962,543)     35,000     --
   Redemptions (note 3) ...........................    (40,033,411)    (52,850,811)   (6,905,226)   (8,094,577)    (45,748)    --
   Annuity benefits ...............................        (63,746)       (105,267)      (25,517)      (18,092)         --     --
   Annual contract maintenance charges (note 2) ...        (28,143)        (30,080)       (4,655)       (4,880)         --     --
   Contingent deferred sales charges (note 2) .....       (799,342)       (994,689)     (126,165)     (156,549)       (797)    --
   Adjustments to maintain reserves ...............       (234,786)       (184,675)       23,514       (13,738)        (79)    --
                                                      ------------   -------------   -----------   -----------   ---------    ---
         Net equity transactions ..................    (27,348,253)      6,853,959     2,099,342     7,257,751   1,422,481     --
                                                      ------------   -------------   -----------   -----------   ---------    ---

Net change in contract owners' equity .............     60,632,632    (159,686,542)   13,485,572    (9,902,205)  1,589,281     --
Contract owners' equity beginning of
   period .........................................    865,868,613   1,184,502,505   147,869,385   178,670,962   1,007,673     --
                                                      ------------   -------------   -----------   -----------   ---------    ---
Contract owners' equity end of period .............   $926,501,245   1,024,815,963   161,354,957   168,768,757   2,596,954     --
                                                      ============   =============   ===========   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ................................     95,354,292      99,494,839    14,518,204    14,326,910     120,876     --
                                                      ------------   -------------   -----------   -----------   ---------    ---
   Units purchased ................................     17,356,640       1,085,342     2,185,846       878,775     180,358     --
   Units redeemed .................................    (20,536,224)       (350,493)   (2,013,928)     (228,445)    (11,167)    --
                                                      ------------   -------------   -----------   -----------   ---------    ---
   Ending units ...................................     92,174,708     100,229,688    14,690,122    14,977,240     290,067     --
                                                      ============   =============   ===========   ===========   =========    ===

                                                        DryVIFDevLd
                                                      ----------------
                                                       2003      2002
                                                      -------   ------
Investment activity
   Net investment income (loss) ...................    (1,985)     (48)
   Realized gain (loss) on investments ............      (354)       1
   Change in unrealized gain (loss)
      on investments ..............................    28,116   (1,377)
   Reinvested capital gains .......................        --       --
                                                      -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...............................    25,777   (1,424)
                                                      -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ....................    48,351   23,378
   Transfers between funds ........................        --       --
   Redemptions (note 3) ...........................      (104)      --
   Annuity benefits ...............................        --       --
   Annual contract maintenance charges (note 2) ...        --       --
   Contingent deferred sales charges (note 2) .....        --       --
   Adjustments to maintain reserves ...............      (130)      11
                                                      -------   ------
         Net equity transactions ..................    48,117   23,389
                                                      -------   ------

Net change in contract owners' equity .............    73,894   21,965
Contract owners' equity beginning of
   period .........................................   210,757       --
                                                      -------   ------
Contract owners' equity end of period .............   284,651   21,965
                                                      =======   ======

CHANGES IN UNITS:
   Beginning units ................................    27,276       --
                                                      -------   ------
   Units purchased ................................     5,613    2,135
   Units redeemed .................................       (12)      --
                                                      -------   ------
   Ending units ...................................    32,877    2,135
                                                      =======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         DryVIFIntVal       FedAmLeadS       FedCapApS          FedHiIncS
                                                      -----------------   --------------   --------------   ----------------
                                                        2003      2002      2003    2002     2003    2002     2003      2002
                                                      --------   ------   -------   ----   -------   ----   ---------   ----
Investment activity:
   Net investment income (loss) ...................   $   (577)     (28)      945    --     (3,379)   --      158,156    --
   Realized gain (loss) on investments ............     (1,102)       3      (492)   --       (796)   --        7,155    --
   Change in unrealized gain (loss)
      on investments ..............................     24,757      477    38,924    --     76,967    --      152,282    --
   Reinvested capital gains .......................         --       --        --    --         --    --           --    --
                                                      --------   ------   -------   ----   -------   ----   ---------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...............................     23,078      452    39,377    --     72,792    --      317,593    --
                                                      --------   ------   -------   ----   -------   ----   ---------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ....................    149,789   13,343   226,950    --    430,814    --    2,995,025    --
   Transfers between funds ........................      1,011      (13)   27,584    --     41,206    --      398,547    --
   Redemptions (note 3) ...........................     (2,843)      --   (11,347)   --    (24,010)   --      (48,766)   --
   Annuity benefits ...............................         --       --        --    --         --    --           --    --
   Annual contract maintenance charges (note 2) ...         --       --        --    --         --    --           --    --
   Contingent deferred sales charges (note 2) .....         --       --       (35)   --         --    --         (549)   --
   Adjustments to maintain reserves ...............        (10)      (1)      (25)   --        (23)   --          (39)   --
                                                      --------   ------   -------   ----   -------   ----   ---------   ----
         Net equity transactions ..................    147,947   13,329   243,127    --    447,987    --    3,344,218    --
                                                      --------   ------   -------   ----   -------   ----   ---------   ----

Net change in contract owners' equity .............    171,025   13,781   282,504    --    520,779    --    3,661,811    --
Contract owners' equity beginning
   of period ......................................     70,197       --   134,110    --    444,085    --    1,130,291    --
                                                      --------   ------   -------   ----   -------   ----   ---------   ----
Contract owners' equity end of period .............   $241,222   13,781   416,614    --    964,864    --    4,792,102    --
                                                      ========   ======   =======   ====   =======   ====   =========   ====

CHANGES IN UNITS:
   Beginning units ................................      8,057       --    16,666    --     54,725    --      118,039    --
                                                      --------   ------   -------   ----   -------   ----   ---------   ----
   Units purchased ................................     18,284    1,290    35,932    --     59,170    --      361,476    --
   Units redeemed .................................       (363)      (1)   (5,120)   --     (4,144)   --      (32,311)   --
                                                      --------   ------   -------   ----   -------   ----   ---------   ----
   Ending units ...................................     25,978    1,289    47,478    --    109,751    --      447,204    --
                                                      ========   ======   =======   ====   =======   ====   =========   ====

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                              FedQualBd               FedQualBdS               FidVIPEIS
                                                      --------------------------   -----------------   -------------------------
                                                          2003          2002          2003      2002      2003          2002
                                                      ------------   -----------   ----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) ...................   $ 12,269,403     7,809,942      185,297    --      7,381,009     6,224,803
   Realized gain (loss) on investments ............      2,647,446     1,301,768        7,113    --    (31,686,041)   (3,989,540)
   Change in unrealized gain (loss)
      on investments ..............................      3,614,068    (7,460,552)     126,922    --     84,029,285   (67,993,490)
   Reinvested capital gains .......................             --     3,518,957           --    --             --    14,786,371
                                                      ------------   -----------   ----------   ----   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...............................     18,530,917     5,170,115      319,332    --     59,724,253   (50,971,856)
                                                      ------------   -----------   ----------   ----   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ....................     50,394,330    69,366,268    7,988,701    --     39,828,404    97,445,876
   Transfers between funds ........................     22,370,195    14,719,467       56,139    --     12,314,853     8,670,537
   Redemptions (note 3) ...........................    (27,220,889)  (12,852,323)    (250,284)   --    (29,375,613)  (26,786,707)
   Annuity benefits                                        (49,948)      (44,195)          --    --        (34,766)      (34,756)
   Annual contract maintenance charges (note 2) ...         (1,532)         (499)          --    --         (5,551)       (4,653)
   Contingent deferred sales charges (note 2) .....       (356,337)     (173,803)      (1,654)   --       (498,454)     (456,609)
   Adjustments to maintain reserves ...............        (33,758)        3,357         (235)   --        (43,062)      (42,007)
                                                      ------------   -----------   ----------   ----   -----------   -----------
         Net equity transactions ..................     45,102,061    71,018,272    7,792,667    --     22,185,811    78,791,681
                                                      ------------   -----------   ----------   ----   -----------   -----------

Net change in contract owners' equity .............     63,632,978    76,188,387    8,111,999    --     81,910,064    27,819,825
Contract owners' equity beginning
   of period ......................................    418,918,133   232,636,766    4,192,600    --    601,917,634   666,202,250
                                                      ------------   -----------   ----------   ----   -----------   -----------
Contract owners' equity end of period .............   $482,551,111   308,825,153   12,304,599    --    683,827,698   694,022,075
                                                      ============   ===========   ==========   ====   ===========   ===========

CHANGES IN UNITS:
   Beginning units ................................     33,983,812    20,337,003      393,660    --     60,212,580    54,589,794
                                                      ------------   -----------   ----------   ----   -----------   -----------
   Units purchased ................................     13,079,395     6,975,701      803,110    --     15,496,743     7,705,070
   Units redeemed .................................     (9,498,502)     (816,104)     (83,363)   --    (13,534,345)   (1,285,757)
                                                      ------------   -----------   ----------   ----   -----------   -----------
   Ending units ...................................     37,564,705    26,496,600    1,113,407    --     62,174,978    61,009,107
                                                      ============   ===========   ==========   ====   ===========   ===========

                                                          FidVIPEI2
                                                      -----------------
                                                         2003      2002
                                                      ----------   ----
Investment activity:
   Net investment income (loss) ...................       22,644    --
   Realized gain (loss) on investments ............       (1,294)   --
   Change in unrealized gain (loss)
      on investments ..............................      963,274    --
   Reinvested capital gains .......................           --    --
                                                      ----------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...............................      984,624    --
                                                      ----------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ....................    6,386,527    --
   Transfers between funds ........................       94,481    --
   Redemptions (note 3) ...........................     (122,322)   --
   Annuity benefits ...............................           --    --
   Annual contract maintenance charges (note 2) ...           --    --
   Contingent deferred sales charges (note 2) .....         (774)   --
   Adjustments to maintain reserves ...............         (207)   --
                                                      ----------   ----
         Net equity transactions ..................    6,357,705    --
                                                      ----------   ----

Net change in contract owners' equity                  7,342,329    --
Contract owners' equity beginning
   of period ......................................    3,622,751    --
                                                      ----------   ----
Contract owners' equity end of period .............   10,965,080    --
                                                      ==========   ====

CHANGES IN UNITS:
   Beginning units ................................      443,769    --
                                                      ----------   ----
   Units purchased ................................      827,832    --
   Units redeemed .................................      (45,580)   --
                                                      ----------   ----
   Ending units ...................................    1,226,021    --
                                                      ==========   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                               FidVIPGrS                FidVIPGr2             FidVIPHIS
                                                      ---------------------------   ----------------   -------------------------
                                                         2003           2002          2003     2002       2003          2002
                                                      ------------   ------------   ---------  -----   -----------   -----------
Investment activity:
   Net investment income (loss) ...................   $ (2,013,979)    (3,664,799)    (24,095)   --     13,588,081    17,102,068
   Realized gain (loss) on investments ............    (91,722,716)   (37,130,893)      7,083    --        831,515   (27,262,845)
   Change in unrealized gain (loss)
      on investments ..............................    158,706,193   (134,244,017)    441,181    --     22,430,342     1,734,527
   Reinvested capital gains .......................             --             --          --    --             --            --
                                                      ------------   ------------   ---------   ----   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...............................     64,969,498   (175,039,709)    424,169    --     36,849,938    (8,426,250)
                                                      ------------   ------------   ---------   ----   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ....................     19,350,257     58,740,904   2,437,799    --     15,454,447    16,679,149
   Transfers between funds ........................       (758,975)   (48,204,688)     78,660    --     72,019,997   (19,560,877)
   Redemptions (note 3) ...........................    (24,599,430)   (34,824,630)    (45,168)   --    (13,245,247)   (9,900,277)
   Annuity benefits ...............................        (43,049)       (90,205)         --    --        (11,603)       (7,136)
   Annual contract maintenance charges (note 2) ...        (15,007)       (16,713)         --    --         (1,870)       (1,488)
   Contingent deferred sales charges (note 2) .....       (536,889)      (705,880)       (418)   --       (199,513)     (146,896)
   Adjustments to maintain reserves ...............       (246,066)       (45,472)        (83)   --         13,390       (16,664)
                                                      ------------   ------------   ---------   ----   -----------   -----------
         Net equity transactions ..................     (6,849,159)   (25,146,684)  2,470,790    --     74,029,600   (12,954,189)
                                                      ------------   ------------   ---------   ----   -----------   -----------

Net change in contract owners' equity .............     58,120,339   (200,186,393)  2,894,959    --    110,879,538   (21,380,439)
Contract owners' equity beginning
   of period ......................................    534,839,113    893,332,864   1,504,242    --    195,960,259   180,112,967
                                                      ------------   ------------   ---------   ----   -----------   -----------
Contract owners' equity end of period .............   $592,959,452    693,146,471   4,399,201    --    306,839,797   158,732,528
                                                      ============   ============   =========   ====   ===========   ===========

CHANGES IN UNITS:
   Beginning units ................................     60,318,635     69,067,055     202,676    --     26,938,971    25,533,687
                                                      ------------   ------------   ---------   ----   -----------   -----------
   Units purchased ................................     13,152,269      4,840,389     343,137    --     27,544,306     2,501,913
   Units redeemed .................................    (14,056,313)    (6,856,999)    (17,801)   --    (18,362,501)   (4,430,855)
                                                      ------------   ------------   ---------   ----   -----------   -----------
   Ending units ...................................     59,414,591     67,050,445     528,012    --     36,120,776    23,604,745
                                                      ============   ============   =========   ====   ===========   ===========

                                                             FidVIPOvS
                                                      ------------------------
                                                          2003         2002
                                                      ----------   -----------
Investment activity:
   Net investment income (loss) ...................      176,775        35,033
   Realized gain (loss) on investments ............   (2,964,991)    5,931,511
   Change in unrealized gain (loss)
      on investments ..............................    7,352,401    (4,244,415)
   Reinvested capital gains .......................           --            --
                                                      ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...............................    4,564,185     1,722,129
                                                      ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ....................      390,198     5,204,733
   Transfers between funds ........................   (6,349,569)  (18,882,585)
   Redemptions (note 3) ...........................   (2,348,068)   (4,484,886)
   Annuity benefits ...............................       (5,364)       (9,607)
   Annual contract maintenance charges (note 2) ...         (580)         (690)
   Contingent deferred sales charges (note 2) .....      (53,245)      (70,926)
   Adjustments to maintain reserves ...............      (72,524)      103,596
                                                      ----------   -----------
         Net equity transactions ..................   (8,439,152)  (18,140,365)
                                                      ----------   -----------

Net change in contract owners' equity .............   (3,874,967)  (16,418,236)
Contract owners' equity beginning
   of period ......................................   59,864,349   107,376,380
                                                      ----------   -----------
Contract owners' equity end of period .............   55,989,382    90,958,144
                                                      ==========   ===========

CHANGES IN UNITS:
   Beginning units ................................    7,674,047    10,843,987
                                                      ----------   -----------
   Units purchased ................................       27,422       391,305
   Units redeemed .................................   (1,180,051)   (1,765,842)
                                                      ----------   -----------
   Ending units ...................................    6,521,418     9,469,450
                                                      ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         FidVIPOvS2R            FidVIPOvSR                FidVIPConS
                                                      -----------------   ----------------------   -------------------------
                                                         2003      2002      2003        2002         2003          2002
                                                      ----------   ----   ----------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) ...................   $   (7,177)   --        48,393      (9,534)     (957,718)      715,549
   Realized gain (loss) on investments ............       (8,159)   --      (305,252)    (36,432)  (16,724,802)   (3,681,770)
   Change in unrealized gain (loss)
      on investments ..............................      524,071    --     3,209,250    (300,498)   61,299,199    (5,073,514)
   Reinvested capital gains .......................           --    --            --          --            --            --
                                                      ----------   ----   ----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...............................      508,735    --     2,952,391    (346,464)   43,616,679    (8,039,735)
                                                      ----------   ----   ----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ....................    2,833,178    --     3,855,851   2,730,298    30,353,327    38,577,301
   Transfers between funds ........................      136,006    --     5,797,437   6,418,446   (11,658,675)   (3,681,701)
   Redemptions (note 3) ...........................      (58,502)   --      (883,487)   (130,484)  (23,416,240)  (22,204,198)
   Annuity benefits ...............................           --    --            --          --       (45,595)      (61,570)
   Annual contract maintenance charges (note 2) ...           --    --          (140)         --       (12,565)      (12,499)
   Contingent deferred sales charges (note 2) .....         (340)   --       (12,480)     (2,077)     (514,501)     (483,021)
   Adjustments to maintain reserves ...............         (144)   --        53,410       1,683       (76,109)       82,310
                                                      ----------   ----   ----------   ---------   -----------   -----------
         Net equity transactions ..................    2,910,198    --     8,810,591   9,017,866    (5,370,358)   12,216,622
                                                      ----------   ----   ----------   ---------   -----------   -----------

Net change in contract owners' equity .............    3,418,933    --    11,762,982   8,671,402    38,246,321     4,176,887
Contract owners' equity beginning
   of period ......................................    1,557,719    --    17,918,637          --   504,163,409   551,747,477
                                                      ----------   ----   ----------   ---------   -----------   -----------
Contract owners' equity end of period .............   $4,976,652    --    29,681,619   8,671,402   542,409,730   555,924,364
                                                      ==========   ====   ==========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ................................      202,377    --     2,316,895          --    45,313,610    44,175,712
                                                      ----------   ----   ----------   ---------   -----------   -----------
   Units purchased ................................      408,203    --     1,681,589     923,821     7,025,494     1,487,050
   Units redeemed .................................      (18,376)   --      (499,642)    (12,811)   (7,512,837)     (424,927)
                                                      ----------   ----   ----------   ---------   -----------   -----------
   Ending units ...................................      592,204    --     3,498,842     911,010    44,826,267    45,237,835
                                                      ==========   ====   ==========   =========   ===========   ===========

                                                         FidVIPCon2
                                                      ----------------
                                                         2003     2002
                                                      ---------   ----
Investment activity:
   Net investment income (loss) ...................     (38,731)   --
   Realized gain (loss) on investments ............          63    --
   Change in unrealized gain (loss)
      on investments ..............................     703,083    --
   Reinvested capital gains .......................          --    --
                                                      ---------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...............................     664,415    --
                                                      ---------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ....................   5,245,537    --
   Transfers between funds ........................     179,405    --
   Redemptions (note 3) ...........................    (105,958)   --
   Annuity benefits ...............................          --    --
   Annual contract maintenance charges (note 2) ...          --    --
   Contingent deferred sales charges (note 2) .....      (1,354)   --
   Adjustments to maintain reserves ...............        (156)   --
                                                      ---------   ----
         Net equity transactions ..................   5,317,474    --
                                                      ---------   ----

Net change in contract owners' equity .............   5,981,889    --
Contract owners' equity beginning
   of period ......................................   2,907,598    --
                                                      ---------   ----
Contract owners' equity end of period .............   8,889,487    --
                                                      =========   ====

CHANGES IN UNITS:
   Beginning units ................................     337,942    --
                                                      ---------   ----
   Units purchased ................................     640,360    --
   Units redeemed .................................     (26,058)   --
                                                      ---------   ----
   Ending units ...................................     952,244    --
                                                      =========   ====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        FidVIPIGBdS             FidVIPGrOpS            FidVIPMCap2
                                                     -----------------   -------------------------   ----------------
                                                        2003      2002       2003          2002         2003     2002
                                                     ----------   ----   -----------   -----------   ---------   ----
Investment activity:
   Net investment income (loss) ..................   $     (670)   --        115,055       398,025     (22,382)   --
   Realized gain (loss) on investments ...........          645    --    (10,869,841)   (6,707,968)       (457)   --
   Change in unrealized gain (loss)
      on investments .............................       (3,903)   --     20,324,595   (11,760,199)    390,899    --
   Reinvested capital gains ......................           --    --             --            --          --    --
                                                     ----------   ----   -----------   -----------   ---------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................       (3,928)   --      9,569,809   (18,070,142)    368,060    --
                                                     ----------   ----   -----------   -----------   ---------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................      580,870    --      1,197,223     3,789,077   2,497,394    --
   Transfers between funds .......................      493,866    --     (4,104,285)   (7,727,886)    190,969    --
   Redemptions (note 3) ..........................      (31,833)   --     (4,845,194)   (5,364,711)    (60,697)   --
   Annuity benefits ..............................         (131)   --         (7,260)       (3,926)         --    --
   Annual contract maintenance charges (note 2) ..           --    --         (1,278)       (1,332)         --    --
   Contingent deferred sales charges (note 2) ....           --    --       (103,755)     (113,955)     (1,198)   --
   Adjustments to maintain reserves ..............        6,103    --        (18,857)      (16,468)       (103)   --
                                                     ----------   ----   -----------   -----------   ---------   ----
         Net equity transactions .................    1,048,875    --     (7,883,406)   (9,439,201)  2,626,365    --
                                                     ----------   ----   -----------   -----------   ---------   ----

Net change in contract owners' equity ............    1,044,947    --      1,686,403   (27,509,343)  2,994,425    --
Contract owners' equity beginning
   of period .....................................           --    --     87,038,767   136,225,725   1,810,462    --
                                                     ----------   ----   -----------   -----------   ---------   ----
Contract owners' equity end of period ............   $1,044,947    --     88,725,170   108,716,382   4,804,887    --
                                                     ==========   ====   ===========   ===========   =========   ====

CHANGES IN UNITS:
   Beginning units ...............................           --    --     12,480,171    15,069,734     211,852    --
                                                     ----------   ----   -----------   -----------   ---------   ----
   Units purchased ...............................      106,067    --        916,022       444,044     329,545    --
   Units redeemed ................................       (5,167)   --     (2,054,465)   (1,550,472)    (19,816)   --
                                                     ----------   ----   -----------   -----------   ---------   ----
   Ending units ..................................      100,900    --     11,341,728    13,963,306     521,581    --
                                                     ==========   ====   ===========   ===========   =========   ====

                                                          FidVIPVaIS
                                                     --------------------
                                                        2003        2002
                                                     ----------   -------
Investment activity:
   Net investment income (loss) ..................      (41,051)     (694)
   Realized gain (loss) on investments ...........     (340,799)   (7,981)
   Change in unrealized gain (loss)
      on investments .............................    1,755,947   (46,547)
   Reinvested capital gains ......................           --        --
                                                     ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    1,374,097   (55,222)
                                                     ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    2,074,603   183,216
   Transfers between funds .......................    8,941,715   386,091
   Redemptions (note 3) ..........................     (490,849)   (3,726)
   Annuity benefits ..............................       (3,385)       --
   Annual contract maintenance charges (note 2) ..          (14)       --
   Contingent deferred sales charges (note 2) ....       (7,479)       (1)
   Adjustments to maintain reserves ..............       39,090        60
                                                     ----------   -------
         Net equity transactions .................   10,553,681   565,640
                                                     ----------   -------

Net change in contract owners' equity ............   11,927,778   510,418
Contract owners' equity beginning
   of period .....................................    6,703,168        --
                                                     ----------   -------
Contract owners' equity end of period ............   18,630,946   510,418
                                                     ==========   =======

CHANGES IN UNITS:
   Beginning units ...............................      897,365        --
                                                     ----------   -------
   Units purchased ...............................    2,940,273    58,616
   Units redeemed ................................   (1,786,274)     (379)
                                                     ----------   -------
   Ending units ..................................    2,051,364    58,237
                                                     ==========   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        FidVIPVaIS2           FHCapAp               FHGrInc
                                                     -----------------   -----------------   ---------------------
                                                        2003      2002     2003      2002       2003        2002
                                                     ----------   ----   -------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................   $   (7,602)   --     (1,814)     (400)     (7,425)     (2,555)
   Realized gain (loss) on investments ...........         (509)   --     (2,618)      172     (18,827)        233
   Change in unrealized gain (loss)
      on investments .............................      216,825    --    147,851   (74,249)    221,867    (201,969)
   Reinvested capital gains ......................           --    --         --        --          --          --
                                                     ----------   ----   -------   -------   ---------   ---------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ...............................      208,714    --    143,419   (74,477)    195,615    (204,291)
                                                     ----------   ----   -------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................      640,283    --     48,546   142,764     113,744     768,241
   Transfers between funds .......................       28,778    --     49,793        --      88,247          --
   Redemptions (note 3) ..........................      (18,639)   --     (6,933)   (1,423)    (57,338)     (7,587)
   Annuity benefits ..............................           --    --         --        --          --          --
   Annual contract maintenance charges (note 2) ..           --    --         --        --          --          --
   Contingent deferred sales charges (note 2) ....          (36)   --        (76)     (122)     (3,376)       (250)
   Adjustments to maintain reserves ..............          (19)   --        (49)     (127)      1,727        (331)
                                                     ----------   ----   -------   -------   ---------   ---------
         Net equity transactions .................      650,367    --     91,281   141,092     143,004     760,073
                                                     ----------   ----   -------   -------   ---------   ---------

Net change in contract owners' equity ............      859,081    --    234,700    66,615     338,619     555,782
Contract owners' equity beginning
   of period .....................................      447,622    --    635,306   553,286   1,423,866     616,267
                                                     ----------   ----   -------   -------   ---------   ---------
Contract owners' equity end of period ............   $1,306,703    --    870,006   619,901   1,762,485   1,172,049
                                                     ==========   ====   =======   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................       59,983    --     71,602    50,748     190,512      60,994
                                                     ----------   ----   -------   -------   ---------   ---------
   Units purchased ...............................       93,686    --     11,261   (36,135)     27,252      31,271
   Units redeemed ................................       (7,945)   --     (1,189)     (367)     (9,148)       (303)
                                                     ----------   ----   -------   -------   ---------   ---------
   Ending units ..................................      145,724    --     81,674    14,246     208,616      91,962
                                                     ==========   ====   =======   =======   =========   =========

                                                             GVITCVal
                                                     -----------------------
                                                        2003         2002
                                                     ----------   ----------
Investment activity:
   Net investment income (loss) ..................       22,116       33,197
   Realized gain (loss) on investments ...........   (3,475,273)    (218,349)
   Change in unrealized gain (loss)
      on investments .............................    7,599,745   (6,435,461)
   Reinvested capital gains ......................           --           --
                                                     ----------   ----------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ...............................    4,146,588   (6,620,613)
                                                     ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    2,647,500    2,596,252
   Transfers between funds .......................    2,298,968   (1,493,805)
   Redemptions (note 3) ..........................   (1,784,721)  (2,159,776)
   Annuity benefits ..............................       (4,900)      (1,999)
   Annual contract maintenance charges (note 2) ..         (339)        (314)
   Contingent deferred sales charges (note 2) ....      (26,300)     (37,139)
   Adjustments to maintain reserves ..............       (9,419)      (1,719)
                                                     ----------   ----------
         Net equity transactions .................    3,120,789   (1,098,500)
                                                     ----------   ----------

Net change in contract owners' equity ............    7,267,377   (7,719,113)
Contract owners' equity beginning
   of period .....................................   33,282,240   45,858,981
                                                     ----------   ----------
Contract owners' equity end of period ............   40,549,617   38,139,868
                                                     ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................    4,287,245    4,369,756
                                                     ----------   ----------
   Units purchased ...............................    1,784,487      270,703
   Units redeemed ................................   (1,432,144)    (381,361)
                                                     ----------   ----------
   Ending units ..................................    4,639,588    4,259,098
                                                     ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        GVITIntVal3              GVITDMidCapI               GVITEmMrkts
                                                     ------------------   -------------------------   ----------------------
                                                        2003       2002       2003          2002        2003         2002
                                                     -----------   ----   -----------   -----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..................   $    (5,806)    --      (683,450)     (831,939)     (9,313)     (62,295)
   Realized gain (loss) on investments ...........       366,889     --    (8,839,103)   (1,374,988)   (202,302)   1,158,634
   Change in unrealized gain (loss)
      on investments .............................        21,341     --    28,550,709    (9,165,978)    669,587   (1,787,851)
   Reinvested capital gains ......................            --     --            --       679,761          --           --
                                                     -----------    ---   -----------   -----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................       382,424     --    19,028,156   (10,693,144)    457,972     (691,512)
                                                     -----------    ---   -----------   -----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................        10,406     --    14,365,450    35,203,279      16,741    1,041,333
   Transfers between funds .......................    10,649,843     --   (10,084,889)   20,380,461    (459,055)   3,910,878
   Redemptions (note 3) ..........................        (1,758)    --    (8,497,355)   (7,026,986)   (118,285)    (575,909)
   Annuity benefits ..............................            --     --       (21,541)      (27,903)     (3,524)      (1,486)
   Annual contract maintenance charges (note 2) ..            --     --        (2,301)       (1,455)        (97)         (91)
   Contingent deferred sales charges (note 2) ....            --     --      (137,137)     (134,584)     (2,986)     (12,308)
   Adjustments to maintain reserves ..............            20     --         9,239        38,130         180       24,509
                                                     -----------    ---   -----------   -----------   ---------   ----------
         Net equity transactions .................    10,658,511     --    (4,368,534)   48,430,942    (567,026)   4,386,926
                                                     -----------    ---   -----------   -----------   ---------   ----------

Net change in contract owners' equity ............    11,040,935     --    14,659,622    37,737,798    (109,054)   3,695,414
Contract owners' equity beginning
   of period .....................................            --     --   184,239,964   163,195,077   3,467,608    5,348,292
                                                     -----------    ---   -----------   -----------   ---------   ----------
Contract owners' equity end of period ............   $11,040,935     --   198,899,586   200,932,875   3,358,554    9,043,706
                                                     ===========    ===   ===========   ===========   =========   ==========

CHANGES IN UNITS:
   Beginning units ...............................            --     --    14,362,198    10,642,272     515,037      688,788
                                                     -----------    ---   -----------   -----------   ---------   ----------
   Units purchased ...............................     4,614,325     --     4,356,493     3,414,503       1,214      563,048
   Units redeemed ................................    (3,596,847)    --    (4,801,750)     (343,210)    (86,010)     (53,123)
                                                     -----------    ---   -----------   -----------   ---------   ----------
   Ending units ..................................     1,017,478     --    13,916,941    13,713,565     430,241    1,198,713
                                                     ===========    ===   ===========   ===========   =========   ==========

                                                          GVITEmMrkts3
                                                     ----------------------
                                                        2003        2002
                                                     ----------   ---------
Investment activity:
   Net investment income (loss) ..................      (34,614)       (592)
   Realized gain (loss) on investments ...........     (227,122)    (16,489)
   Change in unrealized gain (loss)
      on investments .............................    1,973,241    (367,927)
   Reinvested capital gains ......................           --          --
                                                     ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    1,711,505    (385,008)
                                                     ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    1,366,410   1,276,791
   Transfers between funds .......................      546,013   2,481,056
   Redemptions (note 3) ..........................     (441,375)    (82,676)
   Annuity benefits ..............................           --          --
   Annual contract maintenance charges (note 2) ..          (58)         --
   Contingent deferred sales charges (note 2) ....       (7,985)       (520)
   Adjustments to maintain reserves ..............       (4,094)     18,156
                                                     ----------   ---------
         Net equity transactions .................    1,458,911   3,692,807
                                                     ----------   ---------

Net change in contract owners' equity ............    3,170,416   3,307,799
Contract owners' equity beginning
   of period .....................................    9,892,328          --
                                                     ----------   ---------
Contract owners' equity end of period ............   13,062,744   3,307,799
                                                     ==========   =========

CHANGES IN UNITS:
   Beginning units ...............................    1,318,331          --
                                                     ----------   ---------
   Units purchased ...............................      551,616     388,748
   Units redeemed ................................     (359,454)     (8,192)
                                                     ----------   ---------
   Ending units ..................................    1,510,493     380,556
                                                     ==========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                             GVITFHiInc            GVITGlFin1         GVITGlFin3
                                                     --------------------------   -------------   -------------------
                                                         2003          2002        2003    2002     2003        2002
                                                     ------------   -----------   ------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ..................   $  5,149,386     3,874,495     (135)   --      (14,756)   (2,309)
   Realized gain (loss) on investments ...........     (1,479,168)   (5,690,120)     351    --      (10,457)   10,727
   Change in unrealized gain (loss)
      on investments .............................     15,730,058       332,968    2,396    --      266,886   (40,857)
   Reinvested capital gains ......................             --            --       --    --           --        --
                                                     ------------   -----------   ------   ----   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     19,400,276    (1,482,657)   2,612    --      241,673   (32,439)
                                                     ------------   -----------   ------   ----   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     11,934,905    15,138,953       --    --      390,691   189,624
   Transfers between funds .......................     27,386,720     6,375,143       --    --      378,041   679,465
   Redemptions (note 3) ..........................     (7,784,564)   (6,201,872)      --    --      (79,557)   (1,720)
   Annuity benefits ..............................        (12,523)      (43,747)  (2,766)   --           --        --
   Annual contract maintenance charges (note 2) ..           (697)         (273)      --    --           (2)       --
   Contingent deferred sales charges (note 2) ....       (137,721)      (57,427)      --    --       (2,335)       (8)
   Adjustments to maintain reserves ..............        (40,737)       30,095        3    --         (291)      (49)
                                                     ------------   -----------   ------   ----   ---------   -------
         Net equity transactions .................     31,345,383    15,240,872   (2,763)   --      686,547   867,312
                                                     ------------   -----------   ------   ----   ---------   -------

Net change in contract owners' equity ............     50,745,659    13,758,215     (151)   --      928,220   834,873
Contract owners' equity beginning
   of period .....................................    138,055,464    95,559,807   22,637    --    2,369,793        --
                                                     ------------   -----------   ------   ----   ---------   -------
Contract owners' equity end of period ............   $188,801,123   109,318,022   22,486    --    3,298,013   834,873
                                                     ============   ===========   ======   ====   =========   =======

CHANGES IN UNITS:
   Beginning units ...............................     13,477,703     9,462,395    2,635    --      268,594        --
                                                     ------------   -----------   ------   ----   ---------   -------
   Units purchased ...............................     12,674,403     1,818,022       --    --      296,460    85,501
   Units redeemed ................................     (9,760,246)     (332,034)      --    --     (233,803)     (169)
                                                     ------------   -----------   ------   ----   ---------   -------
   Ending units ..................................     16,391,860    10,948,383    2,635    --      331,251    85,332
                                                     ============   ===========   ======   ====   =========   =======

                                                      GVITGlHlth
                                                     -------------
                                                      2003    2002
                                                     ------   ----
Investment activity:
   Net investment income (loss) ..................       (7)   --
   Realized gain (loss) on investments ...........       30    --
   Change in unrealized gain (loss)
      on investments .............................      502    --
   Reinvested capital gains ......................       --    --
                                                     ------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      525    --
                                                     ------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    7,751    --
   Transfers between funds .......................       --    --
   Redemptions (note 3) ..........................   (1,027)   --
   Annuity benefits ..............................      (41)   --
   Annual contract maintenance charges (note 2) ..       --    --
   Contingent deferred sales charges (note 2) ....       --    --
   Adjustments to maintain reserves ..............        4    --
                                                     ------   ----
         Net equity transactions .................    6,687    --
                                                     ------   ----

Net change in contract owners' equity ............    7,212    --
Contract owners' equity beginning
   of period .....................................       --    --
                                                     ------   ----
Contract owners' equity end of period ............    7,212    --
                                                     ======   ====

CHANGES IN UNITS:
   Beginning units ...............................       --    --
                                                     ------   ----
   Units purchased ...............................      698    --
   Units redeemed ................................     (106)   --
                                                     ------   ----
   Ending units ..................................      592    --
                                                     ======   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                           GVITGlHlth3                GVITGlTech             GVITGlTech3
                                                     -----------------------   ----------------------   ---------------------
                                                        2003         2002        2003         2002        2003         2002
                                                     -----------   ---------   ---------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................   $   (71,588)     (5,088)    (18,498)      (4,833)    (26,622)      6,078
   Realized gain (loss) on investments ...........       (45,666)        201    (380,179)  (1,288,164)    (64,439)    (13,584)
   Change in unrealized gain (loss)
      on investments .............................     2,948,537    (156,440)  1,090,329   (1,527,865)    996,546    (114,311)
   Reinvested capital gains ......................            --          --          --           --          --          --
                                                     -----------   ---------   ---------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     2,831,283    (161,327)    691,652   (2,820,862)    905,485    (121,817)
                                                     -----------   ---------   ---------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     1,970,686     876,462       5,802      807,966     643,660     271,024
   Transfers between funds .......................     7,576,531   1,445,677    (364,198)  (1,619,575)  3,004,143     745,036
   Redemptions (note 3) ..........................      (345,509)    (15,450)   (128,355)    (329,446)   (122,716)     (3,781)
   Annuity benefits ..............................            --          --          --           --          --          --
   Annual contract maintenance charges (note 2) ..           (39)         (1)       (177)        (212)        (68)         (3)
   Contingent deferred sales charges (note 2) ....        (4,918)       (114)     (4,055)     (13,344)     (2,022)         --
   Adjustments to maintain reserves ..............        (2,498)     (1,183)     (6,076)      (2,074)       (819)      4,274
                                                     -----------   ---------   ---------   ----------   ---------   ---------
         Net equity transactions .................     9,194,253   2,305,391    (497,059)  (1,156,685)  3,522,178   1,016,550
                                                     -----------   ---------   ---------   ----------   ---------   ---------

Net change in contract owners' equity ............    12,025,536   2,144,064     194,593   (3,977,547)  4,427,663     894,733
Contract owners' equity beginning
   of period .....................................     8,156,119          --   3,102,760    9,106,841   3,648,433          --
                                                     -----------   ---------   ---------   ----------   ---------   ---------
Contract owners' equity end of period ............   $20,181,655   2,144,064   3,297,353    5,129,294   8,076,096     894,733
                                                     ===========   =========   =========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................       966,515          --   1,513,650    2,521,408     511,430          --
                                                     -----------   ---------   ---------   ----------   ---------   ---------
   Units purchased ...............................     1,367,923     238,278      16,929      300,667     720,061     105,847
   Units redeemed ................................      (428,283)     (1,565)   (242,255)    (728,439)   (324,673)       (391)
                                                     -----------   ---------   ---------   ----------   ---------   ---------
   Ending units ..................................     1,906,155     236,713   1,288,324    2,093,636     906,818     105,456
                                                     ===========   =========   =========   ==========   =========   =========

                                                       GVITGlUtl1
                                                     -------------
                                                      2003    2002
                                                     ------   ----
Investment activity:
   Net investment income (loss) ..................     (215)    --
   Realized gain (loss) on investments ...........      678     --
   Change in unrealized gain (loss)
      on investments .............................    3,530     --
   Reinvested capital gains ......................       --     --
                                                     ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    3,993     --
                                                     ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    6,117     --
   Transfers between funds .......................       --     --
   Redemptions (note 3) ..........................   (3,094)    --
   Annuity benefits ..............................     (168)    --
   Annual contract maintenance charges (note 2) ..       --     --
   Contingent deferred sales charges (note 2) ....       --     --
   Adjustments to maintain reserves ..............        5     --
                                                     ------    ---
         Net equity transactions .................    2,860     --
                                                     ------    ---

Net change in contract owners' equity ............    6,853     --
Contract owners' equity beginning
   of period .....................................   37,955     --
                                                     ------    ---
Contract owners' equity end of period ............   44,808     --
                                                     ======    ===

CHANGES IN UNITS:
   Beginning units ...............................    4,408     --
                                                     ------    ---
   Units purchased ...............................      421     --
   Units redeemed ................................     (106)    --
                                                     ------    ---
   Ending units ..................................    4,723     --
                                                     ======    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                          GVITGlUtl3                 GVITGvtBd                GVITGvtBd2
                                                     --------------------   ---------------------------   -----------------
                                                        2003       2002         2003           2002          2003      2002
                                                     ----------   -------   -------------   -----------   ----------   ----
Investment activity:
   Net investment income (loss) ..................   $   (7,012)    1,609      14,395,272    12,115,773      226,801     --
   Realized gain (loss) on investments ...........      (30,523)    2,388       7,335,439     3,287,343       21,598     --
   Change in unrealized gain (loss)
      on investments .............................      161,816   (30,681)      3,163,465     7,694,111      162,015     --
   Reinvested capital gains ......................           --        --       1,365,121       728,296       26,042     --
                                                     ----------   -------   -------------   -----------   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      124,281   (26,684)     26,259,297    23,825,523      436,456     --
                                                     ----------   -------   -------------   -----------   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................      226,275   156,510      75,263,886   107,100,728   14,863,005     --
   Transfers between funds .......................    1,058,876   242,365     (20,741,432)   65,519,670     (942,519)    --
   Redemptions (note 3) ..........................      (47,751)     (831)    (62,604,346)  (33,725,207)    (476,032)    --
   Annuity benefits ..............................           --        --         (68,977)      (42,296)          --     --
   Annual contract maintenance charges (note 2) ..          (17)       --          (7,384)       (3,964)          --     --
   Contingent deferred sales charges (note 2) ....       (1,084)       --      (1,053,665)     (538,637)      (3,642)    --
   Adjustments to maintain reserves ..............         (264)        1         (31,733)       84,628         (422)    --
                                                     ----------   -------   -------------   -----------   ----------    ---
         Net equity transactions .................    1,236,035   398,045      (9,243,651)  138,394,922   13,440,390     --
                                                     ----------   -------   -------------   -----------   ----------    ---

Net change in contract owners' equity ............    1,360,316   371,361      17,015,646   162,220,445   13,876,846     --
Contract owners' equity beginning
   of period .....................................      775,686        --   1,013,977,779   616,004,559   10,126,255     --
                                                     ----------   -------   -------------   -----------   ----------    ---
Contract owners' equity end of period ............   $2,136,002   371,361   1,030,993,425   778,225,004   24,003,101     --
                                                     ==========   =======   =============   ===========   ==========    ===

CHANGES IN UNITS:
   Beginning units ...............................       97,862        --      77,981,271    51,441,846      945,128     --
                                                     ----------   -------   -------------   -----------   ----------    ---
   Units purchased ...............................      227,505    43,451      19,801,355    13,628,779    1,495,252     --
   Units redeemed ................................      (81,144)      (90)    (20,357,119)   (1,905,256)    (247,078)    --
                                                     ----------   -------   -------------   -----------   ----------    ---
   Ending units ..................................      244,223    43,361      77,425,507    63,165,369    2,193,302     --
                                                     ==========   =======   =============   ===========   ==========    ===

                                                            GVITGrowth
                                                     -------------------------
                                                        2003          2002
                                                     -----------   -----------
Investment activity:
   Net investment income (loss) ..................      (432,331)     (655,697)
   Realized gain (loss) on investments ...........   (22,933,550)  (20,238,304)
   Change in unrealized gain (loss)
      on investments .............................    34,587,620    (2,267,789)
   Reinvested capital gains ......................            --            --
                                                     -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    11,221,739   (23,161,790)
                                                     -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     1,826,330     3,806,553
   Transfers between funds .......................      (779,545)   (8,024,048)
   Redemptions (note 3) ..........................    (4,301,353)   (5,581,234)
   Annuity benefits ..............................        (9,685)       (7,985)
   Annual contract maintenance charges (note 2) ..        (4,633)       (5,351)
   Contingent deferred sales charges (note 2) ....      (108,751)     (129,208)
   Adjustments to maintain reserves ..............       (18,844)       (1,908)
                                                     -----------   -----------
         Net equity transactions .................    (3,396,481)   (9,943,181)
                                                     -----------   -----------

Net change in contract owners' equity ............     7,825,258   (33,104,971)
Contract owners' equity beginning
   of period .....................................    79,771,291   138,834,579
                                                     -----------   -----------
Contract owners' equity end of period ............    87,596,549   105,729,608
                                                     ===========   ===========

CHANGES IN UNITS:
   Beginning units ...............................    16,188,470    19,812,385
                                                     -----------   -----------
   Units purchased ...............................     5,429,188       561,629
   Units redeemed ................................    (6,024,068)   (2,040,280)
                                                     -----------   -----------
   Ending units ..................................    15,593,590    18,333,734
                                                     ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            GVITIDAgg                  GVITIDCon                   GVITIDMod
                                                     -----------------------   -------------------------   ------------------------
                                                         2003         2002         2003          2002         2003          2002
                                                     -----------   ---------   ------------   ----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..................   $      (573)      7,030        552,584       49,070       504,706       83,848
   Realized gain (loss) on investments ...........      (208,647)      3,212       (148,557)       3,657      (593,226)       3,203
   Change in unrealized gain (loss)
      on investments .............................     2,617,780    (270,748)     2,768,829     (148,575)   13,375,834   (1,151,473)
   Reinvested capital gains ......................            --         694             --           98            --           93
                                                     -----------   ---------   ------------   ----------   -----------   ----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................     2,408,560    (259,812)     3,172,856      (95,750)   13,287,314   (1,064,329)
                                                     -----------   ---------   ------------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    11,075,761   2,555,538     29,436,504    7,588,388    63,095,506   22,162,888
   Transfers between funds .......................     1,769,894   1,921,889     16,926,903    9,049,304    20,895,756   12,343,491
   Redemptions (note 3) ..........................      (661,260)     (7,053)    (6,568,997)    (128,697)   (5,861,184)    (390,215)
   Annuity benefits ..............................        (6,929)         --       (133,348)          --        (8,120)          --
   Annual contract maintenance charges (note 2) ..          (442)        (15)          (425)         (11)       (1,295)         (26)
   Contingent deferred sales charges (note 2) ....        (8,761)       (276)       (49,557)      (1,217)      (59,618)      (4,725)
   Adjustments to maintain reserves ..............        (2,712)     (7,370)       232,285         (344)       42,313       (1,374)
                                                     -----------   ---------   ------------   ----------   -----------   ----------
         Net equity transactions .................    12,165,551   4,462,713     39,843,365   16,507,423    78,103,358   34,110,039
                                                     -----------   ---------   ------------   ----------   -----------   ----------

Net change in contract owners' equity ............    14,574,111   4,202,901     43,016,221   16,411,673    91,390,672   33,045,710
Contract owners' equity beginning
   of period .....................................    12,732,962          --     63,466,313           --   120,851,032           --
                                                     -----------   ---------   ------------   ----------   -----------   ----------
Contract owners' equity end of period ............   $27,307,073   4,202,901    106,482,534   16,411,673   212,241,704   33,045,710
                                                     ===========   =========   ============   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ...............................     1,544,512          --      6,278,984           --    13,348,727           --
                                                     -----------   ---------   ------------   ----------   -----------   ----------
   Units purchased ...............................     1,670,436     445,796      6,537,639    1,661,264    11,589,578    3,455,685
   Units redeemed ................................      (258,283)       (700)    (2,570,414)     (12,655)   (3,134,178)     (38,214)
                                                     -----------   ---------   ------------   ----------   -----------   ----------
   Ending units ..................................     2,956,665     445,096     10,246,209    1,648,609    21,804,127    3,417,471
                                                     ===========   =========   ============   ==========   ===========   ==========

                                                          GVITIDModAgg
                                                     -----------------------
                                                        2003         2002
                                                     ----------   ----------
Investment activity:
   Net investment income (loss) ..................       84,021       32,727
   Realized gain (loss) on investments ...........     (594,687)       6,217
   Change in unrealized gain (loss)
      on investments .............................    7,351,252     (794,942)
   Reinvested capital gains ......................           --          650
                                                     ----------   ----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................    6,840,586     (755,348)
                                                     ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................   29,056,756   10,685,196
   Transfers between funds .......................    7,560,713    5,596,298
   Redemptions (note 3) ..........................   (1,927,622)    (279,672)
   Annuity benefits ..............................      (31,664)        (369)
   Annual contract maintenance charges (note 2) ..       (1,023)         (27)
   Contingent deferred sales charges (note 2) ....      (23,947)        (176)
   Adjustments to maintain reserves ..............     (108,220)        (585)
                                                     ----------   ----------
         Net equity transactions .................   34,524,993   16,000,665
                                                     ----------   ----------

Net change in contract owners' equity ............   41,365,579   15,245,317
Contract owners' equity beginning
   of period .....................................   49,466,255           --
                                                     ----------   ----------
Contract owners' equity end of period ............   90,831,834   15,245,317
                                                     ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................    5,730,817           --
                                                     ----------   ----------
   Units purchased ...............................    5,191,412    1,613,542
   Units redeemed ................................   (1,269,219)     (26,796)
                                                     ----------   ----------
   Ending units ..................................    9,653,010    1,586,746
                                                     ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            GVITIDModCon               GVITIntGro             GVITIntGro3
                                                     -------------------------   ----------------------   -------------------
                                                         2003          2002        2003         2002        2003       2002
                                                     ------------   ----------   ---------   ----------   ---------   -------
Investment activity:
   Net investment income (loss) ..................   $    474,366       53,859      (6,125)     (15,280)    (11,572)     (531)
   Realized gain (loss) on investments ...........       (178,929)        (309)    (75,081)     167,911     (11,316)       --
   Change in unrealized gain (loss)
      on investments .............................      5,357,511     (407,914)    113,836     (134,621)    152,775   (17,097)
   Reinvested capital gains ......................             --          107          --           --          --        --
                                                     ------------   ----------   ---------   ----------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      5,652,948     (354,257)     32,630       18,010     129,887   (17,628)
                                                     ------------   ----------   ---------   ----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     38,084,196    8,534,361      15,102    1,425,810     349,526   349,057
   Transfers between funds .......................     14,052,613   10,747,901    (111,079)  (1,038,134)    478,564   268,894
   Redemptions (note 3) ..........................     (4,572,841)    (290,577)    (37,820)    (117,911)    (58,604)   (3,614)
   Annuity benefits ..............................         (3,360)        (391)     (3,323)          --          --        --
   Annual contract maintenance charges (note 2) ..           (501)         (34)        (49)         (54)        (32)       --
   Contingent deferred sales charges (note 2) ....        (51,728)      (1,118)       (862)        (452)     (1,560)       --
   Adjustments to maintain reserves ..............        (21,168)     (62,397)    (54,063)     (62,276)       (362)      (32)
                                                     ------------   ----------   ---------   ----------   ---------   -------
         Net equity transactions .................     47,487,211   18,927,745    (192,094)     206,983     767,532   614,305
                                                     ------------   ----------   ---------   ----------   ---------   -------

Net change in contract owners' equity ............     53,140,159   18,573,488    (159,464)     224,993     897,419   596,677
Contract owners' equity beginning
   of period .....................................     69,672,715           --   1,169,359    1,585,220   1,521,407        --
                                                     ------------   ----------   ---------   ----------   ---------   -------
Contract owners' equity end of period ............   $122,812,874   18,573,488   1,009,895    1,810,213   2,418,826   596,677
                                                     ============   ==========   =========   ==========   =========   =======

CHANGES IN UNITS:
   Beginning units ...............................      7,262,378           --     227,163      250,125     195,852        --
                                                     ------------   ----------   ---------   ----------   ---------   -------
   Units purchased ...............................      6,577,793    1,907,111          --       86,986     127,252    63,101
   Units redeemed ................................     (1,705,029)     (27,986)    (32,888)     (27,434)    (24,362)     (365)
                                                     ------------   ----------   ---------   ----------   ---------   -------
   Ending units ..................................     12,135,142    1,879,125     194,275      309,677     298,742    62,736
                                                     ============   ==========   =========   ==========   =========   =======

                                                             GVITJPBal
                                                     -------------------------
                                                         2003          2002
                                                     -----------   -----------
Investment activity:
   Net investment income (loss) ..................       342,525       676,986
   Realized gain (loss) on investments ...........    (1,801,412)     (647,799)
   Change in unrealized gain (loss)
      on investments .............................    11,648,711   (13,026,474)
   Reinvested capital gains ......................            --            --
                                                     -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    10,189,824   (12,997,287)
                                                     -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     6,846,929    17,303,632
   Transfers between funds .......................     1,914,803      (616,303)
   Redemptions (note 3) ..........................    (6,764,432)   (6,748,922)
   Annuity benefits ..............................        (9,410)      (10,276)
   Annual contract maintenance charges (note 2) ..          (984)         (787)
   Contingent deferred sales charges (note 2) ....      (115,568)     (121,148)
   Adjustments to maintain reserves ..............       (18,961)       (3,621)
                                                     -----------   -----------
         Net equity transactions .................     1,852,377     9,802,575
                                                     -----------   -----------

Net change in contract owners' equity ............    12,042,201    (3,194,712)
Contract owners' equity beginning
   of period .....................................   126,681,997   135,377,876
                                                     -----------   -----------
Contract owners' equity end of period ............   138,724,198   132,183,164
                                                     ===========   ===========

CHANGES IN UNITS:
   Beginning units ...............................    14,568,854    13,426,670
                                                     -----------   -----------
   Units purchased ...............................     1,971,201     1,317,882
   Units redeemed ................................    (1,784,148)     (302,522)
                                                     -----------   -----------
   Ending units ..................................    14,755,907    14,442,030
                                                     ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            GVITSMdCpGr                    GVITMyMkt
                                                     -------------------------   -----------------------------
                                                         2003          2002           2003            2002
                                                     -----------   -----------   -------------   -------------
Investment activity:
   Net investment income (loss) ..................   $  (434,699)     (662,970)     (2,422,311)        188,164
   Realized gain (loss) on investments ...........     6,186,909   (27,141,966)             --          97,689
   Change in unrealized gain (loss)
      on investments .............................     8,560,965    (2,772,353)             --        (672,945)
   Reinvested capital gains ......................            --            --              --              --
                                                     -----------   -----------   -------------   -------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    14,313,175   (30,577,289)     (2,422,311)       (387,092)
                                                     -----------   -----------   -------------   -------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     3,928,047     9,015,700     133,707,549     328,342,378
   Transfers between funds .......................     6,870,732    (5,595,587)   (109,335,215)    (77,089,610)
   Redemptions (note 3) ..........................    (3,367,189)   (5,145,061)   (216,638,576)   (376,789,106)
   Annuity benefits ..............................        (1,694)       (7,866)        (97,859)        (75,448)
   Annual contract maintenance charges (note 2) ..        (2,578)       (2,986)         (5,437)         (4,149)
   Contingent deferred sales charges (note 2) ....       (73,899)     (128,485)     (2,713,266)     (2,018,858)
   Adjustments to maintain reserves ..............      (150,262)       (5,500)       (253,785)       (277,074)
                                                     -----------   -----------   -------------   -------------
         Net equity transactions .................     7,203,157    (1,869,785)   (195,336,589)   (127,911,867)
                                                     -----------   -----------   -------------   -------------

Net change in contract owners' equity ............    21,516,332   (32,447,074)   (197,758,900)   (128,298,959)
Contract owners' equity beginning
   of period .....................................    62,884,230   123,737,386   1,122,333,902   1,334,551,363
                                                     -----------   -----------   -------------   -------------
Contract owners' equity end of period ............   $84,400,562    91,290,312     924,575,002   1,206,252,404
                                                     ===========   ===========   =============   =============

CHANGES IN UNITS:
   Beginning units ...............................     8,014,482     9,802,628      98,379,110     117,529,505
                                                     -----------   -----------   -------------   -------------
   Units purchased ...............................     6,562,640     1,434,106     186,368,528      29,596,918
   Units redeemed ................................    (5,747,561)   (1,711,284)   (203,548,317)    (40,920,097)
                                                     -----------   -----------   -------------   -------------
   Ending units ..................................     8,829,561     9,525,450      81,199,321     106,206,326
                                                     ===========   ===========   =============   =============

                                                             GVITNWFund             GVITNWFund2
                                                     -------------------------   ----------------
                                                        2003           2002        2003      2002
                                                     -----------   -----------   ---------   ----
Investment activity:
   Net investment income (loss) ..................      (617,836)   (1,148,726)     (7,864)    --
   Realized gain (loss) on investments ...........   (33,473,204)  (26,401,398)      1,260     --
   Change in unrealized gain (loss)
      on investments .............................    76,507,491    (5,964,575)    184,908     --
   Reinvested capital gains ......................            --            --          --     --
                                                     -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    42,416,451   (33,514,699)    178,304     --
                                                     -----------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    10,440,245    28,339,174   1,074,494     --
   Transfers between funds .......................    (6,716,654)   (9,555,675)    (24,874)    --
   Redemptions (note 3) ..........................   (19,164,669)  (21,654,978)    (45,477)    --
   Annuity benefits ..............................       (39,806)      (36,702)         --     --
   Annual contract maintenance charges (note 2) ..       (12,007)      (12,530)         --     --
   Contingent deferred sales charges (note 2) ....      (372,582)     (439,870)       (605)    --
   Adjustments to maintain reserves ..............        18,774       (85,875)        (70)    --
                                                     -----------   -----------   ---------    ---
         Net equity transactions .................   (15,846,699)   (3,446,456)  1,003,468     --
                                                     -----------   -----------   ---------    ---

Net change in contract owners' equity ............    26,569,752   (36,961,155)  1,181,772     --
Contract owners' equity beginning
   of period .....................................   381,753,597   516,274,860     767,177     --
                                                     -----------   -----------   ---------    ---
Contract owners' equity end of period ............   408,323,349   479,313,705   1,948,949     --
                                                     ===========   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ...............................    43,675,677    48,260,088      95,189     --
                                                     -----------   -----------   ---------    ---
   Units purchased ...............................     3,044,504     3,115,180     134,594     --
   Units redeemed ................................    (4,866,168)   (3,439,951)    (11,877)    --
                                                     -----------   -----------   ---------    ---
   Ending units ..................................    41,854,013    47,935,317     217,906     --
                                                     ===========   ===========   =========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        GVITLead           GVITLead3               GVITNStrVal
                                                     -------------   ---------------------   -----------------------
                                                      2003    2002      2003       2002         2003         2002
                                                     ------   ----   ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $  (11)   --      (23,672)     (9,855)     (49,656)     (89,938)
   Realized gain (loss) on investments ...........     (121)   --     (106,308)     41,439     (515,482)    (181,573)
   Change in unrealized gain (loss)
      on investments .............................      352    --      423,030    (140,431)   1,927,174   (2,388,569)
   Reinvested capital gains ......................       --    --           --          --           --           --
                                                     ------   ----   ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      220    --      293,050    (108,847)   1,362,036   (2,660,080)
                                                     ------   ----   ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    2,850    --      431,173     456,278      116,728       74,261
   Transfers between funds .......................       --    --     (813,423)  6,313,670     (735,400)    (945,700)
   Redemptions (note 3) ..........................   (2,829)   --     (327,467)    (92,500)    (371,569)    (741,963)
   Annuity benefits ..............................     (100)   --           --          --           (5)          --
   Annual contract maintenance charges (note 2) ..       --    --          (43)         --         (152)        (173)
   Contingent deferred sales charges (note 2) ....       --    --       (3,210)     (2,635)      (1,038)     (18,844)
   Adjustments to maintain reserves ..............        3    --       (1,007)      1,328       10,884          (66)
                                                     ------   ----   ---------   ---------   ----------   ----------
         Net equity transactions .................      (76)   --     (713,977)  6,676,141     (980,552)  (1,632,485)
                                                     ------   ----   ---------   ---------   ----------   ----------

Net change in contract owners' equity ............      144    --     (420,927)  6,567,294      381,484   (4,292,565)
Contract owners' equity beginning
   of period .....................................    2,975    --    6,165,014          --   10,832,478   18,783,461
                                                     ------   ----   ---------   ---------   ----------   ----------
Contract owners' equity end of period ............   $3,119    --    5,744,087   6,567,294   11,213,962   14,490,896
                                                     ======   ====   =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................      355    --      675,300          --    1,421,331    1,814,381
                                                     ------   ----   ---------   ---------   ----------   ----------
   Units purchased ...............................      335    --      242,734     629,479       86,131        6,599
   Units redeemed ................................     (339)   --     (326,359)     (8,372)    (221,642)    (166,053)
                                                     ------   ----   ---------   ---------   ----------   ----------
   Ending units ..................................      351    --      591,675     621,107    1,285,820    1,654,927
                                                     ======   ====   =========   =========   ==========   ==========

                                                            GVITSmCapGr
                                                     -------------------------
                                                        2003          2002
                                                     -----------   -----------
Investment activity:
   Net investment income (loss) ..................      (452,711)     (600,309)
   Realized gain (loss) on investments ...........   (12,670,268)   (6,396,807)
   Change in unrealized gain (loss)
      on investments .............................    23,780,231   (14,712,714)
   Reinvested capital gains ......................            --            --
                                                     -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    10,657,252   (21,709,830)
                                                     -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     4,574,257    14,997,475
   Transfers between funds .......................     1,324,717    (5,759,458)
   Redemptions (note 3) ..........................    (2,800,759)   (4,081,989)
   Annuity benefits ..............................        (4,391)       (2,857)
   Annual contract maintenance charges (note 2) ..        (1,028)         (899)
   Contingent deferred sales charges (note 2) ....       (87,539)     (109,095)
   Adjustments to maintain reserves ..............       (31,796)       (6,524)
                                                     -----------   -----------
         Net equity transactions .................     2,973,461     5,036,653
                                                     -----------   -----------

Net change in contract owners' equity ............    13,630,713   (16,673,177)
Contract owners' equity beginning
   of period .....................................    70,828,687   104,224,598
                                                     -----------   -----------
Contract owners' equity end of period ............    84,459,400    87,551,421
                                                     ===========   ===========

CHANGES IN UNITS:
   Beginning units ...............................     7,239,678     7,019,483
                                                     -----------   -----------
   Units purchased ...............................     5,187,903       488,201
   Units redeemed ................................    (4,923,990)     (138,495)
                                                     -----------   -----------
   Ending units ..................................     7,503,591     7,369,189
                                                     ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        GVITSmCapGr2            GVITSmCapVal          GVITSmCapVal2
                                                     -----------------   -------------------------   ----------------
                                                        2003      2002      2003          2002         2003      2002
                                                     ----------   ----   -----------   -----------   ---------   ----
Investment activity:
   Net investment income (loss) ..................   $   (7,674)   --     (1,640,075)   (2,281,224)    (10,250)   --
   Realized gain (loss) on investments ...........      (27,156)   --    (25,055,208)   (4,778,259)      1,097    --
   Change in unrealized gain (loss)
      on investments .............................      181,086    --     74,568,814   (58,373,112)    257,221    --
   Reinvested capital gains ......................           --    --             --     8,654,804          --    --
                                                     ----------   ----   -----------   -----------   ---------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      146,256    --     47,873,531   (56,777,791)    248,068    --
                                                     ----------   ----   -----------   -----------   ---------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................      716,566    --     15,637,920    56,937,321     816,811    --
   Transfers between funds .......................       47,534    --    (17,725,834)    3,640,022     153,545    --
   Redemptions (note 3) ..........................      (13,517)   --    (12,531,626)  (17,429,348)    (36,391)   --
   Annuity benefits ..............................           --    --        (21,116)      (20,292)         --    --
   Annual contract maintenance charges (note 2) ..           --    --         (3,442)       (2,925)         --    --
   Contingent deferred sales charges (note 2) ....         (166)   --       (262,372)     (300,960)       (206)   --
   Adjustments to maintain reserves ..............        4,710    --        (59,054)       93,920         (44)   --
                                                     ----------   ----   -----------   -----------   ---------   ----
         Net equity transactions .................      755,127    --    (14,965,524)   42,917,738     933,715    --
                                                     ----------   ----   -----------   -----------   ---------   ----

Net change in contract owners' equity ............      901,383    --     32,908,007   (13,860,053)  1,181,783    --
Contract owners' equity beginning
   of period .....................................      446,027    --    288,055,124   383,682,853     648,541    --
                                                     ----------   ----   -----------   -----------   ---------   ----
Contract owners' equity end of period ............   $1,347,410    --    320,963,131   369,822,800   1,830,324    --
                                                     ==========   ====   ===========   ===========   =========   ====

CHANGES IN UNITS:
   Beginning units ...............................       62,244    --     20,923,018    20,396,752      91,515    --
                                                     ----------   ----   -----------   -----------   ---------   ----
   Units purchased ...............................      107,965    --      8,324,606     2,399,230     144,003    --
   Units redeemed ................................       (6,372)   --     (9,652,573)     (434,522)    (16,934)   --
                                                     ----------   ----   -----------   -----------   ---------   ----
   Ending units ..................................      163,837    --     19,595,051    22,361,460     218,584    --
                                                     ==========   ====   ===========   ===========   =========   ====

                                                             GVITSmComp
                                                     -------------------------
                                                        2003           2002
                                                     -----------   -----------
Investment activity:
   Net investment income (loss) ..................    (1,299,177)   (1,593,648)
   Realized gain (loss) on investments ...........   (11,702,628)   (2,318,688)
   Change in unrealized gain (loss)
      on investments .............................    44,945,043   (10,672,658)
   Reinvested capital gains ......................            --            --
                                                     -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    31,943,238   (14,584,994)
                                                     -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    12,506,595    30,127,740
   Transfers between funds .......................    (7,592,681)   10,204,109
   Redemptions (note 3) ..........................    (8,763,484)  (19,619,615)
   Annuity benefits ..............................       (18,205)      (31,360)
   Annual contract maintenance charges (note 2) ..        (3,099)       (2,795)
   Contingent deferred sales charges (note 2) ....      (161,825)     (198,713)
   Adjustments to maintain reserves ..............       (60,861)      (65,110)
                                                     -----------   -----------
         Net equity transactions .................    (4,093,560)   20,414,256
                                                     -----------   -----------

Net change in contract owners' equity ............    27,849,678     5,829,262
Contract owners' equity beginning
   of period .....................................   221,409,467   264,777,103
                                                     -----------   -----------
Contract owners' equity end of period ............   249,259,145   270,606,365
                                                     ===========   ===========

CHANGES IN UNITS:
   Beginning units ...............................    17,985,000    17,761,358
                                                     -----------   -----------
   Units purchased ...............................     7,391,606     1,600,491
   Units redeemed ................................    (7,743,095)     (394,348)
                                                     -----------   -----------
   Ending units ..................................    17,633,511    18,967,501
                                                     ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                        GVITSmComp2           GVITTGroFoc            GVITTGroFoc3
                                                     -----------------   ----------------------   -------------------
                                                        2003      2002     2003         2002        2003       2002
                                                     ----------   ----   ---------   ----------   ---------   -------
Investment activity:
   Net investment income (loss) ..................   $  (18,712)   --       (8,808)     (41,154)     (7,813)     (388)
   Realized gain (loss) on investments ...........         (964)   --     (147,917)    (922,345)      3,100       611
   Change in unrealized gain (loss)
      on investments .............................      376,643    --      457,743   (1,742,161)    231,768   (40,602)
   Reinvested capital gains ......................           --    --           --           --          --        --
                                                     ----------   ----   ---------   ----------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      356,967    --      301,018   (2,705,660)    227,055   (40,379)
                                                     ----------   ----   ---------   ----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    1,425,160    --         (591)     200,150     243,862    15,647
   Transfers between funds .......................       77,912    --     (182,087)    (335,664)  1,515,127   292,772
   Redemptions (note 3) ..........................      (66,912)   --      (83,089)    (451,522)    (25,251)   (1,504)
   Annuity benefits ..............................           --    --         (101)        (148)         --        --
   Annual contract maintenance charges (note 2) ..           --    --          (48)         (57)         (1)       --
   Contingent deferred sales charges (note 2) ....         (773)   --       (2,802)     (15,873)       (622)       --
   Adjustments to maintain reserves ..............          (42)   --       (3,052)      (1,749)       (167)      (12)
                                                     ----------   ----   ---------   ----------   ---------   -------
         Net equity transactions .................    1,435,345    --     (271,769)    (604,863)  1,732,948   306,903
                                                     ----------   ----   ---------   ----------   ---------   -------

Net change in contract owners' equity ............    1,792,312    --       29,249   (3,310,523)  1,960,003   266,524
Contract owners' equity beginning
   of period .....................................    1,199,574    --    1,590,914    7,207,457     982,915        --
                                                     ----------   ----   ---------   ----------   ---------   -------
Contract owners' equity end of period ............   $2,991,886    --    1,620,163    3,896,934   2,942,918   266,524
                                                     ==========   ====   =========   ==========   =========   =======

CHANGES IN UNITS:
   Beginning units ...............................      153,778    --      750,449    1,938,798     131,153        --
                                                     ----------   ----   ---------   ----------   ---------   -------
   Units purchased ...............................      197,355    --          708       98,681     283,754    31,612
   Units redeemed ................................      (14,574)   --     (123,267)    (388,281)    (90,853)     (153)
                                                     ----------   ----   ---------   ----------   ---------   -------
   Ending units ..................................      336,559    --      627,890    1,649,198     324,054    31,459
                                                     ==========   ====   =========   ==========   =========   =======

                                                       GVITUSGro
                                                     -------------
                                                      2003    2002
                                                     ------   ----
Investment activity:
   Net investment income (loss) ..................       (5)   --
   Realized gain (loss) on investments ...........      253    --
   Change in unrealized gain (loss)
      on investments .............................       97    --
   Reinvested capital gains ......................       --    --
                                                     ------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      345    --
                                                     ------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    9,231    --
   Transfers between funds .......................       --    --
   Redemptions (note 3) ..........................   (4,738)   --
   Annuity benefits ..............................      (32)   --
   Annual contract maintenance charges (note 2) ..       --    --
   Contingent deferred sales charges (note 2) ....       --    --
   Adjustments to maintain reserves ..............      985    --
                                                     ------   ----
         Net equity transactions .................    5,446    --
                                                     ------   ----

Net change in contract owners' equity ............    5,791    --
Contract owners' equity beginning
   of period .....................................       --    --
                                                     ------   ----
Contract owners' equity end of period ............    5,791    --
                                                     ======   ====

CHANGES IN UNITS:
   Beginning units ...............................       --    --
                                                     ------   ----
   Units purchased ...............................      754    --
   Units redeemed ................................     (191)   --
                                                     ------   ----
   Ending units ..................................      563    --
                                                     ======   ====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            GVITUSGro3              GVITVKMultiSec                GVITWLead
                                                     -----------------------   -------------------------   -----------------------
                                                        2003         2002         2003          2002          2003         2002
                                                     -----------   ---------   -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $   (59,220)     (7,317)    3,470,034     3,292,342     (134,557)     159,277
   Realized gain (loss) on investments ...........      (456,793)    (20,578)      727,129      (294,220)  (1,109,037)    (391,737)
   Change in unrealized gain (loss)
      on investments .............................     2,358,667    (377,848)    7,321,143    (1,159,241)   3,252,289   (1,777,416)
   Reinvested capital gains ......................            --          --            --            --           --           --
                                                     -----------   ---------   -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     1,842,654    (405,743)   11,518,306     1,838,881    2,008,695   (2,009,876)
                                                     -----------   ---------   -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     1,317,637     442,265    12,334,935    13,530,204      764,297    1,429,926
   Transfers between funds .......................    15,817,410   3,009,576    (4,124,988)   14,849,322   (3,353,066)    (708,916)
   Redemptions (note 3) ..........................      (434,745)    (55,783)  (10,832,299)   (5,637,826)  (1,018,613)  (1,583,340)
   Annuity benefits ..............................            --          --       (23,832)       (8,268)        (228)        (714)
   Annual contract maintenance charges (note 2) ..           (36)         --          (539)         (231)        (302)        (255)
   Contingent deferred sales charges (note 2) ....        (3,688)     (2,531)     (212,193)      (83,689)     (19,295)     (26,132)
   Adjustments to maintain reserves ..............         4,269      (2,180)       (4,880)       39,335       (6,603)      32,299
                                                     -----------   ---------   -----------   -----------   ----------   ----------
         Net equity transactions .................    16,700,847   3,391,347    (2,863,796)   22,688,847   (3,633,810)    (857,132)
                                                     -----------   ---------   -----------   -----------   ----------   ----------

Net change in contract owners' equity ............    18,543,501   2,985,604     8,654,510    24,527,728   (1,625,115)  (2,867,008)
Contract owners' equity beginning
   of period .....................................     3,932,114          --   163,641,319   122,572,830   22,665,604   35,411,072
                                                     -----------   ---------   -----------   -----------   ----------   ----------
Contract owners' equity end of period ............   $22,475,615   2,985,604   172,295,829   147,100,558   21,040,489   32,544,064
                                                     ===========   =========   ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................       525,137          --    13,884,968    11,028,888    3,092,482    3,514,002
                                                     -----------   ---------   -----------   -----------   ----------   ----------
   Units purchased ...............................     2,786,624     376,226     5,161,225     2,341,498    9,293,852      109,002
   Units redeemed ................................      (938,090)     (5,890)   (5,389,583)     (332,750)  (9,782,999)    (175,520)
                                                     -----------   ---------   -----------   -----------   ----------   ----------
   Ending units ..................................     2,373,671     370,336    13,656,610    13,037,636    2,603,335    3,447,484
                                                     ===========   =========   ===========   ===========   ==========   ==========

                                                        GVITWLead3
                                                     ----------------
                                                        2003     2002
                                                     ---------   ----
Investment activity:
   Net investment income (loss) ..................      (2,466)    --
   Realized gain (loss) on investments ...........          --     --
   Change in unrealized gain (loss)
      on investments .............................      58,420     --
   Reinvested capital gains ......................          --     --
                                                     ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      55,954     --
                                                     ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     252,465     --
   Transfers between funds .......................   1,823,362     --
   Redemptions (note 3) ..........................      (7,386)    --
   Annuity benefits ..............................          --     --
   Annual contract maintenance charges (note 2) ..          --     --
   Contingent deferred sales charges (note 2) ....         (13)    --
   Adjustments to maintain reserves ..............       1,817     --
                                                     ---------    ---
         Net equity transactions .................   2,070,245     --
                                                     ---------    ---

Net change in contract owners' equity ............   2,126,199     --
Contract owners' equity beginning
   of period .....................................          --     --
                                                     ---------    ---
Contract owners' equity end of period ............   2,126,199     --
                                                     =========    ===

CHANGES IN UNITS:
   Beginning units ...............................          --     --
                                                     ---------    ---
   Units purchased ...............................     199,023     --
   Units redeemed ................................      (5,252)    --
                                                     ---------    ---
   Ending units ..................................     193,771     --
                                                     =========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                              JanCapAp                 JanGlTechS2                JanGlTech
                                                     --------------------------   ----------------------   ------------------------
                                                         2003          2002          2003         2002        2003         2002
                                                     ------------   -----------   ----------   ---------   ----------   -----------
Investment activity:
   Net investment income (loss) ..................   $ (1,071,633)   (1,324,149)     (86,716)     (6,292)    (333,754)     (743,806)
   Realized gain (loss) on investments ...........    (32,178,894)  (29,460,937)    (651,865)     (3,483)  (4,477,801)  (41,754,974)
   Change in unrealized gain (loss)
      on investments .............................     50,495,141     5,766,811    3,137,579    (539,280)  13,612,042       785,429
   Reinvested capital gains ......................             --            --           --          --           --            --
                                                     ------------   -----------   ----------   ---------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     17,244,614   (25,018,275)   2,398,998    (549,055)   8,800,487   (41,713,351)
                                                     ------------   -----------   ----------   ---------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................      9,745,189    20,738,899    2,422,292   1,673,732       87,743     5,636,468
   Transfers between funds .......................    (12,319,386)  (24,472,394)   1,154,316   4,449,469   (6,132,772)  (22,189,919)
   Redemptions (note 3) ..........................     (9,957,553)  (13,412,545)  (1,008,717)   (153,591)  (2,177,443)   (4,695,186)
   Annuity benefits ..............................        (11,755)      (21,061)          --          --       (2,708)       (3,159)
   Annual contract maintenance charges (note 2) ..         (3,830)       (3,646)        (304)         (6)      (1,712)       (2,229)
   Contingent deferred sales charges (note 2) ....       (233,187)     (286,360)     (13,779)       (694)     (69,971)     (105,588)
   Adjustments to maintain reserves ..............        (41,074)      (48,443)     101,040       4,391     (185,016)       79,677
                                                     ------------   -----------   ----------   ---------   ----------   -----------
         Net equity transactions .................    (12,821,596)  (17,505,550)   2,654,848   5,973,301   (8,481,879)  (21,279,936)
                                                     ------------   -----------   ----------   ---------   ----------   -----------

Net change in contract owners' equity ............      4,423,018   (42,523,825)   5,053,846   5,424,246      318,608   (62,993,287)
Contract owners' equity beginning
   of period .....................................    228,526,525   331,976,753   11,490,667          --   56,463,096   150,012,378
                                                     ------------   -----------   ----------   ---------   ----------   -----------
Contract owners' equity end of period ............   $232,949,543   289,452,928   16,544,513   5,424,246   56,781,704    87,019,091
                                                     ============   ===========   ==========   =========   ==========   ===========

CHANGES IN UNITS:
   Beginning units ...............................     38,006,657    45,531,568    1,620,570          --   24,072,809    37,284,126
                                                     ------------   -----------   ----------   ---------   ----------   -----------
   Units purchased ...............................     11,001,101     2,972,550      959,248     652,522       25,554     1,659,551
   Units redeemed ................................    (13,086,182)   (5,435,756)    (603,731)    (15,586)  (3,497,522)   (7,989,987)
                                                     ------------   -----------   ----------   ---------   ----------   -----------
   Ending units ..................................     35,921,576    43,068,362    1,976,087     636,936   20,600,841    30,953,690
                                                     ============   ===========   ==========   =========   ==========   ===========

                                                           JanIntGroS2
                                                     -----------------------
                                                        2003         2002
                                                     ----------   ----------
Investment activity:
   Net investment income (loss) ..................      107,719       (5,840)
   Realized gain (loss) on investments ...........     (233,031)      (2,024)
   Change in unrealized gain (loss)
      on investments .............................    2,653,681     (737,231)
   Reinvested capital gains ......................           --           --
                                                     ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    2,528,369     (745,095)
                                                     ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    5,789,255    4,480,445
   Transfers between funds .......................    3,479,918   11,597,182
   Redemptions (note 3) ..........................   (1,560,816)    (171,805)
   Annuity benefits ..............................         (984)          --
   Annual contract maintenance charges (note 2) ..         (570)         (24)
   Contingent deferred sales charges (note 2) ....      (29,525)        (682)
   Adjustments to maintain reserves ..............      153,768       17,554
                                                     ----------   ----------
         Net equity transactions .................    7,831,046   15,922,670
                                                     ----------   ----------

Net change in contract owners' equity ............   10,359,415   15,177,575
Contract owners' equity beginning
   of period .....................................   30,585,952           --
                                                     ----------   ----------
Contract owners' equity end of period ............   40,945,367   15,177,575
                                                     ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................    3,951,071           --
                                                     ----------   ----------
   Units purchased ...............................    1,685,448    1,664,919
   Units redeemed ................................     (630,090)     (17,419)
                                                     ----------   ----------
   Ending units ..................................    5,006,429    1,647,500
                                                     ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                              JanIntGro             JanRMgLgCap      MFSMidCapGrS
                                                     --------------------------   --------------   ----------------
                                                         2003          2002        2003     2002     2003      2002
                                                     ------------   -----------   -------   ----   ---------   ----
Investment activity:
   Net investment income (loss) ..................   $    242,055      (717,913)      (96)   --      (18,973)    --
   Realized gain (loss) on investments ...........     (6,188,878)    3,286,795       161    --          349     --
   Change in unrealized gain (loss)
      on investments .............................     11,498,964   (28,903,171)   (4,735)   --      391,329     --
   Reinvested capital gains ......................             --            --        --    --           --     --
                                                     ------------   -----------   -------   ----   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      5,552,141   (26,334,289)   (4,670)   --      372,705     --
                                                     ------------   -----------   -------   ----   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................        223,242    13,069,931    49,481    --    1,349,683     --
   Transfers between funds .......................    (10,930,314)  (32,269,172)  118,785    --       75,534     --
   Redemptions (note 3) ..........................     (4,473,307)   (8,691,012)       --    --      (71,412)    --
   Annuity benefits ..............................         (5,553)      (21,355)       --    --           --     --
   Annual contract maintenance charges (note 2) ..         (2,707)       (3,498)       --    --           --     --
   Contingent deferred sales charges (note 2) ....       (126,379)     (137,822)       --    --       (1,191)    --
   Adjustments to maintain reserves ..............       (268,596)     (126,695)        7    --          (54)    --
                                                     ------------   -----------   -------   ----   ---------    ---
         Net equity transactions .................    (15,583,614)  (28,179,623)  168,273    --    1,352,560     --
                                                     ------------   -----------   -------   ----   ---------    ---

Net change in contract owners' equity ............    (10,031,473)  (54,513,912)  163,603    --    1,725,265     --
Contract owners' equity beginning
   of period .....................................    123,498,242   243,958,323        --    --    1,324,318     --
                                                     ------------   -----------   -------   ----   ---------    ---
Contract owners' equity end of period ............   $113,466,769   189,444,411   163,603    --    3,049,583     --
                                                     ============   ===========   =======   ====   =========    ===

CHANGES IN UNITS:
   Beginning units ...............................     22,978,097    33,201,893        --    --      187,101     --
                                                     ------------   -----------   -------   ----   ---------    ---
   Units purchased ...............................         36,216     1,696,176    16,151    --      211,554     --
   Units redeemed ................................     (3,069,464)   (5,355,086)     (712)   --      (29,796)    --
                                                     ------------   -----------   -------   ----   ---------    ---
   Ending units ..................................     19,944,849    29,542,983    15,439    --      368,859     --
                                                     ============   ===========   =======   ====   =========    ===

                                                       MFSNewDiscS
                                                     ----------------
                                                       2003      2002
                                                     ---------   ----
Investment activity:
   Net investment income (loss) ..................      (7,690)    --
   Realized gain (loss) on investments ...........          27     --
   Change in unrealized gain (loss)
      on investments .............................     140,083     --
   Reinvested capital gains ......................          --     --
                                                     ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     132,420     --
                                                     ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     732,430     --
   Transfers between funds .......................      43,959     --
   Redemptions (note 3) ..........................      (2,775)    --
   Annuity benefits ..............................          --     --
   Annual contract maintenance charges (note 2) ..          --     --
   Contingent deferred sales charges (note 2) ....          --     --
   Adjustments to maintain reserves ..............         (55)    --
                                                     ---------    ---
         Net equity transactions .................     773,559     --
                                                     ---------    ---

Net change in contract owners' equity ............     905,979     --
Contract owners' equity beginning
   of period .....................................     409,770     --
                                                     ---------    ---
Contract owners' equity end of period ............   1,315,749     --
                                                     =========    ===

CHANGES IN UNITS:
   Beginning units ...............................      55,031     --
                                                     ---------    ---
   Units purchased ...............................     105,249     --
   Units redeemed ................................      (1,989)    --
                                                     ---------    ---
   Ending units ..................................     158,291     --
                                                     =========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                          MFSValS            NBAMTFasc        NBAMTFocus
                                                     -----------------   ----------------   --------------
                                                        2003      2002     2003      2002    2003     2002
                                                     ----------   ----   ---------   ----   -------   ----
Investment activity:
   Net investment income (loss) ..................   $  (12,346)    --      (6,425)    --    (2,769)    --
   Realized gain (loss) on investments ...........       (3,027)    --      (1,111)    --     8,917     --
   Change in unrealized gain (loss)
      on investments .............................      185,264     --      87,906     --   100,570     --
   Reinvested capital gains ......................           --     --          --     --        --     --
                                                     ----------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      169,891     --      80,370     --   106,718     --
                                                     ----------    ---   ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    1,204,246     --     624,341     --   246,112     --
   Transfers between funds .......................       88,106     --      93,977     --    30,165     --
   Redemptions (note 3) ..........................      (24,356)    --     (28,541)    --    (1,283)    --
   Annuity benefits ..............................           --     --          --     --        --     --
   Annual contract maintenance charges (note 2) ..           --     --          --     --        --     --
   Contingent deferred sales charges (note 2) ....           --     --        (732)    --        --     --
   Adjustments to maintain reserves ..............          (57)    --         (40)    --       (15)    --
                                                     ----------    ---   ---------    ---   -------    ---
         Net equity transactions .................    1,267,939     --     689,005     --   274,979     --
                                                     ----------    ---   ---------    ---   -------    ---

Net change in contract owners' equity ............    1,437,830     --     769,375     --   381,697     --
Contract owners' equity beginning
   of period .....................................    1,052,083     --     331,753     --   118,987     --
                                                     ----------    ---   ---------    ---   -------    ---
Contract owners' equity end of period ............   $2,489,913     --   1,101,128     --   500,684     --
                                                     ==========    ===   =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ...............................      126,768     --      33,884     --    10,974     --
                                                     ----------    ---   ---------    ---   -------    ---
   Units purchased ...............................      162,595     --      75,545     --    30,957     --
   Units redeemed ................................       (7,908)    --      (3,978)    --    (8,183)    --
                                                     ----------    ---   ---------    ---   -------    ---
   Ending units ..................................      281,455     --     105,451     --    33,748     --
                                                     ==========    ===   =========    ===   =======    ===

                                                            NBAMTGuard
                                                     -------------------------
                                                        2003          2002
                                                     -----------   -----------
Investment activity:
   Net investment income (loss) ..................      (551,586)       68,075
   Realized gain (loss) on investments ...........    (7,857,808)     (775,788)
   Change in unrealized gain (loss)
      on investments .............................    20,876,373   (14,824,345)
   Reinvested capital gains ......................            --            --
                                                     -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    12,466,979   (15,532,058)
                                                     -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     4,312,730    17,494,201
   Transfers between funds .......................    (1,306,399)      606,288
   Redemptions (note 3) ..........................    (4,835,734)   (4,291,052)
   Annuity benefits ..............................        (5,966)       (6,331)
   Annual contract maintenance charges (note 2) ..        (1,316)       (1,352)
   Contingent deferred sales charges (note 2) ....       (77,622)      (65,335)
   Adjustments to maintain reserves ..............       (35,231)       (6,933)
                                                     -----------   -----------
         Net equity transactions .................    (1,949,538)   13,729,486
                                                     -----------   -----------

Net change in contract owners' equity ............    10,517,441    (1,802,572)
Contract owners' equity beginning
   of period .....................................    89,521,392   120,509,506
                                                     -----------   -----------
Contract owners' equity end of period ............   100,038,833   118,706,934
                                                     ===========   ===========

CHANGES IN UNITS:
   Beginning units ...............................     8,581,564     8,329,535
                                                     -----------   -----------
   Units purchased ...............................     3,017,388     1,199,042
   Units redeemed ................................    (3,132,891)     (191,998)
                                                     -----------   -----------
   Ending units ..................................     8,466,061     9,336,579
                                                     ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         NBAMTLMat               NBAMTMCGr                   NBAMTPart
                                                     -----------------   -------------------------   -------------------------
                                                        2003      2002      2003          2002          2003          2002
                                                     ----------   ----   -----------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..................   $   (4,876)    --      (899,183)   (1,351,763)     (503,581)      (60,376)
   Realized gain (loss) on investments ...........        1,199     --   (22,577,331)  (17,538,065)    2,523,408    (2,954,276)
   Change in unrealized gain (loss)
      on investments .............................        2,300     --    40,158,848   (25,651,229)   11,885,525    (9,627,935)
   Reinvested capital gains ......................           --     --            --            --            --            --
                                                     ----------    ---   -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................       (1,377)    --    16,682,334   (44,541,057)   13,905,352   (12,642,587)
                                                     ----------    ---   -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    1,096,460     --     7,285,688    20,211,524     2,704,035     7,684,459
   Transfers between funds .......................    5,122,216     --    (1,651,829)  (12,516,017)    6,896,160       558,998
   Redemptions (note 3) ..........................       (6,332)    --    (7,014,189)   (9,032,027)   (6,201,816)   (5,198,092)
   Annuity benefits ..............................         (130)    --        (8,229)      (16,302)       (3,463)       (2,205)
   Annual contract maintenance charges (note 2) ..           --     --        (3,573)       (3,970)         (754)         (770)
   Contingent deferred sales charges (note 2) ....           --     --      (161,972)     (184,048)      (74,526)      (82,895)
   Adjustments to maintain reserves ..............        6,214     --       (49,639)      (53,420)      (12,454)      (13,103)
                                                     ----------    ---   -----------   -----------   -----------   -----------
         Net equity transactions .................    6,218,428     --    (1,603,743)   (1,594,260)    3,307,182     2,946,392
                                                     ----------    ---   -----------   -----------   -----------   -----------

Net change in contract owners' equity ............    6,217,051     --    15,078,591   (46,135,317)   17,212,534    (9,696,195)
Contract owners' equity beginning
   of period .....................................           --     --   148,133,620   249,009,094    81,429,104   119,391,374
                                                     ----------    ---   -----------   -----------   -----------   -----------
Contract owners' equity end of period ............   $6,217,051     --   163,212,211   202,873,777    98,641,638   109,695,179
                                                     ==========    ===   ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ...............................           --     --    13,997,826    16,244,793     9,838,338    10,900,243
                                                     ----------    ---   -----------   -----------   -----------   -----------
   Units purchased ...............................      782,114     --     8,854,515       618,843    12,554,729       261,694
   Units redeemed ................................     (166,733)    --    (8,978,756)     (660,062)  (12,264,907)      (72,917)
                                                     ----------    ---   -----------   -----------   -----------   -----------
   Ending units ..................................      615,381     --    13,873,585    16,203,574    10,128,160    11,089,020
                                                     ==========    ===   ===========   ===========   ===========   ===========

                                                             OppAggGro
                                                     -------------------------
                                                         2003         2002
                                                     -----------   -----------
Investment activity:
   Net investment income (loss) ..................      (979,190)      111,049
   Realized gain (loss) on investments ...........   (20,707,615)  (13,417,559)
   Change in unrealized gain (loss)
      on investments .............................    42,540,476   (35,040,277)
   Reinvested capital gains ......................            --            --
                                                     -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    20,853,671   (48,346,787)
                                                     -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     6,586,381    17,435,587
   Transfers between funds .......................    (5,859,198)  (21,966,707)
   Redemptions (note 3) ..........................    (7,089,887)   (9,532,029)
   Annuity benefits ..............................        (4,120)       (4,495)
   Annual contract maintenance charges (note 2) ..        (9,412)      (10,193)
   Contingent deferred sales charges (note 2) ....      (174,413)     (242,814)
   Adjustments to maintain reserves ..............       (69,499)      (27,048)
                                                     -----------   -----------
         Net equity transactions .................    (6,620,148)  (14,347,699)
                                                     -----------   -----------

Net change in contract owners' equity ............    14,233,523   (62,694,486)
Contract owners' equity beginning
   of period .....................................   168,931,895   277,285,503
                                                     -----------   -----------
Contract owners' equity end of period ............   183,165,418   214,591,017
                                                     ===========   ===========

CHANGES IN UNITS:
   Beginning units ...............................    18,771,046    22,119,714
                                                     -----------   -----------
   Units purchased ...............................     7,810,772     1,686,528
   Units redeemed ................................    (8,612,691)   (3,075,891)
                                                     -----------   -----------
   Ending units ..................................    17,969,127    20,730,351
                                                     ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                               OppCapAp               OppCapApS           OppGlSec3
                                                     ---------------------------   ----------------   -----------------
                                                         2003           2002         2003      2002      2003      2002
                                                     ------------   ------------   ---------   ----   ----------   ----
Investment activity:
   Net investment income (loss) ..................   $   (668,681)      (214,707)    (23,391)    --      (33,157)    --
   Realized gain (loss) on investments ...........    (66,433,595)   (22,430,911)     10,003     --       77,559     --
   Change in unrealized gain (loss)
      on investments .............................    108,457,297    (81,086,620)    522,643     --      954,080     --
   Reinvested capital gains ......................             --             --          --     --           --     --
                                                     ------------   ------------   ---------    ---   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     41,355,021   (103,732,238)    509,255     --      998,482     --
                                                     ------------   ------------   ---------    ---   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     19,626,120     74,617,690   2,558,582     --    7,136,393     --
   Transfers between funds .......................     (4,420,646)   (18,968,236)     (3,713)    --   24,577,550     --
   Redemptions (note 3) ..........................    (16,155,856)   (18,620,122)   (138,451)    --   (2,996,289)    --
   Annuity benefits ..............................        (45,558)       (55,950)         --     --           --     --
   Annual contract maintenance charges (note 2) ..         (8,760)        (8,745)         --     --          (12)    --
   Contingent deferred sales charges (note 2) ....       (349,564)      (358,018)     (2,283)    --       (4,904)    --
   Adjustments to maintain reserves ..............        (97,655)      (198,841)       (145)    --      150,655     --
                                                     ------------   ------------   ---------    ---   ----------    ---
         Net equity transactions .................     (1,451,919)    36,407,778   2,413,990     --   28,863,393     --
                                                     ------------   ------------   ---------    ---   ----------    ---

Net change in contract owners' equity ............     39,903,102    (67,324,460)  2,923,245     --   29,861,875     --
Contract owners' equity beginning
   of period .....................................    367,308,837    494,697,751   2,797,449     --           --     --
                                                     ------------   ------------   ---------    ---   ----------    ---
Contract owners' equity end of period ............   $407,211,939    427,373,291   5,720,694     --   29,861,875     --
                                                     ============   ============   =========    ===   ==========    ===

CHANGES IN UNITS:
   Beginning units ...............................     34,239,324     33,328,767     357,291     --           --     --
                                                     ------------   ------------   ---------    ---   ----------    ---
   Units purchased ...............................     10,607,343      3,364,050     355,268     --    3,296,748     --
   Units redeemed ................................    (10,879,416)      (842,586)    (55,265)    --     (630,973)    --
                                                     ------------   ------------   ---------    ---   ----------    ---
   Ending units ..................................     33,967,251     35,850,231     657,294     --    2,665,775     --
                                                     ============   ============   =========    ===   ==========    ===

                                                             OppGlSec
                                                     -------------------------
                                                        2003          2002
                                                     -----------   -----------
Investment activity:
   Net investment income (loss) ..................       639,514      (264,379)
   Realized gain (loss) on investments ...........   (10,228,064)   (8,664,472)
   Change in unrealized gain (loss)
      on investments .............................    30,642,546    (5,127,445)
   Reinvested capital gains ......................            --            --
                                                     -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    21,053,996   (14,056,296)
                                                     -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    12,997,335    44,227,034
   Transfers between funds .......................   (31,484,757)   29,763,427
   Redemptions (note 3) ..........................    (6,437,471)   (6,912,427)
   Annuity benefits ..............................       (11,611)       (7,242)
   Annual contract maintenance charges (note 2) ..        (1,543)       (2,805)
   Contingent deferred sales charges (note 2) ....      (134,696)      (83,092)
   Adjustments to maintain reserves ..............      (173,607)     (114,423)
                                                     -----------   -----------
         Net equity transactions .................   (25,246,350)   66,870,472
                                                     -----------   -----------

Net change in contract owners' equity ............    (4,192,354)   52,814,176
Contract owners' equity beginning
   of period .....................................   186,172,209   144,733,543
                                                     -----------   -----------
Contract owners' equity end of period ............   181,979,855   197,547,719
                                                     ===========   ===========

CHANGES IN UNITS:
   Beginning units ...............................    26,384,682    15,482,090
                                                     -----------   -----------
   Units purchased ...............................    70,201,227     8,476,974
   Units redeemed ................................   (73,408,881)     (666,981)
                                                     -----------   -----------
   Ending units ..................................    23,177,028    23,292,083
                                                     ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                         OppGlSecS               OppMSFund              OppMSFundS
                                                     -----------------   -------------------------   ----------------
                                                        2003      2002      2003          2002         2003      2002
                                                     ----------   ----   -----------   -----------   ---------   ----
Investment activity:
   Net investment income (loss) ..................   $  (12,414)    --     1,282,137       351,826         (87)    --
   Realized gain (loss) on investments ...........       (3,095)    --   (16,150,760)   (2,141,523)     (1,404)    --
   Change in unrealized gain (loss)
      on investments .............................      806,729     --    44,118,454   (28,797,513)    550,299     --
   Reinvested capital gains ......................           --     --            --            --          --     --
                                                     ----------    ---   -----------   -----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      791,220     --    29,249,831   (30,587,210)    548,808     --
                                                     ----------    ---   -----------   -----------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    2,787,333     --    16,588,015    42,494,826   3,461,429     --
   Transfers between funds .......................     (432,637)    --    (2,587,342)  (11,652,672)    187,308     --
   Redemptions (note 3) ..........................     (115,214)    --   (15,968,165)  (15,064,016)    (96,213)    --
   Annuity benefits ..............................           --     --       (19,585)      (46,611)         --     --
   Annual contract maintenance charges (note 2) ..           --     --        (3,804)       (1,517)         --     --
   Contingent deferred sales charges (note 2) ....       (2,390)    --      (334,532)     (283,439)       (233)    --
   Adjustments to maintain reserves ..............         (160)    --       (75,317)      201,130         (84)    --
                                                     ----------    ---   -----------   -----------   ---------    ---
         Net equity transactions .................    2,236,932     --    (2,400,730)   15,647,701   3,552,207     --
                                                     ----------    ---   -----------   -----------   ---------    ---

Net change in contract owners' equity ............    3,028,152     --    26,849,101   (14,939,509)  4,101,015     --
Contract owners' equity beginning
   of period .....................................    3,515,564     --   312,115,840   386,315,270   2,713,291     --
                                                     ----------    ---   -----------   -----------   ---------    ---
Contract owners' equity end of period ............   $6,543,716     --   338,964,941   371,375,761   6,814,306     --
                                                     ==========    ===   ===========   ===========   =========    ===

CHANGES IN UNITS:
   Beginning units ...............................      458,129     --    35,365,474    35,201,321     337,974     --
                                                     ----------    ---   -----------   -----------   ---------    ---
   Units purchased ...............................      425,080     --     6,209,259     1,885,034     465,611     --
   Units redeemed ................................     (112,172)    --    (6,634,564)     (524,489)    (26,138)    --
                                                     ----------    ---   -----------   -----------   ---------    ---
   Ending units ..................................      771,037     --    34,940,169    36,561,866     777,447     --
                                                     ==========    ===   ===========   ===========   =========    ===

                                                        OppStratBdS
                                                     ----------------
                                                       2003      2002
                                                     ---------   ----
Investment activity:
   Net investment income (loss) ..................      95,631     --
   Realized gain (loss) on investments ...........       5,434     --
   Change in unrealized gain (loss)
      on investments .............................      93,631     --
   Reinvested capital gains ......................          --     --
                                                     ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     194,696     --
                                                     ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................   2,769,084     --
   Transfers between funds .......................     245,731     --
   Redemptions (note 3) ..........................     (76,014)    --
   Annuity benefits ..............................          --     --
   Annual contract maintenance charges (note 2) ..          --     --
   Contingent deferred sales charges (note 2) ....      (1,202)    --
   Adjustments to maintain reserves ..............         (89)    --
                                                     ---------    ---
         Net equity transactions .................   2,937,510     --
                                                     ---------    ---

Net change in contract owners' equity ............   3,132,206     --
Contract owners' equity beginning
   of period .....................................     906,399     --
                                                     ---------    ---
Contract owners' equity end of period ............   4,038,605     --
                                                     =========    ===

CHANGES IN UNITS:
   Beginning units ...............................      88,463     --
                                                     ---------    ---
   Units purchased ...............................     293,765     --
   Units redeemed ................................     (19,664)    --
                                                     ---------    ---
   Ending units ..................................     362,564     --
                                                     =========    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                               StOpp2                    VEWrldEMkt
                                                     --------------------------   ------------------------
                                                         2003          2002          2003          2002
                                                     ------------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..................   $   (971,692)   (1,144,365)     (198,378)    (239,693)
   Realized gain (loss) on investments ...........    (10,105,924)   (7,530,353)    3,392,139    1,472,089
   Change in unrealized gain (loss)
      on investments .............................     34,258,129   (23,993,550)    2,247,050   (1,681,739)
   Reinvested capital gains ......................             --            --            --           --
                                                     ------------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     23,180,513   (32,668,268)    5,440,811     (449,343)
                                                     ------------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     11,327,100    47,515,946       529,078    4,567,635
   Transfers between funds .......................     (1,142,182)    9,834,580    19,147,271   15,103,562
   Redemptions (note 3) ..........................     (5,913,200)   (6,335,460)   (1,509,946)  (2,683,869)
   Annuity benefits ..............................         (9,730)       (4,339)       (3,308)      (5,354)
   Annual contract maintenance charges (note 2) ..         (1,811)       (1,031)         (586)        (574)
   Contingent deferred sales charges (note 2) ....       (100,676)      (76,375)      (37,971)     (54,498)
   Adjustments to maintain reserves ..............        (54,615)        3,954       (50,399)      15,073
                                                     ------------   -----------   -----------   ----------
         Net equity transactions .................      4,104,886    50,937,275    18,074,139   16,941,975
                                                     ------------   -----------   -----------   ----------

Net change in contract owners' equity ............     27,285,399    18,269,007    23,514,950   16,492,632
Contract owners' equity beginning
   of period .....................................    152,147,968   163,665,039    38,616,383   43,873,451
                                                     ------------   -----------   -----------   ----------
Contract owners' equity end of period ............   $179,433,367   181,934,046    62,131,333   60,366,083
                                                     ============   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ...............................     21,318,993    16,359,581     4,715,758    5,140,281
                                                     ------------   -----------   -----------   ----------
   Units purchased ...............................      5,220,954     5,842,317    34,729,482    1,222,596
   Units redeemed ................................     (4,785,010)     (527,742)  (33,535,420)    (130,308)
                                                     ------------   -----------   -----------   ----------
   Ending units ..................................     21,754,937    21,674,156     5,909,820    6,232,569
                                                     ============   ===========   ===========   ==========

                                                            VEWrldHAs                VKCom2
                                                     -----------------------   -----------------
                                                        2003         2002         2003      2002
                                                     ----------   ----------   ----------   ----
Investment activity:
   Net investment income (loss) ..................       (8,742)     (23,617)     (10,415)    --
   Realized gain (loss) on investments ...........      650,809    2,263,145        7,218     --
   Change in unrealized gain (loss)
      on investments .............................      157,336   (1,467,009)   1,177,767     --
   Reinvested capital gains ......................           --           --           --     --
                                                     ----------   ----------   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      799,403      772,519    1,174,570     --
                                                     ----------   ----------   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................      219,004    1,154,611    6,060,355     --
   Transfers between funds .......................   (1,129,047)  17,114,123      284,123     --
   Redemptions (note 3) ..........................   (1,262,163)    (685,536)    (168,163)    --
   Annuity benefits ..............................         (211)      (1,940)          --     --
   Annual contract maintenance charges (note 2) ..         (122)         (98)          --     --
   Contingent deferred sales charges (note 2) ....      (22,582)     (16,336)      (3,307)    --
   Adjustments to maintain reserves ..............       (7,852)     (26,668)        (246)    --
                                                     ----------   ----------   ----------    ---
         Net equity transactions .................   (2,202,973)  17,538,156    6,172,762     --
                                                     ----------   ----------   ----------    ---

Net change in contract owners' equity ............   (1,403,570)  18,310,675    7,347,332     --
Contract owners' equity beginning
   of period .....................................   17,173,994   11,027,576    4,601,870     --
                                                     ----------   ----------   ----------    ---
Contract owners' equity end of period ............   15,770,424   29,338,251   11,949,202     --
                                                     ==========   ==========   ==========    ===

CHANGES IN UNITS:
   Beginning units ...............................    2,012,923    1,232,877      573,556     --
                                                     ----------   ----------   ----------    ---
   Units purchased ...............................    2,949,070    1,780,768      801,240     --
   Units redeemed ................................   (3,184,074)     (62,129)     (45,448)    --
                                                     ----------   ----------   ----------    ---
   Ending units ..................................    1,777,919    2,951,516    1,329,348     --
                                                     ==========   ==========   ==========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                          VKEmGr2         VKCorPlus2             VKEmMkt
                                                     -----------------   -------------   -----------------------
                                                        2003      2002    2003    2002      2003         2002
                                                     ----------   ----   ------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $  (14,312)    --     (150)    --     (290,031)    (163,901)
   Realized gain (loss) on investments ...........         (718)    --        1     --    1,868,370      455,501
   Change in unrealized gain (loss)
      on investments .............................      219,019     --       54     --    5,797,348     (521,514)
   Reinvested capital gains ......................           --     --       --     --           --           --
                                                     ----------    ---   ------    ---   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      203,989     --      (95)    --    7,375,687     (229,914)
                                                     ----------    ---   ------    ---   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    1,036,174     --   81,107     --    3,903,936    3,940,425
   Transfers between funds .......................       24,414     --       --     --     (502,295)   2,443,383
   Redemptions (note 3) ..........................      (46,664)    --       --     --   (2,603,330)  (1,067,918)
   Annuity benefits ..............................           --     --       --     --       (2,990)      (2,210)
   Annual contract maintenance charges (note 2) ..           --     --       --     --         (517)        (268)
   Contingent deferred sales charges (note 2) ....         (836)    --       --     --      (49,449)     (18,703)
   Adjustments to maintain reserves ..............          (59)    --        1     --        3,906       59,532
                                                     ----------    ---   ------    ---   ----------   ----------
         Net equity transactions .................    1,013,029     --   81,108     --      749,261    5,354,241
                                                     ----------    ---   ------    ---   ----------   ----------

Net change in contract owners' equity ............    1,217,018     --   81,013     --    8,124,948    5,124,327
Contract owners' equity beginning
   of period .....................................      900,847     --       --     --   45,150,207   20,088,582
                                                     ----------    ---   ------    ---   ----------   ----------
Contract owners' equity end of period ............   $2,117,865     --   81,013     --   53,275,155   25,212,909
                                                     ==========    ===   ======    ===   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................      124,303     --       --     --    2,957,540    1,489,717
                                                     ----------    ---   ------    ---   ----------   ----------
   Units purchased ...............................      144,587     --    8,074     --    3,924,446      421,913
   Units redeemed ................................       (8,436)    --       --     --   (3,843,051)     (52,759)
                                                     ----------    ---   ------    ---   ----------   ----------
   Ending units ..................................      260,454     --    8,074     --    3,038,935    1,858,871
                                                     ==========    ===   ======    ===   ==========   ==========

                                                           VKMidCapG
                                                     -----------------------
                                                        2003         2002
                                                     ----------   ----------
Investment activity:
   Net investment income (loss) ..................      (77,952)     (91,468)
   Realized gain (loss) on investments ...........   (1,399,246)    (876,554)
   Change in unrealized gain (loss)
      on investments .............................    3,501,966   (1,981,661)
   Reinvested capital gains ......................           --           --
                                                     ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    2,024,768   (2,949,683)
                                                     ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................      306,891    3,534,668
   Transfers between funds .......................      490,584   (1,486,127)
   Redemptions (note 3) ..........................     (542,266)    (667,340)
   Annuity benefits ..............................       (1,726)      (2,647)
   Annual contract maintenance charges (note 2) ..         (383)        (255)
   Contingent deferred sales charges (note 2) ....      (15,234)     (25,019)
   Adjustments to maintain reserves ..............       (9,825)      (4,268)
                                                     ----------   ----------
         Net equity transactions .................      228,041    1,349,012
                                                     ----------   ----------

Net change in contract owners' equity ............    2,252,809   (1,600,671)
Contract owners' equity beginning
   of period .....................................   11,046,775   15,047,081
                                                     ----------   ----------
Contract owners' equity end of period ............   13,299,584   13,446,410
                                                     ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................    2,485,863    2,212,771
                                                     ----------   ----------
   Units purchased ...............................      926,150      434,882
   Units redeemed ................................     (863,779)    (119,397)
                                                     ----------   ----------
   Ending units ..................................    2,548,234    2,528,256
                                                     ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                             VKUSRealEst                VicDivrStk                VicInvQBd
                                                     --------------------------   -----------------------   ---------------------
                                                         2003          2002          2003         2002         2003       2002
                                                     ------------   -----------   ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................   $   (976,450)     (737,885)     (75,035)     (91,532)     19,386      35,909
   Realized gain (loss) on investments ...........     (7,470,278)    2,624,415     (171,480)      10,771       2,511       8,726
   Change in unrealized gain (loss)
      on investments .............................     28,639,156     9,803,081    2,217,011   (2,837,545)     21,254      18,141
   Reinvested capital gains ......................             --            --           --           --          --          --
                                                     ------------   -----------   ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     20,192,428    11,689,611    1,970,496   (2,918,306)     43,151      62,776
                                                     ------------   -----------   ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     13,112,671    21,847,328      396,607    2,858,570      23,897          --
   Transfers between funds .......................     (3,999,588)   49,847,543     (158,757)     (21,005)     10,767          --
      Redemptions (note 3) .......................     (7,621,867)   (5,171,810)    (463,913)  (1,335,232)    (28,324)   (163,224)
   Annuity benefits ..............................        (16,682)      (16,236)          --           --          --          --
   Annual contract maintenance charges (note 2) ..         (1,472)         (721)          --           --          --          --
   Contingent deferred sales charges (note 2) ....       (147,956)      (96,411)      (9,689)     (13,190)       (211)     (1,785)
   Adjustments to maintain reserves ..............       (703,701)       88,790       (7,589)      (1,221)         --           8
                                                     ------------   -----------   ----------   ----------   ---------   ---------
         Net equity transactions .................        621,405    66,498,483     (243,341)   1,487,922       6,129    (165,001)
                                                     ------------   -----------   ----------   ----------   ---------   ---------

Net change in contract owners' equity ............     20,813,833    78,188,094    1,727,155   (1,430,384)     49,280    (102,225)
Contract owners' equity beginning
   of period .....................................    157,098,309   101,532,910   15,412,266   19,489,293   2,241,820   2,325,410
                                                     ------------   -----------   ----------   ----------   ---------   ---------
Contract owners' equity end of period ............   $177,912,142   179,721,004   17,139,421   18,058,909   2,291,100   2,223,185
                                                     ============   ===========   ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................     12,444,223     7,976,411    2,099,385    2,004,812     176,741     199,584
                                                     ------------   -----------   ----------   ----------   ---------   ---------
   Units purchased ...............................      7,271,435     5,118,745       70,668       75,172       2,792          --
   Units redeemed ................................     (7,257,700)     (321,795)    (102,399)     (18,300)     (2,285)   (114,263)
                                                     ------------   -----------   ----------   ----------   ---------   ---------
   Ending units ..................................     12,457,958    12,773,361    2,067,654    2,061,684     177,248      85,321
                                                     ============   ===========   ==========   ==========   =========   =========

                                                          VicSmCoOpp
                                                     ---------------------
                                                        2003        2002
                                                     ---------   ---------
Investment activity:
   Net investment income (loss) ..................      (8,832)     (7,626)
   Realized gain (loss) on investments ...........       2,369      17,878
   Change in unrealized gain (loss)
      on investments .............................     295,876     173,262
   Reinvested capital gains ......................          --          --
                                                     ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     289,413     183,514
                                                     ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................      29,209     196,715
   Transfers between funds .......................     (11,525)     (5,016)
      Redemptions (note 3) .......................     (44,869)    (95,479)
   Annuity benefits ..............................          --          --
   Annual contract maintenance charges (note 2) ..          --          --
   Contingent deferred sales charges (note 2) ....      (1,001)     (1,811)
   Adjustments to maintain reserves ..............        (259)         74
                                                     ---------   ---------
         Net equity transactions .................     (28,445)     94,483
                                                     ---------   ---------

Net change in contract owners' equity ............     260,968     277,997
Contract owners' equity beginning
   of period .....................................   2,558,829   2,664,359
                                                     ---------   ---------
Contract owners' equity end of period ............   2,819,797   2,942,356
                                                     =========   =========

CHANGES IN UNITS:
   Beginning units ...............................     246,933     241,148
                                                     ---------   ---------
   Units purchased ...............................       3,172       4,069
   Units redeemed ................................      (6,007)    (95,650)
                                                     ---------   ---------
   Ending units ..................................     244,098     149,567
                                                     =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                             WRAsStrat                   WRBal                     WRBnd
                                                     ------------------------   -----------------------   ------------------------
                                                         2003         2002         2003         2002          2003         2002
                                                     -----------   ----------   ----------   ----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..................   $  (598,068)    (337,630)    (408,519)    (336,063)     (724,333)    (418,459)
   Realized gain (loss) on investments ...........        (5,880)     (20,357)     (93,819)     (45,618)      504,692        3,993
   Change in unrealized gain (loss)
      on investments .............................     3,265,659    1,400,786    4,851,362   (2,057,415)    3,558,882    2,422,293
   Reinvested capital gains ......................            --           --           --           --            --           --
                                                     -----------   ----------   ----------   ----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     2,661,711    1,042,799    4,349,024   (2,439,096)    3,339,241    2,007,827
                                                     -----------   ----------   ----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    18,076,458   14,565,762    7,378,844   11,356,428    14,106,057   13,238,939
   Transfers between funds .......................     1,718,600      433,612      401,541      130,225    (3,274,063)   3,707,181
   Redemptions (note 3) ..........................    (2,236,365)    (884,132)  (1,560,470)  (1,054,094)   (3,031,943)  (1,123,440)
   Annuity benefits ..............................            --           --           --           --            --           --
   Annual contract maintenance charges (note 2) ..            --           --           --           --            --           --
   Contingent deferred sales charges (note 2) ....       (86,840)     (27,934)     (31,924)     (23,498)      (92,540)     (34,028)
   Adjustments to maintain reserves ..............        12,221       (1,480)       1,995       (3,222)       24,873        5,262
                                                     -----------   ----------   ----------   ----------   -----------   ----------
         Net equity transactions .................    17,484,074   14,085,828    6,189,986   10,405,839     7,732,384   15,793,914
                                                     -----------   ----------   ----------   ----------   -----------   ----------

Net change in contract owners' equity ............    20,145,785   15,128,627   10,539,010    7,966,743    11,071,625   17,801,741
Contract owners' equity beginning of period ......    79,519,856   43,905,234   58,373,099   46,076,322   100,850,579   54,994,889
                                                     -----------   ----------   ----------   ----------   -----------   ----------
Contract owners' equity end of period ............   $99,665,641   59,033,861   68,912,109   54,043,065   111,922,204   72,796,630
                                                     ===========   ==========   ==========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ...............................     8,461,395    4,760,507    6,794,609    4,847,216     8,643,298    5,069,211
                                                     -----------   ----------   ----------   ----------   -----------   ----------
   Units purchased ...............................     2,511,619    1,578,438    1,047,870    1,188,310     1,925,052    1,531,319
   Units redeemed ................................      (649,817)     (83,229)    (343,983)     (92,137)   (1,261,226)     (89,634)
                                                     -----------   ----------   ----------   ----------   -----------   ----------
   Ending units ..................................    10,323,197    6,255,716    7,498,496    5,943,389     9,307,124    6,510,896
                                                     ===========   ==========   ==========   ==========   ===========   ==========

                                                             WRCoreEq
                                                     -------------------------
                                                        2003           2002
                                                     -----------   -----------
Investment activity:
   Net investment income (loss) ..................    (1,286,620)   (1,293,067)
   Realized gain (loss) on investments ...........      (799,351)     (131,162)
   Change in unrealized gain (loss)
      on investments .............................    12,727,373   (27,070,081)
   Reinvested capital gains ......................            --            --
                                                     -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........    10,641,402   (28,494,310)
                                                     -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    17,601,522    41,130,561
   Transfers between funds .......................     2,603,956     3,362,485
   Redemptions (note 3) ..........................    (5,453,965)   (3,094,888)
   Annuity benefits ..............................            --            --
   Annual contract maintenance charges (note 2) ..            --            --
   Contingent deferred sales charges (note 2) ....      (122,219)      (99,876)
   Adjustments to maintain reserves ..............       (32,761)      (16,474)
                                                     -----------   -----------
         Net equity transactions .................    14,596,533    41,281,808
                                                     -----------   -----------

Net change in contract owners' equity ............    25,237,935    12,787,498
Contract owners' equity beginning of period ......   185,915,974   182,016,949
                                                     -----------   -----------
Contract owners' equity end of period ............   211,153,909   194,804,447
                                                     ===========   ===========

CHANGES IN UNITS:
   Beginning units ...............................    28,039,884    21,221,006
                                                     -----------   -----------
   Units purchased ...............................     4,141,264     5,377,659
   Units redeemed ................................    (1,915,578)     (328,381)
                                                     -----------   -----------
   Ending units ..................................    30,265,570    26,270,284
                                                     ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                              WRGrowth                    WRHiInc
                                                     --------------------------   -----------------------
                                                         2003          2002          2003         2002
                                                     ------------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $ (1,342,359)   (1,260,725)    (350,493)    (233,168)
   Realized gain (loss) on investments ...........       (262,653)      (52,403)    (680,470)     (10,410)
   Change in unrealized gain (loss)
      on investments .............................     18,301,410   (25,454,879)   6,158,460   (1,878,886)
   Reinvested capital gains ......................             --            --           --           --
                                                     ------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     16,696,398   (26,768,007)   5,127,497   (2,122,464)
                                                     ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................     21,898,329    43,185,988    8,372,037    9,670,488
   Transfers between funds .......................     11,295,131     7,351,322     (988,324)   3,042,956
   Redemptions (note 3) ..........................     (4,897,344)   (3,344,805)  (1,660,957)    (652,082)
   Annuity benefits ..............................             --            --           --           --
   Annual contract maintenance charges (note 2) ..             --            --           --           --
   Contingent deferred sales charges (note 2) ....       (124,452)     (108,401)     (31,603)     (15,804)
   Adjustments to maintain reserves ..............        (32,430)       (8,449)       8,321        4,702
                                                     ------------   -----------   ----------   ----------
         Net equity transactions .................     28,139,234    47,075,655    5,699,474   12,050,260
                                                     ------------   -----------   ----------   ----------

Net change in contract owners' equity ............     44,835,632    20,307,648   10,826,971    9,927,796
Contract owners' equity beginning of period ......    185,008,498   172,517,520   49,233,726   30,247,046
                                                     ------------   -----------   ----------   ----------
Contract owners' equity end of period ............   $229,844,130   192,825,168   60,060,697   40,174,842
                                                     ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................     27,861,661    20,170,887    4,689,184    2,785,585
                                                     ------------   -----------   ----------   ----------
   Units purchased ...............................      5,696,321     6,051,002    1,212,816    1,161,281
   Units redeemed ................................     (1,591,806)     (353,670)    (705,361)     (54,021)
                                                     ------------   -----------   ----------   ----------
   Ending units ..................................     31,966,176    25,868,219    5,196,639    3,892,845
                                                     ============   ===========   ==========   ==========

                                                              WRIntl                    WRLTBond
                                                     ------------------------   -----------------------
                                                        2003          2002         2003          2002
                                                     ----------    ----------   -----------   ---------
Investment activity:
   Net investment income (loss) ..................     (235,496)     (226,142)     (226,284)    (43,294)
   Realized gain (loss) on investments ...........   (1,794,066)     (622,130)       43,792      11,673
   Change in unrealized gain (loss)
      on investments .............................    3,059,250    (1,431,956)      883,627      65,292
   Reinvested capital gains ......................           --            --            --          --
                                                     ----------    ----------   -----------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........    1,029,688    (2,280,228)      701,135      33,671
                                                     ----------    ----------   -----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    3,336,703     6,944,740     8,246,622   3,030,598
   Transfers between funds .......................   (1,582,396)    1,519,687    11,385,928     160,483
   Redemptions (note 3) ..........................     (779,179)     (520,590)   (1,257,763)   (163,699)
   Annuity benefits ..............................           --            --            --          --
   Annual contract maintenance charges (note 2) ..           --            --            --          --
   Contingent deferred sales charges (note 2) ....      (27,771)      (12,674)      (42,916)     (5,036)
   Adjustments to maintain reserves ..............       (5,541)       (5,678)        5,415       1,125
                                                     ----------    ----------   -----------   ---------
         Net equity transactions .................      941,816     7,925,485    18,337,286   3,023,471
                                                     ----------    ----------   -----------   ---------

Net change in contract owners' equity ............    1,971,504     5,645,257    19,038,421   3,057,142
Contract owners' equity beginning of period ......   35,568,274    30,328,901    22,241,784   5,299,679
                                                     ----------    ----------   -----------   ---------
Contract owners' equity end of period ............   37,539,778    35,974,158    41,280,205   8,356,821
                                                     ==========    ==========   ===========   =========

CHANGES IN UNITS:
   Beginning units ...............................    5,665,413     3,898,537     1,955,961     484,968
                                                     ----------    ----------   -----------   ---------
   Units purchased ...............................      958,938     1,130,763     1,994,205     288,152
   Units redeemed ................................     (828,489)      (61,928)     (393,396)    (13,406)
                                                     ----------    ----------   -----------   ---------
   Ending units ..................................    5,795,862     4,967,372     3,556,770     759,714
                                                     ==========    ==========   ===========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                               WRMMkt                   WRSciTech
                                                     -------------------------   ------------------------
                                                         2003         2002          2003          2002
                                                     -----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ..................   $  (149,769)      (33,670)    (381,643)     (339,129)
   Realized gain (loss) on investments ...........            --            --     (199,508)      (62,103)
   Change in unrealized gain (loss)
      on investments .............................            --            --    4,751,211   (10,704,871)
   Reinvested capital gains ......................            --            --           --            --
                                                     -----------   -----------   ----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........      (149,769)      (33,670)   4,170,060   (11,106,103)
                                                     -----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    15,705,224    26,303,081    8,840,094    15,552,789
   Transfers between funds .......................    (8,162,165)  (27,261,336)    (450,561)   (1,351,068)
   Redemptions (note 3) ..........................    (5,656,766)   (2,374,304)    (949,410)     (509,631)
   Annuity benefits ..............................            --            --           --            --
   Annual contract maintenance charges (note 2) ..            --            --           --            --
   Contingent deferred sales charges (note 2) ....      (110,272)       (8,805)     (31,596)      (17,816)
   Adjustments to maintain reserves ..............        16,312         1,914       (8,671)         (871)
                                                     -----------   -----------   ----------   -----------
         Net equity transactions .................     1,792,333    (3,339,450)   7,399,856    13,673,403
                                                     -----------   -----------   ----------   -----------

Net change in contract owners' equity ............     1,642,564    (3,373,120)  11,569,916     2,567,300
Contract owners' equity beginning of period ......    34,463,317    32,231,631   53,064,578    48,199,948
                                                     -----------   -----------   ----------   -----------
Contract owners' equity end of period ............   $36,105,881    28,858,511   64,634,494    50,767,248
                                                     ===========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units ...............................     3,366,596     3,142,411    8,398,696     5,720,321
                                                     -----------   -----------   ----------   -----------
   Units purchased ...............................     2,874,490     2,572,755    1,714,003     1,973,806
   Units redeemed ................................    (2,698,618)   (2,898,719)    (567,248)     (190,548)
                                                     -----------   -----------   ----------   -----------
   Ending units ..................................     3,542,468     2,816,447    9,545,451     7,503,579
                                                     ===========   ===========   ==========   ===========

                                                               WRSmCap                     WRValue
                                                     -------------------------   -----------------------
                                                         2003         2002          2003         2002
                                                     -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................      (592,794)     (584,580)    (416,232)    (320,509)
   Realized gain (loss) on investments ...........    (1,862,828)   (1,546,906)    (374,425)      (6,668)
   Change in unrealized gain (loss)
      on investments .............................    14,346,283   (11,784,747)   5,298,594   (3,776,214)
   Reinvested capital gains ......................            --            --           --           --
                                                     -----------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........    11,890,661   (13,916,233)   4,507,937   (4,103,391)
                                                     -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................    10,379,229    20,800,079   10,218,920   23,121,398
   Transfers between funds .......................   (11,413,455)    8,368,493   (1,534,194)     535,961
   Redemptions (note 3) ..........................    (1,852,644)   (1,738,562)  (1,049,625)    (517,596)
   Annuity benefits ..............................            --            --           --           --
   Annual contract maintenance charges (note 2) ..            --            --           --           --
   Contingent deferred sales charges (note 2) ....       (43,441)      (37,842)     (23,980)     (15,316)
   Adjustments to maintain reserves ..............        (6,487)        2,408         (968)       6,469
                                                     -----------   -----------   ----------   ----------
         Net equity transactions .................    (2,936,798)   27,394,576    7,610,153   23,130,916
                                                     -----------   -----------   ----------   ----------

Net change in contract owners' equity ............     8,953,863    13,478,343   12,118,090   19,027,525
Contract owners' equity beginning of period ......    88,746,066    75,839,555   58,308,075   36,567,886
                                                     -----------   -----------   ----------   ----------
Contract owners' equity end of period ............    97,699,929    89,317,898   70,426,165   55,595,411
                                                     ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................    11,801,501     7,778,767    6,694,479    3,616,179
                                                     -----------   -----------   ----------   ----------
   Units purchased ...............................     2,049,700     3,148,127    1,455,987    2,360,259
   Units redeemed ................................    (2,589,599)     (167,655)    (599,397)     (49,475)
                                                     -----------   -----------   ----------   ----------
   Ending units ..................................    11,261,602    10,759,239    7,551,069    5,926,963
                                                     ===========   ===========   ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                    AIM VIF - Capital Appreciation Fund - Series I Shares
                       (AIMCapAp)
                    AIM VIF - Capital Appreciation Fund - Series II Shares
                       (AIMCapAp2)
                    AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                    AIM VIF - International Growth Fund - Series I Shares
                       (AIMIntGr)*
                    AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

               Portfolios of the AllianceBernstein Variable Products Series
                  Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                       - Class B (AlGrIncB)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                       - Class B (AISmCapValB)
                    Alliance VPSF - AllianceBerntsein Premier Growth Portfolio
                       - Class B (AlPremGrB)

               Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                    American Century VP - Income & Growth Fund - Class I
                       (ACVPIncGr)
                    American Century VP - Income & Growth Fund - Class II
                       (ACVPIncGr2)
                    American Century VP - Inflation Protection Fund  - Class II
                       (ACVPInflaPro)
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III
                       (ACVPInt3)
                    American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)
               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                    BB&T VIF - Capital Appreciation Fund (BBTCapAp)
                    BB&T VIF - Capital Manager Aggressive Growth Fund
                       (BBTCapMAG)
                    BB&T VIF - Growth and Income Fund (BBTGrInc)
                    BB&T VIF - Large Company Growth Fund (BBTLgCoGr)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio
                       (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                       (CSIntFoc)
                    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);

                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                       (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares,
                  The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares
                       (DryVIFApp)
                    Dreyfus VIF - Appreciation Portfolio - Service Shares
                       (DryVIFAppS)
                    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                       (DryVIFDevLd)
                    Dreyfus VIF - International Value Portfolio - Initial Shares
                       (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
                  VAF);
                    Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VAF - Evergreen VA Foundation Fund (EvFound)* Evergreen VAF - Evergreen VA Fund (EvFund)*
                    Evergreen VAF - Evergreen VA Global Leaders Fund
                       (EvGloLead)*
                    Evergreen VAF - Evergreen VA Growth And Income Fund
                       (EvGrInc)*
                    Evergreen VAF - Evergreen VA International Growth Fund
                       (EvIntGr)*
                    Evergreen VAF - Evergreen VA Masters Fund (EvMasters)* Evergreen VAF - Evergreen VA Omega Fund (EvOmega)*

                    Evergreen VAF - Evergreen VA Small Cap Value Fund
                       (EvSmCapV)*
                    Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq)* Evergreen VAF - Evergreen VA Strategic Income Fund
                       (EvStratInc)*

              Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Service Shares
                       (FedAmLeadS)
                    Federated IS - Capital Appreciation Fund II - Service Shares
                       (FedCapApS)
                    Federated IS - High Income Bond Fund II-Service Shares
                       (FedHiIncS)
                    Federated IS - Quality Bond Fund II - Primary Shares
                       (FedQualBd)
                    Federated IS - Quality Bond Fund II - Service Shares
                       (FedQualBdS)

              Portfolios of the Fidelity(R) Variable Insurance Products Fund
                 (Fidelity(R) VIP);
                    Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                       (FidVIPEIS)
                    Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2
                       (FidVIPEI2)
                    Fidelity(R) VIP - Growth Portfolio - Service Class
                       (FidVIPGrS)
                    Fidelity(R) VIP - Growth Portfolio - Service Class 2
                       (FidVIPGr2)
                    Fidelity(R) VIP - High Income Portfolio - Service Class
                       (FidVIPHIS)
                    Fidelity(R) VIP - Overseas Portfolio - Service Class
                       (FidVIPOvS)
                    Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
                       (FidVIPOvS2R)
                    Fidelity(R) VIP - Overseas Portfolio - Service Class R
                       (FidVIPOvSR)

              Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                 (Fidelity(R) VIP II);
                    Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                       (FidVIPConS)
                    Fidelity(R) VIP II - Contrafund(R) Portfolio - Service
                       Class 2 (FidVIPCon2)
                    Fidelity(R) VIP II - Investment Grade Bond Portfolio:
                       Service Class (FidVIPIGBdS)

              Portfolios of the Fidelity(R) Variable Insurance Products Fund III
                 (Fidelity(R) VIP III);
                    Fidelity(R) VIP III - Growth Opportunities Portfolio -
                       Service Class (FidVIPGrOpS)
                    Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
                       (FidVIPMCap2)
                    Fidelity(R) VIP III - Value Strategies Portfolio - Service
                       Class (FidVIPVaIS)
                    Fidelity(R) VIP III - Value Strategies Portfolio - Service
                       Class 2 (FidVIPVaIS2)

              First Horizon Capital Appreciation Portfolio (FHCapAp)

              First Horizon Growth & Income Portfolio (FHGrInc)

              Portfolio of the Franklin Templeton Variable Insurance Products
                 Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Templeton Foreign Securities Fund
                       - Class I (FrVIPForSec)

              Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                 GVIT);
                    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class III
                       (GVITIntVal3)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                       (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III
                       (GVITEmMrkts3)
                    Gartmore GVIT Federated High Income Bond Fund - Class I
                       (GVITFHiInc)
                    Gartmore GVIT Global Financial Services Fund - Class I
                       (GVITGlFin1)
                    Gartmore GVIT Global Financial Services Fund - Class III
                       (GVITGlFin3)
                    Gartmore GVIT Global Health Sciences Fund - Class I
                       (GVITGlHlth)
                    Gartmore GVIT Global Health Sciences Fund - Class III
                       (GVITGlHlth3)
                    Gartmore GVIT Global Technology and Communications Fund -
                       Class I (GVITGlTech)
                    Gartmore GVIT Global Technology and Communications Fund -
                       Class III (GVITGlTech3)
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Global Utilities Fund - Class III
                       (GVITGlUtl3)
                    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Growth Fund - Class I (GVITGrowth)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                    Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                    Gartmore GVIT ID Conservative Fund (GVITIDCon)
                    Gartmore GVIT ID Moderate Fund (GVITIDMod)
                    Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I
                       (GVITIntGro)
                    Gartmore GVIT International Growth Fund - Class III
                       (GVITIntGro3)
                    Gartmore GVIT J.P. Morgan Balanced Fund - Class I
                       (GVITJPBal)
                    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund) Gartmore GVIT Nationwide(R) Fund: Class II (GVITNWFund2) Gartmore GVIT Nationwide(R) Leaders Fund - Class I
                       (GVITLead)
                    Gartmore GVIT Nationwide(R) Leaders Fund - Class III
                       (GVITLead3)
                    Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                       (GVITNStrVal)
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II
                       (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II
                       (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I
                       (GVITTGroFoc)
                    Gartmore GVIT Turner Growth Focus Fund - Class III
                       (GVITTGroFoc3)
                    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT U.S. Growth Leaders Fund - Class III
                       (GVITUSGro3)
                    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
                       (GVITVKMultiSec)
                    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III
                       (GVITWLead3)
                    Gartmore Money Market Fund - Prime Shares (GartMyMkt)*

              Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Capital Appreciation Portfolio - Service Shares
                       (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service II Shares
                       (JanGlTechS2)
                    Janus AS - Global Technology Portfolio - Service Shares
                       (JanGlTech)
                    Janus AS - International Growth Portfolio - Service II
                       Shares (JanIntGroS2)
                    Janus AS - International Growth Portfolio - Service Shares
                       (JanIntGro)
                    Janus AS - Risk-Managed Large Cap Core Portfolio - Service
                       Shares (JanRMgLgCap)

              Portfolios of the MFS(R) Variable Insurance Trust(SM) (MFS(R)
                 VIT);
                    MFS(R) VIT - Mid Cap Growth Series - Service Class
                       (MFSMidCapGrS)
                    MFS(R) VIT - New Discovery Series - Service Class
                       (MFSNewDiscS)
                    MFS(R) VIT - Value Series - Service Class (MFSValS)

              Portfolios of the Neuberger Berman Advisers Management Trust
                 (Neuberger Berman AMT);
                    Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
                       (NBAMTFasc)
                    Neuberger Berman AMT - Focus Portfolio - S Class Shares
                       (NBAMTFocus)
                    Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                       (NBAMTGuard)
                    Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
                       (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio(R)
                       (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro) Oppenheimer Capital Appreciation Fund/VA - Initial Class
                  (OppCapAp)
               Oppenheimer Capital Appreciation Fund/VA - Service Class
                  (OppCapApS)
               Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS) Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund) Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS) Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS) Strong Opportunity Fund (StOpp)*
               Strong Opportunity Fund II, Inc. (StOpp2)
               Portfolios of the Van Eck Worldwide Insurance Trust
                     (Van Eck WIT);
                     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
                  LIT);
                     Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
                     Van Kampen LIT - Emerging Growth Portfolio-Class II
                        (VKEmGr2)
               Portfolios of the Van Kampen - The Universal Institutional Funds,
                  Inc. (Van Kampen UIF);
                     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class
                         II (VKCorPlus2)
                     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                        (VKEmMkt)
                     Van Kampen UIF - International Magnum Portfolio (VKIntMag)* Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                        (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                     Victory VIF - Diversified Stock Fund Class A Shares
                        (VicDivrStk)
                     Victory VIF - Investment Quality Bond Fund Class A Shares
                        (VicInvQBd)
                     Victory VIF - Small Company Opportunity Fund Class A Shares
                        (VicSmCoOpp)

               Portfolios of the W & R Target Funds, Inc. (W & R Target Funds);
                     W & R Target Funds - Asset Strategy Portfolio (WRAsStrat) W & R Target Funds - Balanced Portfolio (WRBal)
                     W  & R Target Funds - Bond Portfolio (WRBnd)
                     W  & R Target Funds - Core Equity Portfolio (WRCoreEq)
                     W  & R Target Funds - Growth Portfolio (WRGrowth)
                     W  & R Target Funds - High Income Portfolio (WRHiInc)
                     W  & R Target Funds - International Portfolio (WRIntl)
                     W  & R Target Funds - Limited-Term Bond Portfolio
                        (WRLTBond)
                     W  & R Target Funds - Money Market Portfolio (WRMMkt)
                     W & R Target Funds - Science & Technology Portfolio (WRSciTech)
                     W  & R Target Funds - Small Cap Portfolio (WRSmCap)
                     W  & R Target Funds - Value Portfolio (WRValue)

              * At June 30, 2003, contract owners have not invested in this fund.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V contracts and Choice Venue the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

     For contracts with the Extra Value (EV) option, the Company contributed approximately $21 and $18 million to the Account in the form of bonus credits for the six month periods ended June 30, 2003 and 2002, respectively.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

                                                                             BOA                             BOA      BOA
                                                                           Future     ElitePro   ElitePro   Choice     V       BOA
              Nationwide Variable Account-9 Options                         /(1)/     Classic       Ltd     /(2)/    /(3)/   Income
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk-Basic:                                            0.95%      1.60%      1.75%      1.20%   1.10%   1.25%
-----------------------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:                                             0.25%        --         --         --      --      --
   Initial lowered to $1,000 and subsequent lowered to $25.
      Not available for investment only contracts.
-----------------------------------------------------------------------------------------------------------------------------------
CDSC Options:
   Five Year CDSC                                                            0.15%        --         --         --    0.15%     --
-----------------------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:
   Additional (5%) Withdrawal without Charge and Disability                  0.10%        --         --         --    0.10%     --
      In addition to standard 10% CDSC-free withdrawal privilege.
   10 Year and Disability Waiver for Tax Sheltered Annuities                 0.05%        --         --         --    0.05%     --
      CDSC waived if (i) contract owner has owned contract for
         10 years and (ii) has made regular payroll deferrals
         during entire contract year for at least 5 of those
         10 years.
   Hardship Waiver for Tax Sheltered Annuities                               0.15%        --         --         --    0.15%     --
      CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
-----------------------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
   One-Year (or Anniversary) Enhanced (for contracts issued on or
      after 1-2-01)                                                          0.15%        --         --         --      --      --

      If death before annuitization, benefit will be greatest of (i)
         contract value, (ii) purchase payments less surrenders or
         (iii) highest contract value before 86th birthday less
         surrenders.
   Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts
      issued on or after 1-2-01)                                             0.20%        --         --       0.15%     --      --
      If death before annuitization, benefit will be greatest of
         (i) contract value, (ii) purchase payments less surrenders,
         (iii) highest contract value before 86th birthday less
         surrenders or (iv) the 5% interest anniversary value.
   One-Year Step Up (for contracts issued prior to 1-2-01)                   0.05%        --         --         --    0.05%     --
      If death before annuitization, benefit will be greatest of
         (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less
         surrenders.
   5% Enhanced (for contracts issued prior to 1-2-01)                        0.10%        --         --       0.05%   0.10%     --
      If death before annuitization, benefit will be greater of
         (i) contract value or (ii) total of all purchase payments
         less surrenders with 5% simple interest from purchase to
         most recent contract anniversary prior to annuitant's
         86th birthday.
   Term Certain with Enhanced-10, 15 or 20 years                               --         --         --         --      --    0.20%
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
   Option 1                                                                  0.45%        --         --       0.45%     --      --
   Option 2                                                                  0.30%        --         --       0.30%     --      --
-----------------------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV):                                                     0.45%        --         --         --      --      --
      Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for
         application of 3% credit of purchase payments made during first
         12 months contract is in force.
      Spousal Protection Annuity Option                                        --         --         --         --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option:                                                0.40%        --         --       0.40%     --      --
      Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(5)/                                        3.15%      1.60%      1.75%      2.20%   1.70%   1.45%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                BOA
                                                                            Exclusive II   Choice
              Nationwide Variable Account-9 Options                            /(4)/        Venue
-------------------------------------------------------------------------------------------------
Mortality and Expense Risk-Basic:                                               1.20%        1.50%
-------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:                                                  --           --
   Initial lowered to $1,000 and subsequent lowered to $25.
      Not available for investment only contracts.
-------------------------------------------------------------------------------------------------
CDSC Options:
   Five Year CDSC                                                                 --           --
-------------------------------------------------------------------------------------------------
CDSC Waiver Options:
   Additional (5%) Withdrawal without Charge and Disability                       --           --
      In addition to standard 10% CDSC-free withdrawal privilege.
   10 Year and Disability Waiver for Tax Sheltered Annuities                      --           --
      CDSC waived if (i) contract owner has owned contract for
         10 years and (ii) has made regular payroll deferrals
         during entire contract year for at least 5 of those
         10 years.
   Hardship Waiver for Tax Sheltered Annuities                                    --           --
      CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
-------------------------------------------------------------------------------------------------
Death Benefit Options:
   One-Year (or Anniversary) Enhanced (for contracts issued on or
      after 1-2-01)                                                             0.15%          --
      If death before annuitization, benefit will be greatest of (i)
         contract value, (ii) purchase payments less surrenders or
         (iii) highest contract value before 86th birthday less surrenders.
   Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts
      issued on or after 1-2-01)                                                0.20%          --
      If death before annuitization, benefit will be greatest of
         (i) contract value, (ii) purchase payments less surrenders,
         (iii) highest contract value before 86th birthday less
         surrenders or (iv) the 5% interest anniversary value.
   One-Year Step Up (for contracts issued prior to 1-2-01)                      0.10%          --
      If death before annuitization, benefit will be greatest of
         (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less
         surrenders.
   5% Enhanced (for contracts issued prior to 1-2-01)                           0.15%        0.15%
      If death before annuitization, benefit will be greater of
         (i) contract value or (ii) total of all purchase payments
         less surrenders with 5% simple interest from purchase to
         most recent contract anniversary prior to annuitant's
         86th birthday.
   Term Certain with Enhanced-10, 15 or 20 years                                  --           --
-------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
   Option 1                                                                     0.45%        0.45%
   Option 2                                                                     0.30%          --
-------------------------------------------------------------------------------------------------
Extra Value Option (EV):                                                          --           --
      Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for
         application of 3% credit of purchase payments made during first
         12 months contract is in force.
      Spousal Protection Annuity Option                                           --         0.10%
-------------------------------------------------------------------------------------------------
Beneficiary Protector Option:                                                   0.40%        0.40%
      Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(5)/                                           2.30%        2.60%
-------------------------------------------------------------------------------------------------

/(1)/ Includes KeyCorp, NEA, Waddell & Reed Select Plus, First Tennessee and
      BB&T products.
/(2)/ Includes KeyCorp product.
/(3)/ Includes NEA product.
/(4)/ Includes Waddell & Reed Select Reserve product.
/(5)/ When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2003.

                  Total      AIMBal   AIMBValue2   AIMBlueCh   AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
               -----------   ------   ----------   ---------   --------   ---------   ---------   --------
0.95% ......   $16,334,123      384         --         243        100          --         21         196
1.00% ......     7,304,106       --         --          --         --          --         --          --
1.05% ......     1,425,455       --         --          --         --          --         --          --
1.10% ......     3,358,853      703         --         307         67          --         29         210
1.15% ......     1,630,475      210         --          --         --          --         --          56
1.20% ......     8,256,855       --         --          --         --          --         --          --
1.25% ......       855,296      490         --          39         --          --         --         110
1.30% ......     2,306,507       85         --          --         --          --         --          --
1.35% ......     1,554,954      321         --         124         --          --         10         229
1.40% ......     1,779,522       30         --          30         42          --        121         145
1.45% ......       199,291       --         --          --         --          --         --          --
1.50% ......       885,416       --      6,067          --         --       1,279         --          --
1.55% ......       468,894      416         --         520         --          --        348       1,375
1.60% ......       818,839       --      1,197          --         51         579         --          --
1.65% ......       845,991       --      6,840          --         --       1,264         --          --
1.70% ......       113,745       --         --          --         --          --         --          --
1.75% ......       466,599       --      1,458          --         --         249         --          --
1.80% ......       347,697       --        881          --         --         148         --          --
1.85% ......     9,287,962       --         --          --         --          --         --          --
1.90% ......     3,982,826       --        794          --         --          47         --          --
1.95% ......       685,513       --      6,329          --         --       1,912         --          --
2.00% ......     4,375,104       --         --          --         --          --         --          --
2.05% ......     1,708,052       --      1,576          --         --       1,200         --          --
2.10% ......       753,423       --      5,135          --         --         515         --          --
2.15% ......       609,701       --        457          --         --         124         --          --
2.20% ......       418,844       --      1,679          --         --         954         --          --
2.25% ......       265,297       --         --          --         --          --         --          --
2.30% ......       758,123       --         23          --         --          --         --          --
2.35% ......       156,798       --        185          --         --          12         --          --
2.40% ......       211,633       --         --          --         --          --         --          --
2.45% ......       517,023      171        132          --         --         138         --          --
2.50% ......       333,113      363        920         273         --         239         --          --
2.55% ......        68,551       --         --          --         --          --         --          --
2.60% ......       129,696       --      1,070          --         --           7         --          --
2.65% ......        57,368       --         --          --         --          --         --          --
2.70% ......        45,353       --         --          --         --          --         --          --
2.75% ......        53,876       --         --          --         --          --         --          --
2.80% ......         1,904       --         --          --         --          --         --          --
2.85% ......        77,445       --         --          --         --          --         --          --
2.90% ......        10,436       --         --          --         --          --         --          --
2.95% ......         2,594       --         --          --         --          --         --          --
3.00% ......         6,969       --         --          --         --          --         --          --
3.05% ......        12,164       --         --          --         --          --         --          --
3.10% ......         2,208       --         --          --         --          --         --          --
3.15% ......         2,337       --         --          --         --          --         --          --
3.30% ......            49       --         --          --         --          --         --          --
               -----------    -----     ------       -----        ---       -----        ---       -----
   Total ...   $73,486,980    3,173     34,743       1,536        260       8,667        529       2,321
               ===========    =====     ======       =====        ===       =====        ===       =====

               AIMPreEq2   AlGrIncB   AISmCapValB   AlPremGrB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro   ACVPInt
               ---------   --------   -----------   ---------   ---------   ----------   ------------   -------
0.95% ......    $   --         --           --           --      287,482         --          861        183,440
1.00% ......        --         --           --           --      145,270         --          114         92,492
1.05% ......        --         --           --           --       27,452         --          119         15,928
1.10% ......        --         --           --           --       36,997         --          229         11,269
1.15% ......        --         --           --           --       17,383         --          105          4,998
1.20% ......        --         --           --           --      135,713         --          659         88,161
1.25% ......        --         --           --           --       14,587         --           25          6,651
1.30% ......        --         --           --           --       52,814         --           10         27,237
1.35% ......        --         --           --           --       24,742         --            2          8,088
1.40% ......        --         --           --           --       24,627         --          242          5,510
1.45% ......        --         --           --           --        1,745         --           --          1,596
1.50% ......     1,184      2,160        2,709        1,689       12,177      4,316          114          9,042
1.55% ......        --         --           --           --        6,157         --           --          1,826
1.60% ......        97      1,188          447          477        5,728        354          371          1,345

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

Continued

               AIMPreEq2   AlGrIncB   AISmCapValB   AlPremGrB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro   ACVPInt
               ---------   --------   -----------   ---------   ---------   ----------   ------------   -------
1.65% ......       581       1,696       3,661        6,232        16,678      2,618            1         4,373
1.70% ......        --          --          --           --           426         --           --           103
1.75% ......        77         332       1,300          572         9,018        108           32           488
1.80% ......       179         228         771          971         8,463        144           --           866
1.85% ......        --          --          --           --       111,104         --          115        56,988
1.90% ......       157          12         325          328        54,240         91          116        37,073
1.95% ......     1,388       1,932       3,243        3,973         4,758        986           --         3,665
2.00% ......        --          --          65           51        43,865        113          122        16,147
2.05% ......     2,983         764       2,831        1,902        18,154      1,938          352         5,125
2.10% ......       483       1,196       3,075        1,653         8,638      6,367           91         4,166
2.15% ......        24         101         155           54         6,159         --           --         1,503
2.20% ......       765       1,348       1,500          654         2,922      3,507           --         1,853
2.25% ......        --          --          --           --         1,610         --           --           430
2.30% ......        --          --          --           24         6,831         --           --         2,090
2.35% ......        61         133         425           58         1,537        308           --           663
2.40% ......        --          --          --           --         1,657         --          187         2,905
2.45% ......       431         415         347          142         6,280         93           69         1,159
2.50% ......        26          54         914          316         4,186        224           71         1,308
2.55% ......        --          --          --           --           945         --           --           112
2.60% ......       105         716         694          499           714        429           --            50
2.65% ......        --          --          --           --           614         --           --            52
2.70% ......        --          --          --           --           241         --           --            --
2.75% ......        --          --          --           --           169         --           --            10
2.80% ......        --          --          --           --             7         --           --            --
2.85% ......        --          --          --           --           271         --           --             2
2.90% ......        --          --          --           --           146         --           --            --
2.95% ......        --          --          --           --           129         --           --            --
3.00% ......        --          --          --           --             1         --           --            --
3.05% ......        --          --          --           --           483         --           --            --
3.10% ......        --          --          --           --             1         --           --            --
3.15% ......        --          --          --           --           150         --           --            --
                ------      ------      ------       ------     ---------     ------        -----       -------
   Total ...    $8,541      12,275      22,462       19,595     1,103,271     21,596        4,007       598,714
                ======      ======      ======       ======     =========     ======        =====       =======

               ACVPInt3   ACVPUltra   ACVPUltra2   ACVPVal   ACVPVal2   BBTCapAp   BBTCapMAG   BBTGrInc
               --------   ---------   ----------   -------   --------   --------   ---------   --------
0.95% ......    $50,072     5,317          --      467,053        --     1,259         380       2,043
1.00% ......     17,514       922          --      158,606        --        --          --          --
1.05% ......      4,743       268          --       30,080        --       211          --         102
1.10% ......     12,520       985          --      109,499        --       909         642       1,848
1.15% ......      5,165     1,212          --       59,078        --       157       1,153       1,210
1.20% ......     39,864     6,623          --      261,777        --        43          --          45
1.25% ......      2,378       203          --       29,557        --       236          95         443
1.30% ......      3,567       372          --       92,850        --        75          24         151
1.35% ......      6,162       723          --       64,806        --       158         269         482
1.40% ......      8,153     1,258          --       66,672        --     2,048          32       2,047
1.45% ......        290       172          --        5,168        --        --          --          --
1.50% ......      1,304        48       3,092       22,735     7,751        --          --          --
1.55% ......      1,492       158          --       15,429        --       819       2,315       2,713
1.60% ......      2,276       909         411       23,081     1,248        --         523         139
1.65% ......      3,579     2,121       1,900       29,672     3,881        11          --          16
1.70% ......        185         6          --        3,386        --        --       2,792          13
1.75% ......      1,854     1,611         510       13,810     1,490        --          --          --
1.80% ......      2,238       949         145       10,435     2,910        --          --          --
1.85% ......     29,407     4,810          --      253,850        --        --          --          --
1.90% ......      8,305     1,434          25      111,200     1,920        --          --          --
1.95% ......        716        60       1,404       15,749     4,427        --          --          --
2.00% ......      8,777     3,305         533      144,190       422        --          --          --
2.05% ......      5,531       332         828       41,960     3,095        --          --          --
2.10% ......      3,320       206       1,316       20,914     3,199        --          --          --
2.15% ......      2,369        11          66       17,160       416        --          --          --
2.20% ......        972        87       1,351       12,514     2,702        --          --          --
2.25% ......        990        20          --        9,303        --        --          --          --
2.30% ......      1,933       137          --       25,518        --     1,899          --         128
2.35% ......        261        38          --        4,720       810        --          --          --
2.40% ......        659        38          --        8,422        --        --          --          --
2.45% ......        857     1,126          35       32,195       861        --          --         174
2.50% ......      2,581       404         503       12,900       167       217          --          --

Continued

               ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2   BBTCapAp   BBTCapMAG   BBTGrInc
               --------   ---------   ----------   ---------   --------   --------   ---------   --------
2.55% ......         78        20           --         2,928        --        --          --          --
2.60% ......        315        62           76         6,317       840        --          --          --
2.65% ......        278        10           --         2,164        --        --          --          --
2.70% ......         27        35           --         1,416        --        --          --          --
2.75% ......        115       545           --         3,314        --        --          --          --
2.85% ......        215        --           --         6,418        --        --          --          --
2.90% ......         --        23           --           702        --        --          --          --
2.95% ......         --        --           --           224        --        --          --          --
3.00% ......         --         1           --           745        --        --          --          --
3.05% ......        247        68           --           843        --        --          --          --
3.10% ......         --        --           --           136        --        --          --          --
3.15% ......         --       103           --             5        --        --          --          --
               --------    ------       ------     ---------    ------     -----       -----      ------
   Total ...   $231,309    36,732       12,195     2,199,501    36,139     8,042       8,225      11,554
               ========    ======       ======     =========    ======     =====       =====      ======

               BBTLgCoGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS   DrySRGro
               ---------   -------   --------   -------   ---------   -----------   ---------   --------
0.95% ......    $  639       9,462    22,016     29,927        --        9,645           --      197,041
1.00% ......        --       3,508    11,298     15,308        --        4,153           --      100,695
1.05% ......        15       1,263     2,607      5,209        --        1,051           --       18,773
1.10% ......       811          84        26        346        --        3,330           --       20,464
1.15% ......        40           1        43         87        --        2,491           --        7,915
1.20% ......        --       1,670     2,062      7,719        --        7,678           --       67,433
1.25% ......       366          18       372      1,071        --          974           --        7,342
1.30% ......       123         258       450      1,821        --        2,919           --       67,138
1.35% ......       361          92        79         58        --        1,571           --        6,917
1.40% ......       982          35        36        319        --        3,390           --        7,163
1.45% ......        14          --        28         74        --          231           --        1,974
1.50% ......        --          --       249        508       613          926          135        4,079
1.55% ......       959          --        --        152        --          153           --        1,229
1.60% ......        68          --        11         --        76        1,744           20        1,296
1.65% ......        16           2        75         41       321          894          281        3,905
1.70% ......        13          --        --         10        --           68           --          610
1.75% ......        --          --        --         18       254          468            4          793
1.80% ......        --          --        --        140       285          295           --          275
1.85% ......        --          --        --      2,922        --        5,615           --       74,830
1.90% ......        --          --        --      1,112        43        3,289           13       51,603
1.95% ......        --          --        --         93       842          102           84        5,192
2.00% ......        --          --        --         40       149        2,776           --       16,786
2.05% ......        --          --        --        263       717        1,600          263        8,616
2.10% ......        --          --        --         71       470          481          247        7,141
2.15% ......        --          --        --         --        70          409           53        3,413
2.20% ......        --          --        --         --     1,383          220            2          650
2.25% ......        --          --        --         26        --          142           --        1,532
2.30% ......     1,962          --        --         35        --          941           --        2,883
2.35% ......        --          --        --         10       157          237           --          789
2.40% ......        --          --        --         --        --           39           --        2,091
2.45% ......       178          --        --         --        59          301           44        1,762
2.50% ......       860          --        --         --        --        1,323           --          939
2.55% ......        --          --        --          2        --           25           --          464
2.60% ......        --          --        --         --       112           --          170          130
2.65% ......        --          --        --         --        --           --           --          293
2.70% ......        --          --        --         --        --           --           --          496
2.75% ......        --          --        --          3        --           12           --           71
2.80% ......        --          --        --         --        --           --           --           29
2.90% ......        --          --        --         --        --           --           --           13
3.15% ......        --          --        --         --        --           --           --           41
                ------      ------    ------     ------     -----       ------        -----      -------
   Total ...    $7,407      16,393    39,352     67,385     5,551       59,493        1,316      694,806
                ======      ======    ======     ======     =====       ======        =====      =======

                DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd   DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS
               ----------   ---------   ----------   -----------   ------------   ----------   ---------   ---------
0.95% ......   $1,404,717    241,075        --           105            56            --          --          --
1.00% ......      764,344    119,173        --            --            --            --          --          --
1.05% ......      133,160     30,495        --            --            --            --          --          --
1.10% ......      153,396     26,235        --            71           145            --          --          --
1.15% ......       87,781     15,121        --            --           167            --          --          --
1.20% ......      492,399     95,844        --            --            --            --          --          --
1.25% ......       53,252     10,771         0             7            --            --          --          --
1.30% ......      247,023     50,627        --            --            --            --          --          --
1.35% ......       83,337     19,265        --            99            --            --          --          --
1.40% ......       99,418     21,635        --            33           271            --          --          --

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

Continued

                DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd   DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS
               ----------   ---------   ----------   -----------   ------------   ----------   ---------   ---------
1.45% ......       11,532      1,774          --           --           --             --           --           --
1.50% ......       32,016      8,174       2,332           --           --            421          335        3,885
1.55% ......       14,283      4,470          --           35          215             --           --           --
1.60% ......       31,009      4,563       1,162           --           --             74        1,618          741
1.65% ......       25,127     10,038       1,971           --           --            287          111        4,810
1.70% ......        5,992        501          --           --           --             --           --           --
1.75% ......       18,580      1,305         522           --           --            213           33        1,244
1.80% ......       12,896      4,343         284           --           --             81          146          456
1.85% ......      457,471     67,338          --           --           --             --           --           --
1.90% ......      234,559     25,311         275           --           --             --          215          154
1.95% ......       23,199      3,180       1,460           --           --            553        1,526        2,113
2.00% ......      177,626     33,636          --           --           --             --           --           66
2.05% ......       73,682     11,261       5,012           --           --             27          811        3,745
2.10% ......       27,559      5,494       1,281           --           --            203          302        2,601
2.15% ......       42,539      4,137          14           --           --             --           --          959
2.20% ......       15,530      2,054       1,577           --           --            445        1,182        1,788
2.25% ......       14,596      1,432          --           --           --             --           --           --
2.30% ......       19,758      3,539          --        1,635           --             --           --           --
2.35% ......        7,563        992         172           --           --            174           --          584
2.40% ......       11,976      1,368          --           --           --             --           --           --
2.45% ......       15,511      2,759         754           --           --             --           --          206
2.50% ......       21,078      2,135         176           --           --             --           --        2,491
2.55% ......        2,150        551          --           --           --             --           --           --
2.60% ......        5,921      1,559         106           --           --             12          122          367
2.65% ......        2,543        623          --           --           --             --           --           --
2.70% ......          413        630          --           --           --             --           --           --
2.75% ......        1,204        815          --           --           --             --           --           --
2.80% ......           95         12          --           --           --             --           --           --
2.85% ......           22      2,231          --           --           --             --           --           --
2.90% ......          404         96          --           --           --             --           --           --
3.00% ......            2        133          --           --           --             --           --           --
3.05% ......           --        620          --           --           --             --           --           --
3.10% ......            7         62          --           --           --             --           --           --
               ----------    -------      ------        -----          ---          -----        -----       ------
   Total ...   $4,825,670    837,377      17,098        1,985          854          2,490        6,401       26,210
               ==========    =======      ======        =====          ===          =====        =====       ======

               FedQualBd   FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS   FidVIPOvS
               ---------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
0.95% ......    $513,939         --      890,652         --      762,289         --      358,491     100,641
1.00% ......     183,864         --      437,415         --      438,485         --      155,125      42,190
1.05% ......      36,640         --       97,218         --       73,484         --       52,223      10,219
1.10% ......     138,093         --      152,619         --      100,706         --       47,335       4,860
1.15% ......      82,974         --       81,887         --       46,313         --       22,690       2,780
1.20% ......     373,003         --      413,539         --      403,398         --      209,773      46,687
1.25% ......      31,815         --       43,576         --       39,295         --       18,264       4,338
1.30% ......      83,153         --       95,564         --      128,447         --       42,241      11,753
1.35% ......      88,330         --      105,740         --       73,977         --       29,049       4,442
1.40% ......     113,209         --       81,616         --       44,865         --       22,928       2,882
1.45% ......       6,304         --        9,382         --        6,779         --        1,392         868
1.50% ......      31,146     17,527       30,687     14,208       24,243      5,640        6,684       2,511
1.55% ......      19,911         --       18,164         --        6,479         --        5,544         678
1.60% ......      26,540      3,685       33,755      3,184       13,820      2,133        8,127         710
1.65% ......      28,597     10,646       38,117      8,614       26,652      2,973        7,989       1,498
1.70% ......      11,841         --        4,608         --        4,017         --          732         493
1.75% ......      31,971      3,455       16,408      4,896       11,235      1,793        6,681         279
1.80% ......      18,872      1,629       19,961      3,269        7,725        774        3,485       1,101
1.85% ......     380,251         --      433,430         --      395,787         --      165,525      27,320
1.90% ......     126,804        586      175,457      1,674      227,401        208       82,793      17,497
1.95% ......      23,295      9,039       20,986      7,569       21,439      2,441       12,802       1,059
2.00% ......     185,640        226      172,165        322      113,262        147       57,520       6,009
2.05% ......      82,146      6,378       73,319      3,577       37,822      4,254       21,232       2,185
2.10% ......      24,554     10,448       21,824      7,620       26,064      2,351        9,881       1,450
2.15% ......      22,181        953       18,758        128       43,935         --        8,657         754
2.20% ......      21,879      4,361       13,500      4,455        6,495      2,404       13,108       1,156
2.25% ......       7,434         --       15,232         --        6,274         --        4,776         466
2.30% ......      34,927         23       26,916         46       12,128         --        6,622       2,016
2.35% ......       4,200        605        2,741        172        5,707         64          639         461
2.40% ......       5,205         --        6,501         --        3,942         --        2,064         617

Continued

               FedQualBd    FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS   FidVIPOvS
               ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
2.45% ......       26,181        519        15,393       687        11,178     1,013         5,962        858
2.50% ......       20,187      1,207        16,047     1,918         5,235       134         2,848        441
2.55% ......        6,313         --           726        --         1,731        --         4,667        303
2.60% ......        7,260      4,913         1,888     2,327         2,484       646         3,299         --
2.65% ......        3,931         --         3,312        --         1,465        --         1,805         --
2.70% ......        2,459         --         1,614        --           463        --           571         10
2.75% ......        6,001         --           508        --           154        --           276          1
2.80% ......           27         --             9        --            14        --            --         --
2.85% ......        8,796         --           103        --             7        --             2         --
2.90% ......          264         --           990        --            --        --            27         --
2.95% ......          350         --            --        --            32        --            --         --
3.00% ......          940         --           209        --            --        --             6         --
3.05% ......        2,291         --           623        --           595        --            --         --
3.10% ......          201         --             5        --             8        --             6         --
3.15% ......          471         --            --        --            --        --            --         --
               ----------     ------     ---------    ------     ---------    ------     ---------    -------
   Total ...   $2,824,390     76,200     3,593,164    64,666     3,135,831    26,975     1,403,841    301,533
               ==========     ======     =========    ======     =========    ======     =========    =======

               FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPValS
               -----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
0.95% ......     $    --       41,536        776,561         --          84         156,089            --        6,931
1.00% ......          --        6,982        408,817         --          24         109,258            --        2,679
1.05% ......          --        1,565         69,149         --          --          19,370            --          376
1.10% ......          --        4,472         83,372         --          25           6,022            --        2,447
1.15% ......          --        3,788         43,148         --          --           2,853            --        1,364
1.20% ......          --       19,376        347,908         --         265          47,491            --        6,564
1.25% ......          --        1,065         31,118         --          --           5,643            --          223
1.30% ......          --        2,688        120,185         --          14          14,028            --        1,173
1.35% ......          --        3,727         55,039         --          --           4,630            --        1,663
1.40% ......          --        9,240         48,596         --          35           4,019            --        1,309
1.45% ......          --          100          5,294         --          --             756            --           53
1.50% ......       3,781        1,325         31,350      7,981          --           2,539         3,567          209
1.55% ......          --          628         13,041         --          --           1,080            --          994
1.60% ......       1,169        1,821         17,621      2,885          43             455         1,964        1,473
1.65% ......       4,733        2,370         30,742      5,918          20           3,310         3,011          501
1.70% ......          --          121          3,215         --          --             403            --           25
1.75% ......       1,250          329         12,385      3,115          --             444         1,336          463
1.80% ......         998          415         13,213      1,186          30             169           892          151
1.85% ......          --       12,766        300,088         --          51          30,736            --        5,544
1.90% ......         785        3,598        172,298      1,706          26          18,263           589        1,069
1.95% ......       5,962          441         19,014     10,348          --           1,813         5,463          442
2.00% ......         350        4,287         96,507        696          14          10,692           324        1,092
2.05% ......       3,255        2,122         43,710      4,484          29           4,306         5,385          416
2.10% ......       2,719        1,088         15,910      4,777           6           1,888         2,733          769
2.15% ......          58          657         11,082        251           4           2,123           158          694
2.20% ......       2,943          569         10,528      5,427          --           1,805         2,768          286
2.25% ......          --          567          7,679         --          --             659            --           48
2.30% ......          --        1,017         17,358         --          --           1,461            --           66
2.35% ......         155           72          5,304        651          --             975            60            1
2.40% ......          --           22          6,934         --          --             507            --           26
2.45% ......         785          141         16,404        236          --             379           501          864
2.50% ......         291          287          7,716        519          --             332           383          213
2.55% ......          --           95          2,021         --          --              66            --          150
2.60% ......         544          149          3,701      1,027          --             871           378          274
2.65% ......          --          111          1,694         --          --             232            --           50
2.70% ......          --            1            753         --          --               5            --           11
2.75% ......          --           26          3,445         --          --               6            --          325
2.80% ......          --           --             44         --          --               8            --           --
2.85% ......          --           --          6,467         --          --               2            --            2
2.90% ......          --           --            327         --          --              --            --          103
2.95% ......          --           --            431         --          --              --            --           --
3.00% ......          --           --            344         --          --              --            --            3
3.05% ......          --          248          1,055         --          --              --            --           --
3.10% ......          --            2            133         --          --              --            --            5
3.15% ......          --          100            308         --          --              --            --           --
3.30% ......          --           --              4         --          --              --            --           --
                 -------      -------      ---------     ------         ---         -------        ------       ------
   Total ...     $29,778      129,914      2,862,013     51,207         670         455,688        29,512       41,051
                 =======      =======      =========     ======         ===         =======        ======       ======

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

               FidVIPVaIS2   FHCapAp   FHGrInc   GVITCVal   GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
               -----------   -------   -------   --------   -----------   ------------   -----------   ------------
0.95% ......     $   --         123       495      45,538        130          227,154       6,564          6,247
1.00% ......         --          --        --      27,777        468           94,584       1,472          8,106
1.05% ......         --          --        --       6,225         --           17,280         172            232
1.10% ......         --          42     2,371       4,025        100           53,559         906          2,716
1.15% ......         --          67       119       5,628          1           29,348         298          1,272
1.20% ......         --          54       702      28,621      4,805          119,869         949          4,082
1.25% ......         --          --        34       2,563         22           13,363         118            346
1.30% ......         --          --        --       6,878          3           33,770         976          1,283
1.35% ......         --          --       115       7,512         52           26,332         424          2,609
1.40% ......         --         407       820       4,926         --           33,710         205            950
1.45% ......         --          --        --       1,012         --            2,147          71             63
1.50% ......      1,173         127       123       2,621         --            8,864         126            422
1.55% ......         --         115     1,119       1,543         --            8,062          27            190
1.60% ......        711          70       443       1,356         --           10,132           6            939
1.65% ......        289         158       155       5,310         --           13,025         402            390
1.70% ......         --         632       648         592         --              800          --              7
1.75% ......        736          --        --       1,661         --            9,406         232            270
1.80% ......        186          --         7       1,443         --            6,260         294            511
1.85% ......         --          --         8      19,759        202          122,569       2,398          5,535
1.90% ......        221          --        --      16,647         --           78,686         851         21,719
1.95% ......      1,557          --         2       1,916          6            8,054          99             96
2.00% ......         --          19       264       6,850         17           68,809         856          5,936
2.05% ......        839          --        --       5,677         --           23,987         445          1,342
2.10% ......        645          --        --       2,006         --           10,448          67            781
2.15% ......        243          --        --         296         --           10,445         210            628
2.20% ......        772          --        --         693         --            4,307           9            186
2.25% ......         --          --        --         196         --            4,103          32            415
2.30% ......         --          --        --       1,187         --           13,072         312            154
2.35% ......         14          --        --         272         --            3,300          10             20
2.40% ......         --          --        --         447         --            1,925          --            397
2.45% ......         --          --        --       1,557         --            9,985          79            570
2.50% ......         47          --        --         423         --           10,173          15             89
2.55% ......         --          --        --         265         --              918          83            128
2.60% ......        169          --        --          70         --            1,587           8             --
2.65% ......         --          --        --         508         --            2,116           5              1
2.70% ......         --          --        --          31         --            1,133          --             19
2.75% ......         --          --        --         175         --            2,306           2              3
2.80% ......         --          --        --          --         --                9          --             --
2.85% ......         --          --        --          --         --            5,453          --             --
2.90% ......         --          --        --          75         --              568          --             --
3.00% ......         --          --        --          --         --              326          --             --
3.05% ......         --          --        --         346         --               --          --             --
3.10% ......         --          --        --          --         --              122          --             --
3.15% ......         --          --        --         161         --               47          --             --
                 ------       -----     -----     -------      -----        ---------      ------         ------
   Total ...     $7,602       1,814     7,425     214,788      5,806        1,092,113      18,723         68,654
                 ======       =====     =====     =======      =====        =========      ======         ======

               GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
               ----------   ----------   ----------   ----------   -----------   ----------   -----------   ----------
0.95% ......    $209,973        --         3,369          --          8,484        3,604         5,581          --
1.00% ......      88,958        --           814          --          7,471        1,966         2,398          --
1.05% ......      21,083        --           530          --            521          135         1,097          --
1.10% ......      42,123        --           882          --          2,288          914         1,586          --
1.15% ......      22,109        --           640          --          1,965          318           764          --
1.20% ......     170,399        --         1,944          --          4,466        2,328         4,075          --
1.25% ......       9,093        --           269           6            624          208           379           1
1.30% ......      35,419       135           313           1            682          316           474         245
1.35% ......      29,951        --           143          --            461          146            90          --
1.40% ......      20,083        --           542          --          1,289          173           462          --
1.45% ......       2,873        --            21          --            171           98           131          --
1.50% ......       6,802        --            12          --          1,185          154            66          --
1.55% ......       6,358        --            96          --            696          171           145          --
1.60% ......       6,532        --           924          --          1,785          109           456          --
1.65% ......       7,008        --           293          --          1,847           30           522          --
1.70% ......         993        --           130          --             52           20            58          --
1.75% ......       6,747        --           171          --          2,171           42           556          --
1.80% ......       5,569        --           168          --            298          103           100          --

Continued

               GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
               ----------   ----------   ----------   ----------   -----------   ----------   -----------   ----------
1.85% ......    118,048         --          1,250         --          5,656         3,406        2,757          --
1.90% ......     39,729         --            210         --         16,184         1,224          973          --
1.95% ......      6,271         --             89         --            838           244          238          --
2.00% ......     40,839         --            382         --          6,019         1,605        1,120          --
2.05% ......     15,483         --            167         --          1,300           341          699          --
2.10% ......      6,188         --             76         --            634           136          135          --
2.15% ......      8,946         --             32         --            494           189          167          --
2.20% ......      5,590         --             52         --            279           153          160          --
2.25% ......      1,258         --             43         --            386            24           56          --
2.30% ......      9,937         --             28         --            348           240          109          --
2.35% ......      2,021         --             12         --            404            --            6          --
2.40% ......        700         --            399         --            397             4          312          --
2.45% ......      6,107         --            283         --          1,362            85          222          --
2.50% ......      4,220         --            344         --            328             2          288          --
2.55% ......        875         --             13         --             41             9           57          --
2.60% ......      1,118         --             20         --            269            --          103          --
2.65% ......        939         --             33         --             68             1           30          --
2.70% ......         64         --             43         --             70            --           90          --
2.75% ......        720         --             --         --             --            --           91          --
2.80% ......         --         --             --         --             --            --           23          --
2.85% ......         --         --              1         --             31            --            1          --
2.90% ......        264         --              1         --             --            --           43          --
2.95% ......        162         --             --         --             --            --           --          --
3.00% ......          6         --             --         --             --            --            2          --
3.05% ......         --         --             17         --             18            --           --          --
3.10% ......         --         --             --         --              6            --           --          --
                --------       ---         ------        ----        ------        ------       ------         ---
   Total ...    $961,558       135         14,756          7         71,588        18,498       26,622         246
                ========       ===         ======        ====        ======        ======       ======         ===

               GVITGlUtl3   GVITGvtBd   GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
               ----------   ---------   ----------   ----------   ---------   ---------   ---------   ------------
0.95% ......     $1,871     1,493,289         --       175,734      11,760      71,609     159,481       49,820
1.00% ......        510       724,886         --        98,378       3,286      26,555      40,018        7,674
1.05% ......        124       155,590         --        19,925         512       4,340       7,207        1,438
1.10% ......        143       275,769         --        11,243       4,200      24,289      56,532       19,767
1.15% ......        513       135,987         --         4,994       4,752      22,588      40,794       32,962
1.20% ......      1,000       645,042         --        30,374       9,144      53,598      95,852       27,952
1.25% ......        100        60,494         --         3,622      10,664      11,336      21,046       12,854
1.30% ......         37       177,903         --        20,419       2,376      17,461      20,011        6,308
1.35% ......        122       142,768         --         3,402       2,649      17,897      31,211       13,014
1.40% ......        285       126,249         --         2,892       5,695      12,719      59,229       38,679
1.45% ......          3         9,344         --           839           8           4       1,782        1,105
1.50% ......         20        46,011     33,418         1,472       2,779      11,365      25,005       17,837
1.55% ......         43        39,457         --         1,039       1,144       4,473      18,105       12,257
1.60% ......        477        45,691      5,478           896       7,034      17,520      32,176       19,852
1.65% ......         48        44,090     33,512         1,916       6,829       7,284      21,984       15,501
1.70% ......         --        12,687         --            88          23       3,580       4,376        3,668
1.75% ......          6        31,281      4,863         1,410       1,927      13,542      25,640       13,780
1.80% ......         58        20,965      3,246           405       3,323       3,851       7,829        4,880
1.85% ......      1,305       777,493         --        29,488       7,802      70,269     115,272       31,740
1.90% ......        136       287,047      4,414        12,278         963      25,447      33,721        9,228
1.95% ......        219        39,589     20,123           676       6,467       8,585      17,325       12,304
2.00% ......        278       410,774      1,082         4,357       8,586      39,705      58,556       17,217
2.05% ......        205       111,502     10,731         1,730       9,858      34,308      26,539       20,673
2.10% ......         45        57,178     22,491         1,091       3,715      17,566      20,502       12,223
2.15% ......         89        35,807        674         1,343       1,348       3,814      12,996        4,880
2.20% ......        168        30,486     10,297           359       3,077       5,962      23,125       11,972
2.25% ......         --        35,879         --           311         726       1,032       4,346        1,920
2.30% ......         22        51,497         23         1,890       2,768      15,375      26,944       14,858
2.35% ......          6         7,764        402            82          10         102       1,816        2,678
2.40% ......         49        12,906         --            21         144       3,622       4,225        2,254
2.45% ......         11        45,917      1,405         1,255       1,702       1,937       9,565        6,164
2.50% ......        500        22,651      5,760           352       1,959       3,785      18,371        2,680
2.55% ......         68         8,952         --            63         550         307       1,183          767
2.60% ......         19         7,849      3,519           314       3,207       1,071       5,478        2,818
2.65% ......         --         2,041         --           282         229         164       3,211        3,065
2.70% ......        106         4,787         --           237         432         143       1,151          885
2.75% ......         --         9,218         --            25          12          63         894        1,059
2.80% ......         --             9         --             4           7          --          13           11

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued

               GVITGlUtl3   GVITGvtBd   GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
               ----------   ---------   ----------   ----------   ---------   ---------   ---------   ------------
2.85% ......         31        8,780           --          --          217         224        2,205       2,867
2.90% ......         --        1,016           --          93            9           8          220           9
2.95% ......         --            2           --           1           --          --           --         110
3.00% ......          7        1,449           --          --           --          --          120         422
3.05% ......         --          210           --          --           --       1,937           --          --
3.10% ......         --          393           --          --           13          18           42         118
3.30% ......         --           --           --          --           --          --           --          34
                 ------     ---------     -------     -------      -------     -------    ---------     -------
   Total ...     $8,624     6,158,699     161,438     435,300      131,906     559,455    1,056,098     462,304
                 ======     =========     =======     =======      =======     =======    =========     =======

               GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal   GVITSMdCpGr   GVITMyMkt   GVITNWFund   GVITNWFund2
               ------------   ----------   -----------   ---------   -----------   ---------   ----------   -----------
0.95% ......     $ 77,059       1,392         1,756       189,887       97,066     1,342,791     757,336          --
1.00% ......       30,740         263           261        90,790       44,635       576,725     434,895          --
1.05% ......        4,609         157           121        18,685        6,337       122,882      69,709          --
1.10% ......       34,160         116         1,055        30,496       15,354       200,902      76,093          --
1.15% ......       27,057         176           516        16,518        7,954        96,998      28,969          --
1.20% ......       51,601         505         1,766        84,123       63,737     1,210,037     116,802          --
1.25% ......        6,472          49           236         8,925        5,409        56,145      17,700          --
1.30% ......       12,500         681            11        23,722       20,867       203,559      54,900          --
1.35% ......       17,572         151           431        16,130        7,325       170,152      23,200          --
1.40% ......       27,644         103           600        20,777        8,289       114,679      23,267          --
1.45% ......          226          19            --         1,258        1,523         7,534       5,814          --
1.50% ......       22,051          50           169         4,711        5,117        81,652      12,097       2,280
1.55% ......        7,033          33            12         5,717        1,701        20,076       3,807          --
1.60% ......       23,151          --           439         3,109        3,692        47,440       7,070         995
1.65% ......       11,055          27           114         4,549        2,095        47,662       8,380       1,754
1.70% ......        4,117          --            --           419          247         7,683       1,629          --
1.75% ......       20,949          --             8         6,093        1,512        40,522       3,142         485
1.80% ......       14,874          60           100         2,472        2,499        20,449       1,601         344
1.85% ......       72,942       1,254         1,708        86,611       53,208       760,223     187,365          --
1.90% ......       22,288          35            41        45,652       34,978       390,903     102,664         132
1.95% ......       15,460          --            52         4,917        3,106        61,923      11,892         618
2.00% ......       38,747         302         1,098        43,399       20,657       363,372      58,292          --
2.05% ......       29,787         518           765         9,587        6,696       124,829      12,644         678
2.10% ......       14,602          24            56         5,156        3,398        52,150      11,372       1,544
2.15% ......        6,487          38           104         4,282        2,462        53,208       9,760          --
2.20% ......        8,054          --            71         3,109          442        28,754       2,890       1,131
2.25% ......        2,722           8            18         1,466        1,041        19,097       2,758          --
2.30% ......        6,783         112            45         6,593        3,701        49,805       8,097          --
2.35% ......          847          48             5         1,115        1,394        16,140       1,948          --
2.40% ......        1,025          --            --         2,008          756        14,003       1,565          --
2.45% ......        3,337          --            --         5,414        2,784        34,135       3,363          45
2.50% ......        6,087          --            14         1,671        1,763         9,183       1,657       2,106
2.55% ......          297           4            --           285          394         5,176         960          --
2.60% ......        6,789          --            --         2,628          981         6,845       1,247          65
2.65% ......          774          --            --           706          335         5,624       1,104          --
2.70% ......        2,398          --            --           383          583           979         209          --
2.75% ......          444          --            --         2,850          276         2,673         378          --
2.80% ......            6          --            --            23           10            36          22          --
2.85% ......        1,449          --            --         6,644          347            11         120          --
2.90% ......            8          --            --            --           20            38         362          --
2.95% ......           --          --            --            --           --             2          23          --
3.00% ......          131          --            --           458           --             4           6          --
3.05% ......           --          --            --            17           --            --          --          --
3.10% ......           17          --            --           136            8            --          --          --
                 --------       -----        ------       -------      -------     ---------   ---------      ------
   Total ...     $634,351       6,125        11,572       763,491      434,699     6,367,001   2,067,109      12,177
                 ========       =====        ======       =======      =======     =========   =========      ======

               GVITLead   GVITLead3   GVITNStrVal   GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
               --------   ---------   -----------   -----------   ------------   ------------   -------------   ----------
0.95% ......      $--        5,037       23,968       80,591           --           437,303          --          348,875
1.00% ......       --        3,811       11,404       29,510           --           148,169          --          152,237
1.05% ......       --          374        3,362        4,943           --            30,062          --           25,310
1.10% ......       --        1,053          189       23,870           --            75,247          --           48,086
1.15% ......       --          463           56       11,604           --            34,155          --           26,687
1.20% ......       --        5,829        5,602       54,692           --           188,177          --          162,897
1.25% ......        5          731          684        5,513           --            17,502          --           14,492
1.30% ......       13          533        1,833       14,899           --            54,354          --           42,819

Continued

               GVITLead   GVITLead3   GVITNStrVal   GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
               --------   ---------   -----------   -----------   ------------   ------------   -------------   ----------
1.35% ......      --          593          284         13,125            --          42,999            --           26,565
1.40% ......      --          673          268         15,961            --          40,271            --           30,056
1.45% ......      --          197           88          1,558            --           4,509            --            3,460
1.50% ......      --          593          540          4,105         1,677          14,031         1,527           12,946
1.55% ......      --          245           --          3,613            --           7,854            --            6,735
1.60% ......      --          382            8          5,847            92          15,832           336            8,603
1.65% ......      --          195          190          7,044         1,046          14,851         1,985           20,564
1.70% ......      --           14           --          1,687            --           1,738            --              842
1.75% ......      --           52           --          3,273           196           9,797           178            5,963
1.80% ......      --           75           37          2,766           147           6,806           185            8,491
1.85% ......      --        4,346        1,504         67,781            --         178,373            --          140,049
1.90% ......      --        3,187        2,219         34,379           122          92,902           322           71,301
1.95% ......      --          839          874          3,954         1,313           7,347         1,276            5,836
2.00% ......      --        2,048          134         23,618            --          93,381            40           47,154
2.05% ......      --        1,756           --         10,430         1,176          25,859         1,507           20,979
2.10% ......      --        1,643          227          3,313         1,344          15,838         1,490           10,844
2.15% ......      --          111           --          6,427            55          16,681            99            7,290
2.20% ......      --          229           --          1,600           184           7,486           938            3,653
2.25% ......      --           39           --          1,150            --           5,896            --            3,236
2.30% ......      --           10          212          5,406            --          16,889            35           16,827
2.35% ......      --           --           17            888           180           4,080           206            1,890
2.40% ......      --           64           --            674            --           2,671            --            3,361
2.45% ......      --          147           --          4,118            28          11,878            --            7,153
2.50% ......      --          573           --          2,466            --           9,436            --            5,047
2.55% ......      --           --           10            827            --           1,751            --              870
2.60% ......      --            8           --            409           114           2,310           126            1,766
2.65% ......      --           23           --            263            --           2,425            --              674
2.70% ......      --            8           --            263            --             950            --              585
2.75% ......      --           78           --             31            --             955            --            1,673
2.80% ......      --           --           --             49            --              23            --               --
2.85% ......      --           --           --             54            --             616            --            2,886
2.90% ......      --           78           --             --            --             253            --               43
2.95% ......      --           --           --             --            --              --            --               47
3.00% ......      --           --           --              3            --               5            --              277
3.10% ......      --           --           --              7            --              10            --               61
3.15% ......      --           --           --             --            --              --            --               47
3.30% ......      --           --           --             --            --               3            --               --
                 ---       ------       ------        -------         -----       ---------        ------        ---------
   Total         $18       36,037       53,710        452,711         7,674       1,641,675        10,250        1,299,177
                 ===       ======       ======        =======         =====       =========        ======        =========

               GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro   GVITUSGro3   GVITVKMultiSec   GVITWLead   GVITWLead3
               -----------   -----------   ------------   ---------   ----------   --------------   ---------   ----------
0.95% ......     $   --         2,628         2,092          --          9,576        246,583         40,922       336
1.00% ......         --           791           817          --          5,229        109,723         18,028        73
1.05% ......         --             9           955          --          1,008         25,450          4,593        23
1.10% ......         --           403           194          --          2,328         29,850          2,358        23
1.15% ......         --           376            12          --          1,531         16,916          1,595        45
1.20% ......         --           990           648          --          5,454        130,372         16,354       126
1.25% ......         --            85            23          --            296         10,639          1,440        56
1.30% ......         --            91            80           5          1,858         29,771          8,351        59
1.35% ......         --           258           330          --          1,107         22,231          2,066        70
1.40% ......         --            77            43          --          1,459         17,355            968        18
1.45% ......         --           113             1          --            405          2,062             75        --
1.50% ......      2,613            11           126          --            550         10,382            539        --
1.55% ......         --            --            --          --            968          2,871            220         2
1.60% ......      2,310            --           123          --            758          6,354            368        27
1.65% ......        598             6           321          --            492         11,183            685        13
1.70% ......         --            --            --          --            512          2,024             87        --
1.75% ......        962            --            --          --          3,559          7,914            665        --
1.80% ......      1,346            --            --          --            153          3,683            924         3
1.85% ......         --         1,086         1,436          --          3,943        135,004         13,188       119
1.90% ......        941           348           255          --          8,657         51,190          4,214        71
1.95% ......      2,006           346             8          --            348         13,165            459        --
2.00% ......        794           730           201          --          3,774         41,582          3,594       129
2.05% ......      1,976           140            49          --            426         21,686          1,957        14
2.10% ......      1,674            55            24          --            423          8,625            691         8
2.15% ......         --            39             7          --            520          8,021            212        10
2.20% ......      2,095            --            --          --            112          6,441            480         6
2.25% ......         --            --            --          --            243          2,892             63        --
2.30% ......         --            99            60          --            106          9,142            947        --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued

               GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro   GVITUSGro3   GVITVKMultiSec   GVITWLead   GVITWLead3
               -----------   -----------   ------------   ---------   ----------   --------------   ---------   ----------
2.35% ......          --           --            --          --             32          1,183            205         10
2.40% ......          --           --            --          --            152          1,279            101          2
2.45% ......         562           13             8          --          2,066          4,660          1,697        202
2.50% ......         355          112            --          --            535          4,849            513         --
2.55% ......          --           --            --          --             18            102            118         --
2.60% ......         480           --            --          --            305          2,566            641         --
2.65% ......          --           --            --          --             13            310             15         --
2.70% ......          --           --            --          --             58             19              4         --
2.75% ......          --           --            --          --            174            500          1,512        402
2.80% ......          --            2            --          --             --             --              7         --
2.85% ......          --           --            --          --              3             74          3,380        597
2.90% ......          --           --            --          --             67             --             --         --
2.95% ......          --           --            --          --             --             --             58         --
3.00% ......          --           --            --          --              2             --            246         17
3.05% ......          --           --            --          --             --            250             --         --
3.10% ......          --           --            --          --             --             --             17          5
                 -------        -----         -----         ----        ------        -------        -------      -----
   Total ...     $18,712        8,808         7,813           5         59,220        998,903        134,557      2,466
                 =======        =====         =====         =====       ======        =======        =======      =====

                JanCapAp     JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgLgCap   MFSMidCapGrS   MFSNewDiscS
               -----------   -----------   ---------   -----------   ---------   -----------   ------------   -----------
0.95% ......   $  238,842       12,319       58,509       35,208      121,620         8               --            --
1.00% ......      107,663        5,522       32,287       10,628       59,174         1               --            --
1.05% ......       16,856          893        4,240        3,925        6,927         1               --            --
1.10% ......       40,761        3,167        7,210       13,096       19,128        --               --            --
1.15% ......       20,437        1,486        3,794        5,565        9,558        --               --            --
1.20% ......      184,398        8,338       41,731       30,273      101,593        44               --            --
1.25% ......       17,743        2,356        5,276        4,757        7,667        --               --            --
1.30% ......       57,557        2,077       11,619        5,427       27,052        --               --            --
1.35% ......       25,947        2,460        3,973        6,806        8,090        --               --            --
1.40% ......       23,589        3,383        3,634        5,825        7,124        --               --            --
1.45% ......        3,530          289        1,041        1,348        1,480        --               --            --
1.50% ......       17,241          675        3,947        2,801        9,190        --            3,300         1,067
1.55% ......        5,214          328          466        1,148        1,520        --               --            --
1.60% ......        9,340          440          591        3,291        1,419        --              961           217
1.65% ......       15,332        2,227        2,877        3,209        3,852        --            2,698         1,171
1.70% ......        2,394           28          197          159          902        --               --            --
1.75% ......        5,273          177          263        2,367        1,032        37              727           307
1.80% ......        5,610          458          710          720        3,244        --              941           194
1.85% ......      258,134       14,501       66,596       30,412      125,803        --               --            --
1.90% ......      165,135        7,160       44,976       15,572       87,330         3              626           390
1.95% ......       19,015          612        6,057        1,058       11,518        --            2,169         1,592
2.00% ......       66,621        5,786       12,900        8,775       25,368        --              738            --
2.05% ......       21,720        2,198        5,580        5,618        9,598         2            2,167           289
2.10% ......       20,384        1,505        4,691        3,365        8,433        --            2,116           790
2.15% ......       13,026        2,339        2,121        5,662        5,446        --               78             7
2.20% ......        3,468          369          490          575        2,236        --              954         1,088
2.25% ......        3,842          654          521          886        2,474        --               --            --
2.30% ......       15,862        3,937        2,671        2,148        5,777        --               --            --
2.35% ......        4,596           84        1,090        1,222        1,416        --               10             6
2.40% ......        6,709            9          897          577        1,816        --               --            --
2.45% ......        6,144          449        1,088        1,415        3,544        --              268            16
2.50% ......        3,573          292        1,043        1,250        1,618        --              536           547
2.55% ......        1,310           59          367          190          784        --               --            --
2.60% ......        1,876           30          154           31          187        --              684             9
2.65% ......          340           --          116            3          198        --               --            --
2.70% ......          541           60           19           40          199        --               --            --
2.75% ......           54           46            6            3           38        --               --            --
2.80% ......           19           --            5           --            9        --               --            --
2.85% ......          248            3           --            3            2        --               --            --
2.90% ......            4           --            1           --            2        --               --            --
2.95% ......          289           --           --           13           28        --               --            --
3.05% ......          403           --           --           --           --        --               --            --
3.15% ......          102           --           --           --           --        --               --            --
               ----------       ------      -------      -------      -------      ------         ------         -----
   Total ...   $1,411,142       86,716      333,754      215,371      684,396        96           18,973         7,690
               ==========       ======      =======      =======      =======      ======         ======         =====

               MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTLMat   NBAMTMCGr   NBAMTPart   OppAggGro
               -------   ---------   ----------   ----------   ---------   ---------   ---------   ---------
0.95% ......   $    --        --          --       137,158         481      191,940     167,592     242,563
1.00% ......        --        --          --        64,308         464       97,473      98,054     124,909
1.05% ......        --        --          --        15,829          96       17,287      18,095      20,498
1.10% ......        --        --          --        17,950          61       33,175      11,951      45,794
1.15% ......        --        --          --        11,144          21       16,954       4,734      15,330
1.20% ......        --        --          --        56,855       1,160      108,447      56,264     101,114
1.25% ......        --        --          --         6,774          43       11,185       3,356      16,314
1.30% ......        --        --          --        23,176          72       33,473      10,871      43,992
1.35% ......        --        --          --        16,189         833       16,096       8,666      15,372
1.40% ......        --        --          --        11,924         193       20,097       6,535      16,269
1.45% ......        --        --          --         2,192          23        2,067         314       3,198
1.50% ......     2,084     1,470         400         5,232          --        7,857       1,964       8,973
1.55% ......        --        --          --         2,913          --        2,044         794       3,069
1.60% ......       864       288          --         6,549           1        7,818       2,446       4,070
1.65% ......     3,049       337         244         4,590         256        9,996       3,653      10,717
1.70% ......        --        --          --            37          --        1,723          68       1,390
1.75% ......     1,424       313         291         3,874          45        4,020         995       1,454
1.80% ......        31        23          --         2,180           3        3,014         945       3,397
1.85% ......        --        --          --        58,056         507      117,610      40,337     120,645
1.90% ......       523        13          --        25,871         165       89,705      27,161      85,671
1.95% ......     1,880       861          88         2,646          92        5,972       1,596       8,234
2.00% ......       332       137          --        29,193          75       44,489      18,728      32,883
2.05% ......     2,107     1,463         420        12,625          82       12,879       7,336      10,316
2.10% ......     1,107       361         515         4,586           6        7,756       3,304       9,555
2.15% ......       424        62         179         5,207          41        7,323       1,902       9,001
2.20% ......     1,470       640         254         1,412          --        3,827         970       2,081
2.25% ......        --        --          --         1,186          --        1,660         626       2,229
2.30% ......        --        --          --         7,744          30        9,915       1,079       7,541
2.35% ......       255        --         320         1,229           8        1,981         142       1,875
2.40% ......        --        --          --         1,397          --        1,563          67       2,560
2.45% ......       297       233          --         5,937          --        3,235         967       2,974
2.50% ......        45       204          --         4,071          34        3,371       1,679       2,309
2.55% ......        --        --          --           397          37          887         111         858
2.60% ......       207        20          58           538          47          749          94         208
2.65% ......        --        --          --           311          --        1,003         159       1,029
2.70% ......        --        --          --            24          --          160          16         194
2.75% ......        --        --          --           278          --          418          --         283
2.80% ......        --        --          --            --          --            8          10           1
2.85% ......        --        --          --             4          --            4          --           1
2.95% ......        --        --          --            --          --           --          --          43
3.05% ......        --        --          --            --          --           --          --          28
3.10% ......        --        --          --            --          --            2          --           2
3.15% ......        --        --          --            --          --           --          --         246
               -------     -----       -----       -------       -----      -------     -------     -------
   Total ...   $16,099     6,425       2,769       551,586       4,876      899,183     503,581     979,190
               =======     =====       =====       =======       =====      =======     =======     =======

               OppCapAp   OppCapApS   OppGlSec3   OppGlSec   OppGlSecS   OppMSFund   OppMSFundS   OppStratBdS
               --------   ---------   ---------   --------   ---------   ---------   ----------   -----------
0.95% ......   $510,620        --       5,410     202,978         --      398,701          --           --
1.00% ......    229,749        --       1,956      56,695         --      199,594          --           --
1.05% ......     35,495        --         134       8,733         --       35,771          --           --
1.10% ......    118,294        --       1,938      60,741         --       69,621          --           --
1.15% ......     61,856        --       1,025      37,404         --       36,657          --           --
1.20% ......    239,204        --       4,929     222,863         --      210,606          --           --
1.25% ......     31,319        --         474      13,988         --       26,065          --           --
1.30% ......     77,971        --         500      34,011         --       64,234          --           --
1.35% ......     60,644        --       1,114      41,677         --       43,768          --           --
1.40% ......     57,347        --       1,467      44,024         --       41,928          --           --
1.45% ......      8,928        --          73       4,417         --        5,704          --           --
1.50% ......     26,511     7,306         765      11,509      6,040       22,741       7,840        3,000
1.55% ......     14,250        --         259       8,053         --        9,558          --           --
1.60% ......     20,196     2,964         916      13,783      4,982       13,646       2,241        2,307
1.65% ......     33,930     3,678         733      25,335      4,491       23,675      12,002        3,813
1.70% ......      3,850        --          48         849         --        1,780          --           --
1.75% ......     12,407     2,010         582      11,063      3,430        7,784       2,791        1,097
1.80% ......     13,681     3,098         471      12,323      3,186       12,486         809          560
1.85% ......    243,939        --       3,797     142,193         --      268,218          --           --
1.90% ......    140,140       842       1,352      55,134      1,680      162,157         738          522
1.95% ......     11,672     4,809         311       7,372      6,072       14,792       2,629        3,254
2.00% ......    113,997       157       1,687      73,350        220       96,811         628           --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued

                OppCapAp    OppCapApS   OppGlSec3   OppGlSec    OppGlSecS   OppMSFund   OppMSFundS   OppStratBdS
               ----------   ---------   ---------   ---------   ---------   ---------   ----------   -----------
2.05% ......       43,673     3,917       1,206        26,165     6,362        36,389      3,300        1,443
2.10% ......       17,414     3,621         617         9,888     5,184        15,294      5,474        1,561
2.15% ......       30,320       423         204        11,924       296        10,146        216          409
2.20% ......        9,635     1,905         329         5,016     5,173         7,156      3,496        1,808
2.25% ......        6,749        --          41         3,602        --         9,437         --           --
2.30% ......       28,549        --         339         9,197        23        18,897         --           --
2.35% ......        4,492        14          36         3,641       250         3,125         72          503
2.40% ......        2,716        --          23         3,045        --         3,483         --           --
2.45% ......       15,100       106          80         5,722       663        10,320        180          232
2.50% ......       10,255     1,832         139         7,756       440         4,655         45           55
2.55% ......        1,412        --          58           624        --         1,797         --           --
2.60% ......        1,839       869         102           657       778         1,871        503          403
2.65% ......        2,438        --          11           488        --         1,662         --           --
2.70% ......          871        --           2           420        --           840         --           --
2.75% ......          210        --          --           117        --           262         --           --
2.80% ......           38        --          --            --        --           108         --           --
2.85% ......          604        --           7           342        --           383         --           --
2.90% ......          439        --          21           267        --            41         --           --
2.95% ......          101        --          --             3        --           143         --           --
3.00% ......          196        --          --           172        --            --         --           --
3.05% ......           --        --          --            --        --           605         --           --
3.10% ......          479        --           1            15        --             8         --           --
3.15% ......           43        --          --            43        --            --         --           --
3.30% ......           --        --          --             4        --            --         --           --
               ----------    ------      ------     ---------    ------     ---------     ------       ------
   Total ...   $2,243,573    37,551      33,157     1,177,603    49,270     1,892,919     42,964       20,967
               ==========    ======      ======     =========    ======     =========     ======       ======

                StOpp2    VEWrldEMkt   VEWrldHAs   VKCom2   VKEmGr2   VKCorPlus2   VKEmMkt   VKMidCapG
               --------   ----------   ---------   ------   -------   ----------   -------   ---------
0.95% ......   $159,595     55,276       26,725        --       --        --       76,720      9,010
1.00% ......     41,413     25,113       12,273        --       --        --       24,279      2,561
1.05% ......      6,936      5,001        2,721        --       --        --        4,961        148
1.10% ......     54,309      3,418        2,116        --       --        --        7,022      2,133
1.15% ......     33,386      1,481        1,511        --       --        --        5,593      1,870
1.20% ......    152,663    119,201       12,941        --       --        --       45,211     15,526
1.25% ......     16,618      2,424          394        --       --        --        3,570      1,199
1.30% ......     29,391      5,592        1,536        --       --        --        5,358      1,309
1.35% ......     36,714      3,638        2,099        --       --        --        2,668      4,504
1.40% ......     32,597      2,964        2,825        --       --        --        6,085      1,747
1.45% ......      2,213        592          412        --       --        --          721        268
1.50% ......     15,339      1,507          490     8,243    1,722        --        1,427      3,493
1.55% ......      5,545        487          509        --       --        --          602        229
1.60% ......     14,798        529          436     5,805    1,174         1        5,014        455
1.65% ......     21,055      2,030          383     8,730    1,328       145        2,200      6,715
1.70% ......      2,259         12           79        --       --        --          337         70
1.75% ......     10,833         46           51     2,583      640        --        4,004      1,250
1.80% ......     12,514        783          209     2,240    1,030        --          592      1,797
1.85% ......    104,465     22,131       14,018        --       --        --       45,424      9,175
1.90% ......     53,178     10,096        5,449     2,132      424         2       11,369      4,791
1.95% ......      5,377        849          578    11,444    2,339        --        1,477        404
2.00% ......     72,869      6,356        3,981        66      227        --       12,800      3,226
2.05% ......     25,008      2,260          782     8,303    1,238         2        7,068      1,548
2.10% ......      8,958      1,659          560    10,119    1,693        --        2,716        895
2.15% ......     10,243        828          540     1,315      124        --        1,488        271
2.20% ......      6,144        939          592     8,792    1,894        --        2,037      1,542
2.25% ......      5,852        470          314        --       --        --          691         61
2.30% ......      9,035        751          276        11       11        --        2,592      1,215
2.35% ......      1,070        520          251       472       94        --          731         11
2.40% ......      3,758        142           57        --       --        --          182        128
2.45% ......      7,355        812          486     1,073      182        --        2,123         48
2.50% ......      4,538        225          453       886      131        --        1,611        208
2.55% ......        460         88           76        --       --        --          108        137
2.60% ......      1,096         96          343     2,305       61        --          519          5
2.65% ......      1,327         63           --        --       --        --          281         --
2.70% ......        480         --           --        --       --        --           73          3
2.75% ......        104          8            8        --       --        --           73         --
2.85% ......        476          2          151        --       --        --          277         --

Continued

                StOpp2    VEWrldEMkt   VEWrldHAs   VKCom2   VKEmGr2   VKCorPlus2   VKEmMkt   VKMidCapG
               --------   ----------   ---------   ------   -------   ----------   -------   ---------
2.90% ......        338         --          --         --       --        --            27        --
2.95% ......        191         --          --         --       --        --            --        --
3.00% ......        173         --          10         --       --        --            --        --
3.05% ......        763         --          --         --       --        --            --        --
3.10% ......          8         --          --         --       --        --            --        --
3.15% ......        248         --          --         --       --        --            --        --
               --------    -------      ------     ------   ------       ---       -------    ------
   Total ...   $971,692    278,389      96,635     74,519   14,312       150       290,031    77,952
               ========    =======      ======     ======   ======       ===       =======    ======

               VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat    WRBal     WRBnd     WRCoreEq
               -----------   ----------   ---------   ----------   ---------   -------   -------   ---------
0.95% ......    $242,952        2,522          --          384       67,932     60,860    92,343     146,413
1.00% ......      82,114        2,071          --          299        1,781      1,320     2,352       2,557
1.05% ......      15,109          199          --           --          942      1,233     2,980       3,411
1.10% ......      35,119        6,051          --          175       73,985     44,956    84,957     159,441
1.15% ......      21,867        2,196          --          643       28,283     19,866    27,563      43,446
1.20% ......     114,739       16,316       5,293        2,418        2,545      1,290     2,764       3,849
1.25% ......       9,358        2,105          31           79        4,897      4,534     9,948      13,547
1.30% ......      22,976          278          --           24          682        356     1,173         181
1.35% ......      19,491           68          --           --        3,695      1,299     2,855       4,569
1.40% ......      23,509          286          --          123       28,955     17,370    26,679      45,265
1.45% ......       2,601           --          --           --        6,734      1,684     3,344       6,186
1.50% ......      10,821          661         367          114        3,689      1,464     7,639       5,807
1.55% ......       4,748          326          --            9       20,999      3,594     8,967      22,796
1.60% ......      12,624          769          --          219       11,083      6,677    13,155      31,814
1.65% ......      13,928          289          90          130        1,495        338     1,384       1,925
1.70% ......       1,738           --          --           --          557          1     2,084         831
1.75% ......       8,699           --          --           --          170        309        43         344
1.80% ......       6,866           --          --           --          282        130       460         889
1.85% ......     122,105        4,785          --          418      125,666     95,067   183,428     328,416
1.90% ......      36,982       37,541          --        1,796        6,930      8,376     9,748      27,546
1.95% ......       9,858           --          --           --        5,216      1,528     6,455       8,420
2.00% ......      53,325       14,221          --        2,212      104,749     77,290   128,361     216,686
2.05% ......      20,302        2,126          --          462       35,863     21,907    36,542      73,899
2.10% ......      12,793          409          --           --        6,689      2,574     5,483       9,595
2.15% ......       5,403        1,243          --           43        6,327      6,347    12,249      17,414
2.20% ......       6,781        3,199          --           --          861        989     2,570       2,160
2.25% ......       2,250          183          --           --        3,062      3,448     3,777      11,556
2.30% ......      14,560          625          --           --       17,108      7,621    15,001      38,105
2.35% ......       2,551           74          --           --        2,511      2,068     2,591       7,654
2.40% ......         999           --          --           --        4,407      3,749     7,603      14,703
2.45% ......      12,459          287          --           55        9,743      5,860     9,881      23,069
2.50% ......       6,736        2,008          --          180        4,438      2,610     3,757       6,351
2.55% ......       1,291           --          --           --          659        149       712       2,517
2.60% ......       3,392        1,491          --           --          690          6         8         292
2.65% ......       2,242           --          --           --           33        276       365         347
2.70% ......       1,249           --          --           --        1,722        521     2,622       2,284
2.75% ......       2,764           --          --           --          174        163       772       1,092
2.80% ......          --           --          --           --           --         --       387          --
2.85% ......       6,874           --          --           --        2,057        689        --       1,207
2.90% ......         689           --          --           --          444         --     1,316          22
2.95% ......         156           --          --           --           13         --        15          14
3.00% ......         553           --          --           --           --         --        --          --
3.05% ......         497           --          --           --           --         --        --          --
3.10% ......         154           --          --           --           --         --        --          --
3.15% ......         222           --          --           --           --         --        --          --
3.30% ......           4           --          --           --           --         --        --          --
                --------      -------       -----        -----      -------    -------   -------   ---------
   Total ...    $976,450      102,329       5,781        9,783      598,068    408,519   724,333   1,286,620
                ========      =======       =====        =====      =======    =======   =======   =========

               WRGrowth   WRHiInc   WRIntl   WRLTBond   WRMMkt   WRSciTech   WRSmCap   WRValue
               --------   -------   ------   --------   ------   ---------   -------   -------
0.95% ......   $150,825   46,551    20,025    24,043    18,072    42,036     57,392     43,727
1.00% ......      3,209      515       132       850       654       165        313         --
1.05% ......      4,062    1,864       532       623       620     1,047      1,179        387
1.10% ......    163,990   54,303    24,047    27,759    31,072    46,550     64,098     64,160
1.15% ......     45,853   18,667     8,181    10,937    11,819    13,052     20,176     19,203
1.20% ......      4,407      913       687       276     2,470     1,620      1,961      1,284
1.25% ......     14,112    6,576     2,379     2,564     4,017     1,988      5,246      4,525
1.30% ......        253      493       149     1,299       228        52        148        291

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued

                WRGrowth    WRHiInc   WRIntl    WRLTBond   WRMMkt    WRSciTech   WRSmCap   WRValue
               ----------   -------   -------   --------   -------   ---------   -------   --------
1.35% ......        4,539       990       861        812       660      1,234      2,236     2,408
1.40% ......       50,029    15,556     9,225     10,563    20,767     16,074     21,866    18,937
1.45% ......        9,001     2,800     1,827      4,694     5,377      1,526      3,758     6,909
1.50% ......        7,668     1,542     1,097      2,445       686      1,454      3,142     2,599
1.55% ......       28,000     5,652     2,729      3,275     4,499     10,011      7,872    10,919
1.60% ......       33,991     7,422    14,093     10,256     9,516     16,621     24,761    16,585
1.65% ......        2,814       655       483        691       313        692      1,154     1,063
1.70% ......        1,217        52       229        402       432        378        558       171
1.75% ......        1,058        17        21          8        91        217        133       225
1.80% ......          644       230       153        204       726        325        383       246
1.85% ......      353,231    64,565    60,229     53,622    54,372     88,207    155,345    71,500
1.90% ......       29,231     5,127     4,702      7,616     9,429      6,538     10,371       712
1.95% ......        7,288     1,929     2,089      2,182     4,169      2,421      3,978     1,775
2.00% ......      216,891    52,456    41,509     30,132    36,533     69,863    112,075    72,162
2.05% ......       72,416    23,353    17,359      8,809    14,187     23,909     37,590    27,791
2.10% ......       10,207     2,867     1,594      2,070     4,621      2,159      3,789     3,812
2.15% ......       20,285     5,367     3,193      3,002     3,793      3,617      6,800     4,053
2.20% ......        2,692     1,231       372        415     4,735        132        780       990
2.25% ......       12,063     2,384     3,102      1,554     5,361      1,828      5,693     3,169
2.30% ......       34,330     8,396     4,022      6,812    10,851     10,747     14,880    11,916
2.35% ......        6,400     1,788     1,255        826     3,085      1,282      2,638     1,756
2.40% ......       12,540     6,085     2,641        510     2,349      4,775      4,626     6,894
2.45% ......       23,884     5,838     4,553      1,705     4,543      5,653     12,035     9,293
2.50% ......        8,144     2,367       724      2,330       883      2,512      1,668     3,824
2.55% ......        1,934       381       485        447       202        272        865       439
2.60% ......          801        39       230         36        39        496        522       262
2.65% ......           26        29        --         60        73         11         33       308
2.70% ......        1,884       955       203      1,556       598        966      1,575       501
2.75% ......        1,191       157       341        606       279        203        466       246
2.80% ......           96       359        --        249       116         --         --        --
2.85% ......        1,143        --        21         --        --        796        664       958
2.90% ......           --        22        22         44        --        212         23       232
2.95% ......           10        --        --         --        --          2          2        --
               ----------   -------   -------    -------   -------    -------    -------   -------
   Total ...   $1,342,359   350,493   235,496    226,284   272,237    381,643    592,794   416,232
               ==========   =======   =======    =======   =======    =======    =======   =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $406,378,512 and $602,280,256, respectively, and total transfers from the Account to the fixed account were $197,859,109 and $126,754,741, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2003, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                Contract                                                       Investment
                                Expense                         Unit             Contract        Income          Total
                                 Rate*          Units        Fair Value      Owners' Equity      Ratio**        Return***
                             -------------   -----------   ---------------   ---------------   ----------   -----------------
     AIM VIF - Balanced
        Fund - Series I
        Shares
           2003 ..........   0.95% to 1.60%       71,019   $ 8.64 to  8.81      $    621,401      0.00%       6.30% to   6.92%
           2002 ..........   0.95% to 1.55%       28,648     8.84 to  8.87           253,767      0.00%     -11.83% to -11.57%
     AIM VIF - Basic Value
        Fund - Series II
        Shares
           2003 ..........   1.50% to 2.60%      654,205     8.39 to  8.50         5,540,781      0.00%      11.60% to  12.22%
     AIM VIF - Blue Chip -
        Series I Shares
           2003 ..........   0.95% to 1.60%       38,278     7.92 to  8.07           306,736      0.00%       9.66% to  10.33%
           2002 ..........   0.95% to 1.55%        7,740     8.22 to  8.25            63,758      0.00%     -17.79% to -17.55%
     AIM VIF - Capital
        Appreciation Fund
        - Series I Shares
           2003 ..........   0.95% to 1.60%        7,294     5.78 to  8.56            62,115      0.00%      10.35% to  10.86%
           2002 ..........            1.10%          463              8.80             4,072      0.00%                -14.65%
     AIM VIF - Capital
        Appreciation Fund
        - Series II Shares
           2003 ..........   1.50% to 2.60%      157,811     8.64 to  8.75         1,375,979      0.00%       9.79% to  10.40%
     AIM VIF - Core Equity
        Fund - Series I
        Shares
           2003 ..........   0.95% to 1.55%       11,315     8.99 to  9.08           101,887      0.00%       8.81% to   9.14%
           2002 ..........   0.95% to 1.40%        1,371     9.15 to  9.17            12,546      0.00%      -8.02% to  -7.81%
     AIM VIF - Premier
        Equity Fund -
        Series I Shares
           2003 ..........   0.95% to 1.55%       49,665     7.59 to  7.67           378,098      0.00%       9.57% to   9.90%
           2002 ..........   0.95% to 1.55%       19,827     7.89 to  7.92           156,660      0.00%     -21.80% to -21.57%
     AIM VIF - Premier
        Equity Fund -
        Series II Shares
           2003 ..........   1.50% to 2.60%      147,951     8.31 to  8.42         1,239,905      0.00%       8.84% to   9.44%
     Alliance VPSF -
        AllianceBernstein
        Growth & Income
        Portfolio -
        Class B
           2003 ..........   1.50% to 2.60%      252,668     8.89 to  9.01         2,268,577      1.21%      13.81% to  14.45%
     Alliance VPSF -
        AllianceBernstein
        Small Cap Value
        Portfolio -
        Class B
           2003 ..........   1.50% to 2.60%      402,105     9.00 to  9.12         3,651,443      0.77%       9.85% to  10.46%
     Alliance VPSF -
        AllianceBerntsein
        Premier Growth
        Portfolio -
        Class B
           2003 ..........   1.50% to 2.60%      350,538     8.41 to  8.52         2,974,871      0.00%       8.29% to   8.90%
     American Century VP -
        Income & Growth
        Fund - Class I
           2003 ..........   0.95% to 2.25%   20,818,044     7.43 to 10.94       217,670,736      1.27%      10.47% to  11.50%
           2002 ..........   0.95% to 2.25%   21,089,092     7.55 to 10.97       223,217,617      1.02%     -11.52% to -10.73%
           2001 ..........   0.95% to 1.90%   19,254,194     9.11 to 12.96       243,466,110      0.84%      -4.97% to  -4.27%
           2000 ..........   0.95% to 2.20%   14,657,632    10.35 to 14.68       211,881,953      0.52%      -4.64% to  -4.03%
           1999 ..........   0.95% to 1.50%    7,482,600    13.55 to 14.29       106,404,258      0.02%       8.94% to   9.24%
     American Century VP -
        Income & Growth
        Fund - Class II
           2003 ..........   1.50% to 2.60%      383,876     8.98 to  9.10         3,478,143      1.12%      10.41% to  11.02%
     American Century VP -
        Inflation
        Protection - Class
        II Fund
           2003 ..........   0.95% to 2.10%      385,518    10.22 to 10.42         3,959,751      0.16%       2.18% to   2.38%(a)(b)
     American Century VP -
        International Fund
        - Class I
           2003 ..........   0.95% to 2.20%   11,946,482     6.95 to  9.27       107,119,322      0.75%       3.64% to   4.46%
           2002 ..........   0.95% to 2.20%   17,357,833     8.13 to 10.71       179,904,306      0.80%      -5.67% to  -4.92%
           2001 ..........   0.95% to 2.00%   22,641,326     9.85 to 12.78       278,500,709      0.08%     -21.17% to -20.53%
           2000 ..........   0.95% to 2.25%   17,052,668     9.67 to 18.29       302,078,569      0.12%      -7.05% to  -3.31%(b)
           1999 ..........   0.95% to 1.50%    7,229,464    11.63 to 12.88        90,874,529      0.00%       6.55% to   6.84%
     American Century VP -
        International Fund
        - Class III
           2003 ..........   0.95% to 2.25%    5,331,297     8.25 to  8.42        44,758,127      0.77%       3.53% to   4.46%
           2002 ..........   0.95% to 2.25%    1,923,277     9.70 to  9.72        18,686,429      0.00%      -3.01% to  -2.80%(a)(b)
     American Century VP -
        Ultra(R) Fund -
        Class I
           2003 ..........   0.95% to 2.25%    1,134,344     8.68 to  8.87        10,014,758      0.00%      10.01% to  11.04%
           2002 ..........   0.95% to 1.85%      106,636     9.09 to  9.11           971,225      0.00%      -9.07% to  -8.87%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                Contract                                                       Investment
                                Expense                         Unit             Contract        Income          Total
                                 Rate*          Units        Fair Value      Owners' Equity      Ratio**        Return***
                             -------------   -----------   ---------------   ---------------   ----------   -----------------
     American Century VP -
        Ultra(R) Fund -
        Class II
           2003 ..........   1.50% to 2.60%      253,675     8.68 to  8.79         2,223,185      0.00%      10.13% to  10.75%
     American Century VP -
        Value Fund -
        Class I
           2003 ..........   0.95% to 2.25%   29,709,513    10.32 to 13.76       390,271,114      1.06%       7.94% to   8.91%
           2002 ..........   0.95% to 2.25%   29,945,893    10.60 to 14.00       400,944,082      0.84%      -5.17% to  -4.36%
           2001 ..........   0.95% to 1.90%   15,183,902    10.79 to 14.01       203,519,446      0.96%       6.03% to   6.70%
           2000 ..........   0.95% to 2.20%    4,847,825     8.31 to 10.75        49,348,487      1.13%      -5.06% to  -4.45%
           1999 ..........   0.95% to 1.50%    2,781,580    12.02 to 12.93        33,627,381      0.82%      12.30% to  12.61%
     American Century VP -
        Value Fund -
        Class II
           2003 ..........   1.50% to 2.60%      640,874     9.22 to  9.34         5,967,350      0.83%       7.86% to   8.46%
     BB&T VIF - Capital
        Appreciation Fund
           2003 ..........   0.95% to 1.65%      162,228     9.29 to  9.47         1,526,958      0.00%      13.26% to  13.95%
           2002 ..........   0.95% to 1.55%       31,523     9.93 to  9.97           314,013      0.00%      -5.22% to  -4.93%
     BB&T VIF - Capital
        Manager Aggressive
        Growth Fund
           2003 ..........   0.95% to 1.70%      151,373     8.52 to  8.64         1,297,556      0.00%       8.18% to   8.67%
           2002 ..........   0.95% to 1.70%       71,292     9.13 to  9.17           652,112      0.00%     -10.35% to -10.01%
     BB&T VIF - Growth and
        Income Fund
           2003 ..........   0.95% to 1.70%      282,037     8.59 to  8.75         2,455,784      0.94%       7.49% to   8.12%
           2002 ..........   0.95% to 1.70%       64,886     9.30 to  9.35           605,691      0.00%      -8.42% to  -8.08%
     BB&T VIF - Large
        Company Growth
        Fund
           2003 ..........   0.95% to 1.70%      163,467     7.82 to  7.97         1,291,300      0.00%      11.66% to  12.35%
           2002 ..........   0.95% to 1.70%       31,627     8.12 to  8.16           257,754      0.00%     -21.07% to -20.78%
     Credit Suisse Trust -
        Global Post-
        Venture Capital
        Portfolio
           2003 ..........   0.95% to 1.65%      472,828     7.31 to  9.02         3,530,808      0.00%      17.62% to  18.03%
           2002 ..........   0.95% to 1.65%      739,851     8.13 to 10.04         6,160,341      0.00%     -14.79% to -14.50%
           2001 ..........   0.95% to 1.65%      976,705    10.78 to 13.31        10,742,945      0.00%     -20.27% to -19.99%
           2000 ..........   0.95% to 1.65%    1,237,338    17.54 to 21.68        22,110,745      0.00%       4.12% to   4.49%
           1999 ..........   0.95% to 1.40%    1,181,933    11.64 to 14.39        14,934,628      0.00%      11.95% to  12.20%
     Credit Suisse Trust -
        International
        Focus Portfolio
           2003 ..........   0.95% to 1.65%    1,128,617     7.24 to  8.47         8,257,601      0.00%       7.94% to   8.32%
           2002 ..........   0.95% to 1.65%    1,667,128     8.26 to  9.67        13,909,079      0.00%      -2.36% to  -2.02%
           2001 ..........   0.95% to 1.65%    2,287,191     9.17 to 10.74        21,399,153      0.00%     -16.63% to -16.34%
           2000 ..........   0.95% to 1.65%    2,591,586    13.58 to 15.91        35,842,062      0.00%      -9.50% to  -9.18%
           1999 ..........   0.95% to 1.50%    2,288,147    10.48 to 12.28        24,307,695      0.00%       6.12% to   6.41%
     Credit Suisse Trust -
        Large Cap Value
        Portfolio
           2003 ..........   0.95% to 1.85%    1,261,792     8.06 to 11.07        13,604,424      0.00%       7.52% to   8.32%
           2002 ..........   0.95% to 1.85%    1,551,993     8.86 to 12.07        18,250,027      0.00%     -10.71% to -10.10%
           2001 ..........   0.95% to 1.85%    1,715,783    10.22 to 13.83        23,102,579      0.00%       2.15% to   2.82%
           2000 ..........   0.95% to 1.90%    1,683,743     9.01 to 12.13        19,860,801      0.00%      -3.37% to  -2.90%
           1999 ..........   0.95% to 1.50%    1,530,920    13.19 to 13.63        20,231,070      0.00%      14.38% to  14.70%
     Dreyfus Emerging
        Leaders Fund -
        Service Shares
           2003 ..........   1.50% to 2.60%      101,322     8.82 to  8.93           900,473      0.00%      15.64% to  16.29%
     Dreyfus IP - Small
        Cap Stock Index
        Portfolio -
        Service Class
           2003 ..........   0.95% to 2.25%    1,622,330     8.40 to  8.55        13,820,232      0.00%      11.27% to  12.10%
           2002 ..........   0.95% to 1.85%      194,664     9.05 to  9.07         1,764,065      0.00%      -9.49% to  -9.34%(a)(b)
     Dreyfus Socially
        Responsible Growth
        Fund, Inc., -
        Service Shares,
        The
           2003 ..........   1.50% to 2.60%       28,431     8.12 to  8.23           232,694      0.00%       8.72% to   9.32%
     Dreyfus Socially
        Responsible Growth
        Fund, Inc., The
           2003 ..........   0.95% to 2.25%   14,878,608     5.91 to  8.77       127,404,250      0.01%       8.71% to   9.75%
           2002 ..........   0.95% to 2.25%   18,174,340     6.39 to  9.36       166,751,574      0.01%     -18.29% to -17.52%
           2001 ..........   0.95% to 2.00%   20,466,126     8.78 to 12.65       254,921,849      0.01%     -15.22% to -14.53%
           2000 ..........   0.95% to 2.45%   15,849,819    10.26 to 17.14       269,436,698      0.01%       1.42% to   2.67%(b)
           1999 ..........   0.95% to 1.50%    5,908,859    14.29 to 14.63        86,267,127      0.00%      11.93% to  12.24%

                                Contract                                                       Investment
                                Expense                         Unit             Contract        Income          Total
                                 Rate*          Units        Fair Value      Owners' Equity      Ratio**        Return***
                             -------------   -----------   ---------------   ---------------   ----------   -----------------
     Dreyfus Stock Index
        Fund, - Initial
        Shares Inc.
           2003 ..........   0.95% to 2.25%   92,174,708     6.51 to 10.48       924,750,176      0.70%      10.11% to  11.11%
           2002 ..........   0.95% to 2.25%  100,229,689     6.66 to 10.58     1,023,592,241      0.63%     -14.40% to -13.73%
           2001 ..........   0.95% to 2.10%   98,333,560     8.81 to 13.07     1,252,230,313      0.52%      -8.06% to  -7.28%
           2000 ..........   0.95% to 2.45%   77,632,435    10.02 to 15.53     1,187,855,037      0.50%      -1.64% to   0.32%(b)
           1999 ..........   0.95% to 1.70%   42,371,701    10.12 to 14.66       618,627,351      0.62%       1.24% to  11.61%(a)
     Dreyfus VIF -
        Appreciation
        Portfolio -
        Initial Shares
           2003 ..........   0.95% to 2.25%   14,690,122     7.55 to 11.49       160,889,830      0.02%       7.02% to   7.99%
           2002 ..........   0.95% to 2.25%   14,977,240     7.81 to 11.73       168,505,325      0.01%      -9.90% to  -9.11%
           2001 ..........   0.95% to 2.10%   13,704,501     9.16 to 13.40       178,647,390      0.01%      -7.40% to  -6.70%
           2000 ..........   0.95% to 2.40%   11,725,319    10.20 to 14.93       172,365,393      0.00%       1.66% to   2.30%
           1999 ..........   0.95% to 1.50%    8,759,407    13.04 to 14.15       123,034,656      0.01%       6.71% to   7.00%
     Dreyfus VIF -
        Appreciation
        Portfolio -
        Service Shares
           2003 ..........   1.50% to 2.60%      290,067     8.87 to  8.99         2,596,954      0.02%       6.94% to   7.54%
     Dreyfus VIF -
        Developing Leaders
        Portfolio -
        Initial Shares
           2003 ..........   0.95% to 1.55%       32,877     8.34 to  9.45           284,651      0.00%      10.01% to  10.57%
           2002 ..........   0.95% to 1.50%        2,135    10.27 to 10.31            21,965      0.00%      -3.60% to  -3.33%
     Dreyfus VIF -
        International
        Value Portfolio -
        Initial Shares
           2003 ..........   0.95% to 1.55%       25,978     9.24 to  9.34           241,222      0.18%       6.54% to   6.86%
           2002 ..........   1.15% to 1.50%        1,289    10.68 to 10.70            13,781      0.00%       6.32% to   6.50%
     Federated IS -
        American Leaders
        Fund II - Service
        Shares
           2003 ..........   1.50% to 2.60%       47,478     8.70 to  8.82           416,614      1.25%       8.78% to   9.39%
     Federated IS -
        Capital
        Appreciation Fund
        II - Service
        Shares
           2003 ..........   1.50% to 2.60%      109,751     8.72 to  8.83           964,864      0.43%       7.94% to   8.54%
     Federated IS - High
        Income Bond Fund
        II - Service
        Shares
        2003 .............   0.95% to 2.60%      447,204    10.62 to 10.76         4,792,102      6.23%      11.46% to  12.09%
     Federated IS -
        Quality Bond Fund
        II - Primary
        Shares
           2003 ..........   0.95% to 2.25%   37,564,705    11.96 to 12.97       480,165,034      3.34%       3.43% to   4.33%
           2002 ..........   0.95% to 2.25%   26,496,599    11.00 to 11.72       307,048,557      3.49%       1.23% to   2.11%
           2001 ..........   0.95% to 1.90%   11,573,192    10.67 to 11.07       127,170,474      2.36%       2.53% to   3.21%
           2000 ..........   0.95% to 2.10%    2,638,755     9.93 to 10.07        26,508,046      0.89%       2.05% to   2.65%
           1999 ..........   0.95% to 1.50%       43,947     9.87 to  9.87           433,900      0.00%      -1.34% to  -1.26%(a)(b)
     Federated IS -
        Quality Bond Fund
        II - Service
        Shares
           2003 ..........   1.50% to 2.60%    1,113,407    10.95 to 11.09        12,304,599      3.17%       3.35% to   3.92%
     Fidelity(R) VIP -
        Equity-Income
        Portfolio -
        Service Class
           2003 ..........   0.95% to 2.25%   62,174,978     8.11 to 11.27       682,229,244      1.70%       9.15% to  10.14%
           2002 ..........   0.95% to 2.25%   61,009,108     8.47 to 11.64       693,003,724      1.51%      -7.41% to  -6.61%
           2001 ..........   0.95% to 1.95%   47,246,230     9.68 to 13.10       604,325,708      1.50%      -2.13% to  -1.46%
           2000 ..........   0.95% to 2.10%   33,585,893     8.93 to 12.02       392,401,974      1.59%      -3.78% to  -3.22%
           1999 ..........   0.95% to 1.70%   23,902,487     9.96 to 13.27       306,430,945      1.24%      -0.42% to  12.14%(a)
     Fidelity(R) VIP -
        Equity-Income
        Portfolio -
        Service Class 2
           2003 ..........   1.50% to 2.60%    1,226,021     8.86 to  8.98        10,965,080      1.20%       9.11% to   9.72%
     Fidelity(R) VIP -
        Growth Portfolio -
        Service Class
           2003 ..........   0.95% to 2.20%   59,414,591     6.58 to 10.55       592,195,697      0.20%      11.83% to  12.88%
           2002 ..........   0.95% to 2.20%   67,050,445     6.86 to 10.86       692,471,322      0.13%     -20.36% to -19.66%
           2001 ..........   0.95% to 2.10%   68,347,538     9.56 to 14.91       979,406,289      0.00%     -10.87% to -10.09%
           2000 ..........   0.95% to 2.40%   51,175,456    10.23 to 19.69       984,380,185      0.08%       2.27% to   4.57%(a)
           1999 ..........   0.95% to 1.70%   19,671,140    10.35 to 15.76       308,315,582      0.12%       3.54% to  13.82%(a)
     Fidelity(R) VIP -
        Growth Portfolio -
        Service Class 2
           2003 ..........   1.50% to 2.60%      528,012     8.26 to  8.36         4,399,201      0.10%      11.83% to  12.45%
     Fidelity(R) VIP -
        High Income
        Portfolio -
        Service Class
           2003 ..........   0.95% to 2.25%   36,120,776     7.38 to  8.96       306,529,889      5.92%      15.54% to  16.51%
           2002 ..........   0.95% to 2.20%   23,604,746     5.95 to  7.15       158,602,931     10.70%      -5.39% to  -4.72%
           2001 ..........   0.95% to 1.90%   23,518,889     6.74 to  7.95       175,093,190     12.33%      -8.32% to  -7.64%
           2000 ..........   0.95% to 2.20%   20,349,727     9.06 to 10.64       200,552,659      6.41%      -6.00% to  -5.40%
           1999 ..........   0.95% to 1.50%   14,550,143    10.28 to 11.30       150,294,244      7.87%       7.08% to   7.37%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                Contract                                                       Investment
                                Expense                         Unit             Contract        Income          Total
                                 Rate*          Units        Fair Value      Owners' Equity      Ratio**        Return***
                             -------------   -----------   ---------------   ---------------   ----------   -----------------
     Fidelity(R) VIP -
        Overseas Portfolio
        - Service Class
           2003 ..........   0.95% to 2.20%    6,521,418     6.73 to  9.24        55,727,931      0.82%       8.98% to   9.76%
           2002 ..........   0.95% to 2.20%    9,469,449     7.64 to 10.37        90,822,839      0.67%      -3.66% to  -2.96%
           2001 ..........   0.95% to 1.90%   12,850,557     9.07 to 12.09       143,648,276      4.91%     -12.55% to -11.90%
           2000 ..........   0.95% to 2.25%    8,973,739     9.84 to 16.22       133,567,498      1.29%      -6.04% to  -1.60%(b)
           1999 ..........   0.95% to 1.50%    3,827,158    11.86 to 13.10        45,559,563      1.19%       7.26% to   7.56%
     Fidelity(R) VIP -
        Overseas Portfolio
        - Service
        Class 2 R
           2003 ..........   1.50% to 2.60%      592,204     8.33 to  8.44         4,976,652      0.69%       8.74% to   9.35%
     Fidelity(R) VIP -
        Overseas Portfolio
        - Service Class R
           2003 ..........   0.95% to 2.25%    3,498,842     8.32 to  8.51        29,681,619      0.75%       8.74% to   9.78%
           2002 ..........   0.95% to 2.20%      911,010     9.50 to  9.52         8,671,402      0.00%      -4.97% to  -4.78%(a)(b)
     Fidelity(R) VIP II -
        Contrafund(R)
        Portfolio -
        Service Class
           2003 ..........   0.95% to 2.40%   44,826,267     7.50 to 12.36       541,306,498      0.36%       7.95% to   9.02%
           2002 ..........   0.95% to 2.40%   45,237,835     7.66 to 12.47       555,046,974      0.70%      -2.24% to  -1.30%
           2001 ..........   0.95% to 2.00%   43,687,118     9.18 to 13.04       563,994,712      0.68%     -11.14% to -10.43%
           2000 ..........   0.95% to 2.45%   35,885,772     9.75 to 15.47       552,085,669      0.32%      -2.49% to  -1.82%(a)
           1999 ..........   0.95% to 1.50%   18,745,355    13.92 to 14.18       265,378,459      0.36%      10.35% to  10.65%
     Fidelity(R) VIP II -
        Contrafund(R)
        Portfolio -
        Service Class 2
           2003 ..........   1.50% to 2.60%      952,244     9.25 to  9.37         8,889,487      0.21%       8.05% to   8.65%
     Fidelity(R) VIP II -
        Investment Grade
        Bond Portfolio:
        Service Class
           2003 ..........   0.95% to 1.80%      100,900    10.13 to 11.11         1,038,861      0.00%       1.35% to   1.49%(a)(b)
     Fidelity(R) VIP III -
        Growth
        Opportunities
        Portfolio -
        Service Class
           2003 ..........   0.95% to 2.05%   11,341,728     5.72 to  8.00        88,643,411      0.65%      11.47% to  12.34%
           2002 ..........   0.95% to 2.20%   13,963,306     5.72 to  7.94       108,665,860      0.88%     -14.36% to -13.71%
           2001 ..........   0.95% to 1.95%   16,089,982     7.24 to  9.86       156,299,722      0.25%      -9.93% to  -9.21%
           2000 ..........   0.95% to 2.40%   15,682,743     9.37 to 12.69       197,465,437      1.19%      -4.76% to  -1.40%(b)
           1999 ..........   0.95% to 1.40%   12,399,538    13.00 to 13.59       168,104,390      0.80%       5.69% to   5.93%
     Fidelity(R) VIP III -
        Mid Cap Portfolio
        - Service Class 2
           2003 ..........   1.50% to 2.60%      521,581     9.13 to  9.25         4,804,887      0.22%       7.37% to   7.97%
     Fidelity(R) VIP III -
        Value Strategies
        Portfolio -
        Service Class
           2003 ..........   0.95% to 2.20%    2,051,364     8.83 to  9.02        18,455,063      0.00%      19.84% to  20.95%
           2002 ..........   0.95% to 2.20%       58,237     8.75 to  8.77           510,418      0.00%     -12.48% to -12.30%(a)(b)
     Fidelity(R) VIP III -
        Value Strategies
        Portfolio -
        Service Class 2
           2003 ..........   1.50% to 2.60%      145,724     8.89 to  9.00         1,306,703      0.00%      19.69% to  20.35%
     First Horizon Capital
        Appreciation
        Portfolio
           2003 ..........   0.95% to 2.00%       31,674    10.50 to 10.71           336,006      0.00%      19.21% to  19.84%
           2002 ..........   0.95% to 2.00%       14,246     9.67 to  9.75           138,401      0.00%     -12.52% to -12.06%
        Initial Funding Deposit
           2003 ..........              --        50,000             10.68           534,000      0.00%                 20.79%
           2002 ..........              --        50,000              9.63           481,500      0.00%                -11.11%
     First Horizon Growth
        & Income Portfolio
           2003 ..........   0.95% to 2.00%      158,616     8.34 to  8.50         1,339,823      0.00%      12.50% to  13.09%
           2002 ..........   0.95% to 2.00%       91,962     8.24 to  8.31           762,730      0.00%     -19.49% to -19.07%
        Initial Funding Deposit
           2003 ..........              --        50,000              8.45           422,662      0.00%                 13.95%
           2002 ..........              --        50,000              8.19           409,319      0.00%                -17.15%
     Gartmore GVIT
        Comstock Value
        Fund - Class I
           2003 ..........   0.95% to 2.25%    4,639,588     6.61 to  8.91        40,317,546      0.64%      11.65% to  12.71%
           2002 ..........   0.95% to 2.20%    4,259,097     6.85 to  9.13        38,107,471      0.68%     -15.16% to -14.56%
           2001 ..........   0.95% to 2.10%    4,328,212     8.49 to 11.18        47,489,026      0.61%      -9.82% to  -9.19%
           2000 ..........   0.95% to 2.25%    2,934,600     9.81 to 14.12        40,555,556      0.37%      -1.95% to   1.27%(a)
           1999 ..........   0.95% to 1.40%    1,568,117    12.67 to 13.05        19,904,841      0.26%       9.28% to   9.52%
     Gartmore GVIT Dreyfus
        International
        Value Fund -
        Class III
           2003 ..........   0.95% to 2.00%    1,017,478    10.84 to 10.86        11,040,935      0.00%       8.37% to   8.56%(a)(b)

                                Contract                                                       Investment
                                Expense                         Unit             Contract        Income          Total
                                 Rate*          Units        Fair Value      Owners' Equity      Ratio**        Return***
                             -------------   -----------   ---------------   ---------------   ----------   -----------------
     Gartmore GVIT Dreyfus
        Mid Cap Index Fund
        - Class I
           2003 ..........   0.95% to 2.25%   13,916,941     9.79 to 15.20       198,083,492      0.21%      10.40% to  11.43%
           2002 ..........   0.95% to 2.25%   13,713,566    10.17 to 15.61       200,403,252      0.15%      -4.98% to  -4.15%
           2001 ..........   0.95% to 2.10%    8,047,645    12.87 to 16.72       125,919,314      0.29%      -0.62% to   0.18%
           2000 ..........   0.95% to 2.25%    2,438,979    10.52 to 15.77        35,590,021      0.36%       5.17% to   7.70%(a)
           1999 ..........   0.95% to 1.35%      871,988    12.02 to 13.50        10,519,052      0.21%      10.01% to  10.23%
     Gartmore GVIT
        Emerging Markets
        Fund - Class I
           2003 ..........   0.95% to 2.05%      430,241     6.57 to  7.93         3,264,244      0.27%      14.85% to  15.64%
           2002 ..........   0.95% to 2.05%    1,198,712     6.65 to  7.92         8,973,687      0.06%      -3.61% to  -2.95%
           2001 ..........   0.95% to 1.85%      400,433     7.51 to  8.82         3,348,912      0.57%       0.77% to   1.52%
     Gartmore GVIT
        Emerging Markets
        Fund - Class III
           2003 ..........   0.95% to 2.25%    1,510,493     8.54 to  8.69        13,062,744      0.30%      14.60% to  15.45%
           2002 ..........   0.95% to 2.05%      380,556     8.67 to  8.70         3,307,799      0.00%     -13.25% to -13.04%(a)(b)
     Gartmore GVIT
        Federated High
        Income Bond Fund -
        Class I
           2003 ..........   0.95% to 2.20%   16,391,860     9.98 to 11.83       188,219,185      3.73%      11.96% to  12.83%
           2002 ..........   0.95% to 2.20%   10,948,382     8.70 to 10.18       108,861,061      4.40%      -1.55% to  -0.76%
           2001 ..........   0.95% to 1.95%    7,308,433     8.80 to 10.11        72,861,449      5.15%       1.04% to   1.74%
           2000 ..........   0.95% to 2.00%    4,918,248     9.42 to 10.72        52,497,045      4.84%      -2.48% to  -1.97%
           1999 ..........   0.95% to 1.50%    4,094,740    10.53 to 10.94        44,737,057      4.37%       1.98% to   2.26%
     Gartmore GVIT Global
        Financial Services
        Fund - Class III
           2003 ..........   0.95% to 2.15%      331,251     9.76 to 10.00         3,298,013      0.00%      12.12% to  13.08%
           2002 ..........   0.95% to 1.80%       85,332     9.74 to  9.79           834,873      0.00%      -2.63% to  -2.09%(a)(b)
     Gartmore GVIT Global
        Health Sciences
        Fund - Class I
        2003 .............   1.25% to 1.25%          592    10.39 to 10.39             6,149      0.00%      25.59% to  25.59%
     Gartmore GVIT Global
        Health Sciences
        Fund - Class III
           2003 ..........   0.95% to 2.60%    1,906,155    10.38 to 10.65        20,181,655      0.00%      24.65% to  25.75%
           2002 ..........   0.95% to 2.05%      236,713     9.02 to  9.07         2,144,064      0.00%      -9.83% to  -9.33%(a)(b)
     Gartmore GVIT Global
        Technology and
        Communications
        Fund - Class I
           2003 ..........   0.95% to 2.20%    1,288,324     2.34 to  2.94         3,294,219      0.00%      24.45% to  25.35%
           2002 ..........   0.95% to 2.20%    2,093,635     2.25 to  2.82         5,122,583      0.57%     -32.83% to -32.33%
           2001 ..........   0.95% to 1.85%    1,911,992     4.21 to  5.24         8,552,712      0.00%     -30.02% to -29.45%
     Gartmore GVIT Global
        Technology and
        Communications
        Fund - Class III
           2003 ..........   0.95% to 2.20%      906,818     8.76 to  8.94         8,076,096      0.00%      24.06% to  25.13%
           2002 ..........   0.95% to 2.20%      105,456     8.47 to  8.49           894,733      0.00%     -15.30% to -15.11%(a)(b)
     Gartmore GVIT Global
        Utilities Fund -
        Class III
           2003 ..........   0.95% to 2.15%      244,223     8.58 to  8.79         2,136,002      0.11%       9.53% to  10.46%
           2002 ..........   0.95% to 2.05%       43,361     8.53 to  8.58           371,361      0.00%     -14.66% to -14.17%(a)(b)
     Gartmore GVIT
        Government Bond
        Fund - Class I
           2003 ..........   0.95% to 2.25%   77,425,507    11.98 to 14.14     1,027,728,249      2.00%       1.79% to   2.64%
           2002 ..........   0.95% to 2.25%   63,165,369    11.20 to 13.00       776,339,237      2.28%       2.83% to   3.70%
           2001 ..........   0.95% to 2.10%   39,218,512    10.57 to 12.03       454,593,596      2.71%       1.15% to   1.94%
           2000 ..........   0.95% to 1.95%   24,040,831     9.75 to 10.96       259,536,790      2.97%       3.02% to   3.54%
           1999 ..........   0.95% to 1.50%   18,445,968     9.56 to 10.65       195,549,524      2.90%      -2.91% to  -2.64%
     Gartmore GVIT
        Government Bond
        Fund - Class II
           2003 ..........   1.50% to 2.60%    2,193,302    10.84 to 10.98        24,003,101      2.28%       1.71% to   2.27%
     Gartmore GVIT Growth
        Fund - Class I
           2003 ..........   0.95% to 2.05%   15,593,590     3.90 to  5.78        87,458,747      0.00%      13.52% to  14.49%
           2002 ..........   0.95% to 2.05%   18,333,735     4.02 to  5.90       105,602,234      0.00%     -18.21% to -17.54%
           2001 ..........   0.95% to 1.90%   21,974,721     5.45 to  7.87       169,843,296      0.00%     -22.35% to -21.70%
           2000 ..........   0.95% to 2.15%   23,596,218     9.65 to 13.85       323,143,593      0.16%      -0.33% to   0.28%
           1999 ..........   0.95% to 1.65%   20,506,672    13.78 to 14.89       303,988,836      0.29%      11.01% to  11.40%
     Gartmore GVIT ID
        Aggressive Fund
           2003 ..........   0.95% to 2.60%    2,956,665     8.88 to  9.11        26,748,166      0.66%       9.36% to  10.35%
           2002 ..........   0.95% to 2.20%      445,096     9.32 to  9.46         4,202,901      0.00%      -7.90% to  -5.42%(a)(b)
     Gartmore GVIT ID
        Conservative Fund
           2003 ..........   0.95% to 2.60%   10,246,209    10.06 to 10.31       105,061,009      1.31%       2.59% to   3.47%
           2002 ..........   0.95% to 2.20%    1,648,609     9.90 to  9.97        16,411,673      0.00%      -1.04% to  -0.32%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                Contract                                                       Investment
                                Expense                         Unit             Contract        Income          Total
                                 Rate*          Units        Fair Value      Owners' Equity      Ratio**        Return***
                             -------------   -----------   ---------------   ---------------   ----------   -----------------
     Gartmore GVIT ID
        Moderate Fund
           2003 ..........   0.95% to 2.60%   21,804,127     9.49 to  9.73       210,866,007      0.94%       6.43% to   7.37%
           2002 ..........   0.95% to 2.20%    3,417,471     9.57 to  9.66        32,947,003      0.00%      -4.94% to  -3.45%(a)(b)
     Gartmore GVIT ID
        Moderately
        Aggressive Fund
           2003 ..........   0.95% to 2.60%    9,653,010     9.12 to  9.39        89,977,494      0.78%       7.93% to   9.00%
           2002 ..........   0.95% to 2.20%    1,586,746     9.45 to  9.56        15,140,823      0.00%      -6.47% to  -4.42%(a)(b)
     Gartmore GVIT ID
        Moderately
        Conservative Fund
           2003 ..........   0.95% to 2.60%   12,135,142     9.82 to 10.07       121,504,967      1.15%       4.48% to   5.38%
           2002 ..........   0.95% to 2.20%    1,879,125     9.75 to  9.82        18,432,709      0.00%      -2.81% to  -1.77%(a)(b)
     Gartmore GVIT
        International
        Growth Fund -
        Class I
           2003 ..........   0.95% to 1.85%      194,275     4.60 to  5.12           962,377      0.00%       3.76% to   4.44%
           2002 ..........   0.95% to 1.85%      309,677     5.46 to  6.00         1,810,213      0.00%      -8.52% to  -7.92%
           2001 ..........   0.95% to 1.90%      424,315     6.81 to  7.39         3,023,549      0.24%     -20.49% to -19.97%
     Gartmore GVIT
        International
        Growth Fund -
        Class III
           2003 ..........   0.95% to 2.05%      298,742     8.02 to  8.13         2,418,826      0.00%       3.78% to   4.43%
           2002 ..........   0.95% to 2.05%       62,736     9.50 to  9.52           596,677      0.00%      -5.01% to  -4.84%(a)(b)
     Gartmore GVIT J.P.
        Morgan Balanced
        Fund - Class I
           2003 ..........   0.95% to 2.20%   14,755,907     8.00 to  9.59       138,453,840      0.83%       7.27% to   8.22%
           2002 ..........   0.95% to 2.20%   14,442,029     7.85 to  9.29       132,044,909      1.09%      -9.57% to  -8.92%
           2001 ..........   0.95% to 2.10%   11,754,505     8.98 to 10.47       121,869,544      1.19%      -2.79% to  -2.12%
           2000 ..........   0.95% to 2.20%    7,901,517     9.60 to 11.07        87,209,596      1.49%       1.56% to   2.20%
           1999 ..........   0.95% to 1.50%    5,308,814    11.22 to 11.44        60,671,216      1.85%       5.17% to   5.46%
     Gartmore GVIT Mid Cap
        Growth Fund -
        Class I
           2003 ..........   0.95% to 2.25%    8,829,561     3.89 to 10.13        84,320,334      0.00%      20.71% to  21.85%
           2002 ..........   0.95% to 2.25%    9,525,449     3.93 to 10.13        91,257,825      0.00%     -24.72% to -24.08%
           2001 ..........   0.95% to 2.00%   10,276,487    10.38 to 16.61       161,313,715      0.00%     -14.92% to -14.18%
           2000 ..........   0.95% to 2.45%    8,108,785     9.60 to 24.18       183,090,368      0.00%      -3.95% to   4.54%(a)
           1999 ..........   0.95% to 1.65%    1,556,841    14.44 to 15.81        22,594,578      0.00%      24.44% to  24.88%
     Gartmore GVIT Money
        Market Fund -
        Class I
           2003 ..........   0.95% to 2.60%   81,199,321    10.18 to 11.77       922,256,839      0.38%      -0.93% to  -0.10%
           2002 ..........   0.95% to 2.25%  106,206,324     7.78 to 11.77     1,204,152,217      0.59%      -0.57% to   0.15%
           2001 ..........   0.95% to 2.10%   78,231,195     9.59 to 11.67       885,699,501      2.24%       1.10% to   1.83%
           2000 ..........   0.95% to 2.20%   45,934,408    10.35 to 13.15       504,349,964      2.68%       1.69% to   2.33%
           1999 ..........   0.95% to 1.50%   24,508,015    10.24 to 10.70       260,512,621      2.16%       1.53% to   1.81%
     Gartmore GVIT
        Nationwide(R)
        Fund: Class I
           2003 ..........   0.95% to 2.25%   41,854,013     7.28 to  9.83       407,329,954      0.36%      10.80% to  11.75%
           2002 ..........   0.95% to 2.25%   47,935,317     7.54 to 10.06       478,483,590      0.32%      -7.15% to  -6.41%
           2001 ..........   0.95% to 2.10%   48,273,320     8.58 to 11.28       542,219,480      0.37%      -8.97% to  -8.33%
           2000 ..........   0.95% to 2.10%   41,517,184    10.05 to 13.05       541,198,005      0.27%       2.28% to   2.87%
           1999 ..........   0.95% to 1.70%   32,112,660    10.29 to 13.21       423,842,911      0.40%       2.91% to  10.23%(a)
     Gartmore GVIT
        Nationwide(R)
        Fund: Class II
           2003 ..........   1.50% to 2.60%      217,906     8.87 to  8.99         1,948,949      0.32%      10.73% to  11.35%
     Gartmore GVIT
        Nationwide(R)
        Leaders Fund -
        Class III
           2003 ..........   0.95% to 2.20%      591,675     9.57 to  9.75         5,744,087      0.21%       5.78% to   6.51%
           2002 ..........   0.95% to 2.00%      621,107    10.52 to 10.58         6,567,294      0.00%       5.18% to   5.85%(a)(b)
     Gartmore GVIT
        Nationwide(R)
        Strategic Value
        Fund - Class I
           2003 ..........   0.95% to 1.80%    1,285,820     7.15 to 10.72        11,199,323      0.04%      13.49% to  14.23%
           2002 ..........   0.95% to 1.80%    1,654,926     7.25 to 10.79        14,490,869      0.00%     -15.61% to -15.11%
           2001 ..........   0.95% to 1.80%    2,040,202     8.91 to 13.16        21,730,676      0.32%      -1.49% to  -0.93%
           2000 ..........   0.95% to 1.90%    1,982,373     8.35 to 12.26        19,645,109      0.50%      -2.22% to  -1.75%
           1999 ..........   0.95% to 1.40%    1,363,453    10.90 to 14.08        14,938,367      0.41%       7.93% to   8.17%
     Gartmore GVIT Small
        Cap Growth Fund -
        Class I
           2003 ..........   0.95% to 2.25%    7,503,591     5.03 to 11.38        84,294,933      0.00%      14.22% to  15.29%
           2002 ..........   0.95% to 2.20%    7,369,189    11.43 to 11.97        87,433,598      0.00%     -20.46% to -19.85%
           2001 ..........   0.95% to 2.00%    5,452,519    15.51 to 15.99        86,704,588      0.00%      -6.27% to  -5.50%
           2000 ..........   0.95% to 2.30%    2,184,768     9.81 to 21.33        46,481,723      0.00%      -1.87% to   4.68%(a)
           1999 ..........   0.95% to 1.25%       10,809    11.25 to 11.25           121,623      0.00%      12.48% to  12.53%(a)(b)

                                Contract                                                       Investment
                                Expense                         Unit             Contract        Income          Total
                                 Rate*          Units        Fair Value      Owners' Equity      Ratio**        Return***
                             -------------   -----------   ---------------   ---------------   ----------   -----------------
        Initial Funding
           Deposit
           2001 ..........              --       100,000             16.32         1,631,851      0.00%                  8.79%
     Gartmore GVIT Small
        Cap Growth Fund -
        Class II
           2003 ..........   1.50% to 2.60%      163,837     8.15 to  8.26         1,347,410      0.00%      14.28% to  14.92%
     Gartmore GVIT Small
        Cap Value Fund -
        Class I
           2003 ..........   0.95% to 2.40%   19,595,051    11.57 to 19.54       320,295,937      0.00%      17.49% to  18.71%
           2002 ..........   0.95% to 2.40%   22,361,460    11.94 to 19.94       369,169,167      0.00%     -13.58% to -12.76%
           2001 ..........   0.95% to 2.10%   15,326,130    16.54 to 23.49       290,944,701      0.00%      29.43% to  30.41%
           2000 ..........   0.95% to 2.25%    7,710,753    11.09 to 18.10       106,920,061      0.00%       9.84% to  10.93%(b)
           1999 ..........   0.95% to 1.50%    4,120,441    11.59 to 15.94        48,311,452      0.00%      22.74% to  23.08%
     Gartmore GVIT Small
        Cap Value Fund -
        Class II
           2003 ..........   1.50% to 2.60%      218,584     8.29 to  8.40         1,830,324      0.00%      17.59% to  18.24%
     Gartmore GVIT Small
        Company Fund -
        Class I
           2003 ..........   0.95% to 2.25%   17,633,511     8.42 to 16.07       248,621,720      0.00%      13.58% to  14.64%
           2002 ..........   0.95% to 2.25%   18,967,501     8.65 to 16.32       270,121,729      0.00%      -5.63% to  -4.79%
           2001 ..........   0.95% to 1.95%   16,628,874    14.48 to 18.25       262,891,611      0.11%      -2.50% to  -1.82%
           2000 ..........   0.95% to 2.25%   12,151,023    10.03 to 18.48       189,236,219      0.03%       0.29% to   7.11%(a)
           1999 ..........   0.95% to 1.50%    5,943,644    10.28 to 12.98        62,771,090      0.00%       6.82% to   7.11%
     Gartmore GVIT Small
        Company Fund -
        Class II
           2003 ..........   1.50% to 2.60%      336,559     8.81 to  8.93         2,991,886      0.00%      13.52% to  14.15%
     Gartmore GVIT Turner
        Growth Focus Fund
        - Class I
           2003 ..........   0.95% to 1.90%      627,890     2.34 to  2.63         1,608,305      0.00%      20.58% to  21.54%
           2002 ..........   0.95% to 1.90%    1,649,198     2.23 to  2.47         3,884,920      0.00%     -36.01% to -35.47%
           2001 ..........   0.95% to 1.85%    1,240,010     4.25 to  4.59         5,599,665      0.00%     -28.05% to -27.48%
     Gartmore GVIT Turner
        Growth Focus Fund
        - Class III
           2003 ..........   0.95% to 1.90%      324,054     8.95 to  9.11         2,942,918      0.00%      20.42% to  21.33%
           2002 ..........   0.95% to 1.55%       31,459     8.46 to  8.48           266,524      0.00%     -15.38% to -15.24%(a)(b)
     Gartmore GVIT U.S.
        Growth Leaders
        Fund - Class III
           2003 ..........   0.95% to 2.60%    2,373,671     9.29 to  9.52        22,475,615      0.00%      25.66% to  26.71%
           2002 ..........   0.95% to 2.05%      370,336     8.03 to  8.08         2,985,604      0.00%     -19.70% to -19.23%(a)(b)
     Gartmore GVIT Van
        Kampen Multi
        Sector Bond Fund -
        Class I
           2003 ..........   0.95% to 2.60%   13,656,610    11.60 to 12.81       171,478,441      2.66%       6.31% to   7.20%
           2002 ..........   0.95% to 2.20%   13,037,637    10.48 to 11.46       146,687,774      2.99%       0.91% to   1.58%
           2001 ..........   0.95% to 1.95%    9,909,779    10.21 to 10.99       107,100,504      3.03%      -0.39% to   0.28%
           2000 ..........   0.95% to 1.95%    6,904,773    10.03 to 10.71        72,722,370      3.38%       1.49% to   2.00%
           1999 ..........   0.95% to 1.35%    4,526,993    10.06 to 10.30        45,711,402      3.20%      -1.75% to  -1.56%
     Gartmore GVIT
        Worldwide Leaders
        Fund - Class I
           2003 ..........   0.95% to 2.20%    2,603,335     6.00 to  8.31        21,021,935      0.00%       8.05% to   8.97%
           2002 ..........   0.95% to 2.20%    3,447,484     7.08 to  9.70        32,506,661      1.03%      -6.87% to  -6.11%
           2001 ..........   0.95% to 1.90%    3,713,460     8.17 to 10.97        39,683,456      1.02%     -15.37% to -14.72%
           2000 ..........   0.95% to 2.10%    3,293,513    10.96 to 14.67        47,070,988      0.88%      -1.68% to  -1.11%
           1999 ..........   0.95% to 1.35%    1,883,173    12.68 to 13.20        24,235,733      0.43%       7.92% to   8.13%
     Gartmore GVIT
        Worldwide Leaders
        Fund - Class III
           2003 ..........   0.95% to 2.20%      193,771    10.95 to 10.98         2,126,199      0.00%       9.51% to   9.81%(a)(b)
     Janus AS - Capital
        Appreciation
        Portfolio -
        Service Shares
           2003 ..........   0.95% to 2.25%   35,921,576     5.44 to  8.65       232,626,164      0.15%       7.13% to   8.11%
           2002 ..........   0.95% to 2.25%   43,068,361     5.66 to  8.93       289,144,834      0.20%      -8.34% to  -7.48%
           2001 ..........   0.95% to 2.00%   46,355,366     6.92 to 10.79       377,447,525      0.65%     -14.73% to -14.01%
           2000 ..........   0.95% to 2.45%   26,830,554     9.58 to  9.64       258,335,369      0.08%      -4.24% to  -3.61%(a)(b)
     Janus AS - Global
        Technology
        Portfolio -
        Service II Shares
           2003 ..........   0.95% to 2.25%    1,976,087     8.25 to  8.41        16,544,513      0.00%      17.35% to  18.29%
           2002 ..........   0.95% to 2.20%      636,936     8.50 to  8.52         5,424,246      0.00%     -14.98% to -14.79%(a)(b)
     Janus AS - Global
        Technology
        Portfolio -
        Service Shares
           2003 ..........   0.95% to 2.20%   20,600,841     2.63 to  2.79        56,729,941      0.00%      16.70% to  17.70%
           2002 ..........   0.95% to 2.20%   30,953,690     2.72 to  2.84        86,973,166      0.00%     -30.60% to -29.99%
           2001 ..........   0.95% to 2.00%   37,421,913     4.70 to  4.81       179,118,732      0.55%     -27.00% to -26.30%
           2000 ..........   0.95% to 2.45%   23,414,783     9.71 to  9.77       228,542,353      0.00%      -2.93% to  -2.29%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

                                Contract                                                       Investment
                                Expense                         Unit             Contract        Income          Total
                                 Rate*          Units        Fair Value      Owners' Equity      Ratio**        Return***
                             -------------   -----------   ---------------   ---------------   ----------   -----------------
     Janus AS -
        International
        Growth Portfolio -
        Service II Shares
           2003 ..........   0.95% to 2.25%    5,006,429     8.05 to  8.21        40,945,367      0.90%       4.94% to   5.83%
           2002 ..........   0.95% to 2.20%    1,647,500     9.19 to  9.22        15,177,575      0.00%      -8.06% to  -7.83%(a)(b)
     Janus AS -
        International
        Growth Portfolio -
        Service Shares
           2003 ..........   0.95% to 2.25%   19,944,849     4.63 to  8.39       113,281,456      0.78%       4.93% to   5.83%
           2002 ..........   0.95% to 2.25%   29,542,980     5.27 to  9.48       189,174,631      0.32%     -13.30% to -12.57%
           2001 ..........   0.95% to 2.00%   34,312,522     6.80 to 12.10       279,106,060      0.52%     -16.65% to -15.93%
           2000 ..........   0.95% to 2.45%   20,094,039    10.03 to 10.10       202,689,853      0.00%       0.33% to   0.98%(a)(b)
     Janus AS -
        Risk-Managed Large
        Cap Core Portfolio
        - Service Shares
           2003 ..........   0.95% to 2.05%       15,439    10.58 to 10.60           163,603      0.00%       5.84% to   6.03%(a)(b)
     MFS(R) VIT - Mid Cap
        Growth Series -
        Service Class
           2003 ..........   1.50% to 2.60%      368,859     8.19 to  8.30         3,049,583      0.00%      16.33% to  16.98%
     MFS(R) VIT - New
        Discovery Series -
        Service Class
           2003 ..........   1.50% to 2.60%      158,291     8.24 to  8.35         1,315,749      0.00%      11.16% to  11.78%
     MFS(R) VIT - Value
        Series - Service
        Class
           2003 ..........   1.50% to 2.60%      281,455     8.77 to  8.88         2,489,913      0.21%       6.22% to   6.82%
     Neuberger Berman AMT
        - Fasciano
        Portfolio - S
        Class Shares
           2003 ..........   1.50% to 2.60%      105,451    10.35 to 10.48         1,101,128      0.00%       6.16% to   6.76%
     Neuberger Berman AMT
        - Focus Portfolio
        - S Class Shares
           2003 ..........   1.50% to 2.60%       33,748    14.72 to 14.92           500,684      0.00%      36.34% to  37.10%
     Neuberger Berman AMT
        - Guardian
        Portfolio - I
        Class Shares
           2003 ..........   0.95% to 2.25%    8,466,061     7.68 to 12.60        99,749,475      0.00%      12.58% to  13.48%
           2002 ..........   0.95% to 2.25%    9,336,579     8.31 to 13.47       118,507,771      0.66%     -12.21% to -11.60%
           2001 ..........   0.95% to 1.90%    7,021,258     9.94 to 15.80       106,746,723      0.42%       0.42% to   1.11%
           2000 ..........   0.95% to 2.15%    4,512,924    10.20 to 16.10        71,253,716      0.52%       2.62% to   3.24%
           1999 ..........   0.95% to 1.35%    3,724,600    14.33 to 15.99        59,039,206      0.30%      16.47% to  16.70%
     Neuberger Berman AMT
        - Limited Maturity
        Bond Portfolio(R)
           2003 ..........   0.95% to 1.95%      615,381    10.02 to 10.44         6,210,975      0.00%       0.16% to   0.35%(a)(b)
     Neuberger Berman AMT
        - Mid Cap Growth
        Portfolio(R)
           2003 ..........   0.95% to 2.25%   13,873,585     4.67 to 13.16       162,799,715      0.00%      10.63% to  11.67%
           2002 ..........   0.95% to 2.20%   16,203,574     8.10 to 13.88       202,626,816      0.00%     -18.21% to -17.57%
           2001 ..........   0.95% to 2.00%   15,738,904    11.54 to 19.44       281,148,914      0.00%     -14.51% to -13.80%
           2000 ..........   0.95% to 2.40%    9,325,740    10.19 to 27.63       244,219,962      0.00%       1.90% to  12.26%(a)
           1999 ..........   0.95% to 1.50%    2,739,023    14.31 to 16.89        45,775,915      0.00%       4.34% to   4.63%
     Neuberger Berman AMT
        - Partners
        Portfolio(R)
           2003 ..........   0.95% to 2.20%   10,128,160     7.66 to 10.59        98,304,382      0.00%      16.25% to  17.16%
           2002 ..........   0.95% to 2.20%   11,089,019     7.91 to 10.81       109,454,335      0.52%     -10.89% to -10.26%
           2001 ..........   0.95% to 1.90%   10,717,385     9.24 to 12.39       120,056,543      0.37%      -1.81% to  -1.11%
           2000 ..........   0.95% to 2.15%   10,601,639     9.32 to 12.45       118,040,150      0.75%      -1.61% to  -1.02%
           1999 ..........   0.95% to 1.50%   10,861,620    11.77 to 13.36       128,361,948      1.12%      12.43% to  12.74%
     Oppenheimer
        Aggressive Growth
        Fund/VA - Initial
        Class
           2003 ..........   0.95% to 2.25%   17,969,127     7.42 to 11.54       183,057,927      0.00%      12.12% to  13.18%
           2002 ..........   0.95% to 2.25%   20,730,351     7.65 to 11.77       214,486,184      0.63%     -18.41% to -17.63%
           2001 ..........   0.95% to 1.95%   23,957,575    10.12 to 15.27       320,273,939      0.89%     -27.97% to -27.34%
           2000 ..........   0.95% to 2.40%   15,800,613    10.51 to 28.88       389,627,907      0.00%       5.14% to  20.63%(a)
           1999 ..........   0.95% to 1.65%    3,605,499    12.76 to 15.88        46,458,037      0.00%      20.02% to  20.44%
     Oppenheimer Capital
        Appreciation
        Fund/VA - Initial
        Class
           2003 ..........   0.95% to 2.25%   33,967,251     6.60 to 12.80       406,163,368      0.40%      10.80% to  11.85%
           2002 ..........   0.95% to 2.25%   35,850,231     6.64 to 12.72       426,394,038      0.56%     -20.31% to -19.57%
           2001 ..........   0.95% to 2.10%   30,300,134    11.70 to 17.32       491,048,885      0.59%      -6.12% to  -5.33%
           2000 ..........   0.95% to 2.40%   17,765,316    10.78 to 20.19       332,351,838      0.12%       7.85% to   8.90%(a)
           1999 ..........   0.95% to 1.40%    6,284,836    13.89 to 15.26        87,695,584      0.29%      15.01% to  15.27%
     Oppenheimer Capital
        Appreciation
        Fund/VA - Service
        Class
           2003 ..........   1.50% to 2.60%      657,294     8.62 to  8.74         5,720,694      0.33%      10.72% to  11.34%
     Oppenheimer Global
        Securities Fund/VA
        - Class III
           2003 ..........   0.95% to 2.60%    2,665,775    11.18 to 11.21        29,861,875      0.00%      11.77% to  12.08%(a)(b)

                                Contract                                                       Investment
                                Expense                         Unit             Contract        Income          Total
                                 Rate*          Units        Fair Value      Owners' Equity      Ratio**        Return***
                             -------------   -----------   ---------------   ---------------   ----------   -----------------
     Oppenheimer Global
        Securities Fund/VA
        - Initial Class
           2003 ..........   0.95% to 2.40%   23,177,028     6.83 to 11.11       181,326,373      0.99%      10.05% to  11.19%
           2002 ..........   0.95% to 2.40%   23,292,084     7.46 to 12.04       197,074,791      0.48%      -8.50% to  -7.61%
           2001 ..........   0.95% to 1.85%   12,268,561     8.61 to 13.71       118,057,968      0.57%      -9.46% to  -8.81%
           2000 ..........   0.95% to 1.65%      504,209    10.08 to 10.09         5,088,087      0.00%       0.83% to   0.95%(a)(b)
     Oppenheimer Global
        Securities Fund/VA
        - Service Class
           2003 ..........   1.50% to 2.60%      771,037     8.41 to  8.52         6,543,716      0.73%      10.16% to  10.78%
     Oppenheimer Main
        Street(R) Fund/VA
        - Initial Class
           2003 ..........   0.95% to 2.20%   34,940,169     7.30 to 10.49       338,261,885      0.97%       8.84% to   9.83%
           2002 ..........   0.95% to 2.25%   36,561,864     7.24 to 11.01       370,826,869      0.70%      -8.20% to  -7.46%
           2001 ..........   0.95% to 2.00%   32,243,525     8.97 to 12.54       370,664,935      0.53%      -7.13% to  -6.40%
           2000 ..........   0.95% to 2.45%   18,401,298     9.95 to 14.80       244,345,526      0.35%      -0.91% to  -0.28%
           1999 ..........   0.95% to 1.50%    6,517,019    12.12 to 14.07        79,543,578      0.39%      13.79% to  14.10%
     Oppenheimer Main
        Street(R) Fund/VA
        - Service Class
           2003 ..........   1.50% to 2.60%      777,447     8.68 to  8.79         6,814,306      0.90%       8.72% to   9.33%
     Oppenheimer Strategic
        Bond Fund/VA -
        Service Class
           2003 ..........   1.50% to 2.60%      362,564    11.03 to 11.18         4,038,605      4.72%       8.20% to   8.80%
     Strong Opportunity
        Fund II, Inc.
           2003 ..........   0.95% to 2.25%   21,754,937     7.52 to  9.79       179,158,673      0.00%      14.51% to  15.60%
           2002 ..........   0.95% to 2.25%   21,674,157     7.69 to  9.93       181,709,348      0.00%     -16.32% to -15.56%
           2001 ..........   0.95% to 1.90%   10,120,362     9.66 to 12.33       106,531,547      0.12%      -1.10% to  -0.43%
           2000 ..........   0.95% to 2.00%    1,007,584     9.61 to  9.63         9,697,292      0.00%      -3.88% to  -3.72%(a)(b)
     Van Eck WIT -
        Worldwide Emerging
        Markets Fund
           2003 ..........   0.95% to 2.20%    5,909,820     6.71 to 14.73        62,071,668      0.16%       9.05% to   9.88%
           2002 ..........   0.95% to 2.20%    6,232,568     6.76 to 14.84        60,232,115      0.17%       5.57% to   6.32%
           2001 ..........   0.95% to 1.95%    4,309,006     6.47 to 14.21        36,705,769      0.00%      -2.06% to  -1.20%
           2000 ..........   0.95% to 2.40%    3,962,688     8.57 to 21.80        48,200,399      0.00%     -14.31% to -12.83%(a)
           1999 ..........   0.95% to 1.35%    2,057,427     8.34 to 18.34        17,792,020      0.00%      44.95% to  45.24%
     Van Eck WIT -
        Worldwide Hard
        Assets Fund
           2003 ..........   0.95% to 2.20%    1,777,919     7.32 to 12.54        15,763,788      0.53%       5.25% to   6.13%
           2002 ..........   0.95% to 2.05%    2,951,516     7.80 to 13.39        29,329,049      0.47%       8.09% to   8.83%
           2001 ..........   0.95% to 1.90%    1,487,131     7.78 to 13.37        13,692,609      0.85%      -4.50% to  -3.87%
           2000 ..........   0.95% to 1.70%    1,155,493     7.59 to 13.07         9,740,940      0.88%       3.04% to   3.43%
           1999 ..........   0.95% to 1.40%      643,006     7.21 to 12.44         4,780,014      0.96%      17.42% to  17.68%
     Van Kampen LIT -
        Comstock Portfolio
        - Class II
           2003 ..........   1.50% to 2.60%    1,329,348     8.91 to  9.03        11,949,202      0.77%      11.61% to  12.23%
     Van Kampen LIT -
        Emerging Growth
        Portfolio -
        Class II
           2003 ..........   1.50% to 2.60%      260,454     8.06 to  8.17         2,117,865      0.00%      11.81% to  12.44%
     Van Kampen UIF - Core
        Plus Fixed Income
        Portfolio -
        Class II
           2003 ..........   1.60% to 2.05%        8,074    10.03 to 10.03            81,013      0.00%       0.27% to   0.35%(a)(b)
     Van Kampen UIF -
        Emerging Markets
        Debt Portfolio -
        Class A
           2003 ..........   0.95% to 2.25%    3,038,935    14.35 to 22.09        53,145,343      0.00%      16.13% to  16.98%
           2002 ..........   0.95% to 2.20%    1,858,870    11.31 to 17.42        25,127,189      0.00%      -1.02% to  -0.32%
           2001 ..........   0.95% to 1.85%    1,719,654    10.86 to 16.74        22,573,802      0.00%       3.59% to   4.28%
           2000 ..........   0.95% to 2.00%      959,241    10.02 to 15.45        10,686,393      0.00%       5.45% to   6.01%
           1999 ..........   0.95% to 1.30%      594,787     8.30 to 12.80         5,085,043      0.00%      12.22% to  12.42%
     Van Kampen UIF - Mid
        Cap Growth
        Portfolio
           2003 ..........   0.95% to 2.20%    2,548,234     4.68 to  7.01        13,274,092      0.00%      17.23% to  18.08%
           2002 ..........   0.95% to 2.20%    2,528,256     4.77 to  7.11        13,415,807      0.00%     -19.41% to -18.82%
           2001 ..........   0.95% to 1.85%    1,431,470     7.04 to 10.37        11,136,803      0.00%     -18.25% to -17.64%
           2000 ..........   0.95% to 1.50%       25,217     9.88 to  9.89           249,295      0.00%      -1.19% to  -1.10%(a)(b)
     Van Kampen UIF - U.S.
        Real Estate
        Portfolio -
        Class A
           2003 ..........   0.95% to 2.60%   12,457,958    13.22 to 15.64       177,390,259      0.00%      12.41% to  13.50%
           2002 ..........   0.95% to 2.40%   12,773,361    13.08 to 15.46       179,269,827      0.00%       8.91% to   9.92%
           2001 ..........   0.95% to 2.10%    7,260,549    11.78 to 13.94        90,898,206      0.00%       6.74% to   7.57%
           2000 ..........   0.95% to 2.30%    3,891,516     9.83 to 11.65        39,796,843      3.49%      10.00% to  14.00%
           1999 ..........   0.95% to 1.40%    2,192,153     9.76 to 11.58        21,555,017      5.95%       8.00% to   8.00%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

                                Contract                                                       Investment
                                Expense                         Unit             Contract        Income          Total
                                 Rate*          Units        Fair Value      Owners' Equity      Ratio**        Return***
                             -------------   -----------   ---------------   ---------------   ----------   -----------------
     Victory VIF -
        Diversified Stock
        Fund Class A
        Shares
           2003 ..........   0.95% to 1.70%    1,967,654     8.00 to  8.45        16,265,661      0.17%      12.43% to  13.17%
           2002 ..........   0.95% to 1.85%    2,061,684     8.10 to  8.48        17,190,398      0.19%     -14.47% to -13.88%
           2001 ..........   0.95% to 1.85%    1,644,729     9.92 to 10.24        16,636,236      0.19%       2.64% to   3.33%
           2000 ..........   1.00% to 1.90%      566,815     9.72 to  9.84         5,533,058      0.49%      -3.16% to  -1.63%(b)
     Initial Funding
        Deposit
           2003 ..........              --       100,000              8.74           873,760      0.17%                 14.12%
           2002 ..........              --       100,000              8.69           868,511      0.19%                -12.83%
           2001 ..........              --       100,000             10.39         1,038,853      0.19%                  4.27%
     Victory VIF -
        Investment Quality
        Bond Fund Class A
        Shares
           2003 ..........   1.20% to 1.65%       77,248    12.33 to 12.56           969,245      1.12%       1.34% to   1.57%
           2002 ..........   1.20% to 1.65%       85,321    11.59 to 11.75         1,001,706      2.54%       2.27% to   2.50%
           2001 ..........   1.20% to 1.65%      100,573    10.98 to 11.08         1,114,141      4.16%       1.49% to   1.73%
           2000 ..........   1.20% to 1.65%       93,662    10.20 to 10.25           959,746      2.81%       2.96% to   3.20%
     Initial Funding
        Deposit
           2003 ..........              --       100,000             13.22         1,321,855      1.12%                  2.77%
           2002 ..........              --       100,000             12.21         1,221,479      0.00%                  3.70%
           2001 ..........              --       100,000             11.39         1,138,542      0.00%                  2.93%
     Victory VIF - Small
        Company
        Opportunity Fund
        Class A Shares
           2003 ..........   0.95% to 1.65%      144,098    10.90 to 11.43         1,620,791      0.04%      10.73% to  11.38%
           2002 ..........   0.95% to 1.70%      149,567    11.14 to 11.69         1,730,168      0.15%       6.18% to   6.81%
           2001 ..........   0.95% to 1.70%      129,461    11.28 to 11.83         1,522,532      0.21%      -0.43% to   0.15%
           2000 ..........   1.20% to 1.65%       58,122    10.59 to 10.64           618,383      0.27%       7.29% to   7.53%
     Initial Funding
        Deposit
           2003 ..........              --       100,000             11.99         1,199,006      0.04%                 12.33%
           2002 ..........              --       100,000             12.12         1,212,188      0.15%                  7.76%
           2001 ..........              --       100,000             12.12         1,211,997      0.00%                  1.10%
     W & R Target Funds -
        Asset Strategy
        Portfolio
           2003 ..........   0.95% to 2.25%   10,323,197     9.19 to  9.75        99,665,641      0.00%       2.16% to   2.94%
           2002 ..........   0.95% to 2.10%    6,255,716     9.09 to  9.49        59,033,861      0.00%       1.75% to   2.52%
           2001 ..........   0.95% to 1.80%    2,810,318     9.39 to  9.46        26,525,657      0.00%      -9.46% to  -8.88%
     W & R Target Funds -
        Balanced Portfolio
           2003 ..........   0.95% to 2.25%    7,498,496     8.83 to  9.28        68,912,109      0.00%       6.41% to   7.18%
           2002 ..........   0.95% to 2.10%    5,943,389     8.84 to  9.14        54,043,065      0.00%      -4.83% to  -4.16%
           2001 ..........   0.95% to 1.80%    2,640,873     9.76 to  9.83        25,912,033      0.00%      -4.60% to  -4.00%
     W & R Target Funds -
        Bond Portfolio
           2003 ..........   0.95% to 2.25%    9,307,124    11.33 to 12.13       111,922,204      0.00%       2.48% to   3.24%
           2002 ..........   0.95% to 2.25%    6,510,896    10.66 to 11.24        72,796,630      0.00%       2.49% to   3.24%
           2001 ..........   0.95% to 1.80%    2,465,994    10.39 to 10.46        25,750,349      0.00%       1.66% to   2.30%
     W & R Target Funds -
        Core Equity
        Portfolio
           2003 ..........   0.95% to 2.25%   30,265,570     6.78 to  7.05       211,153,909      0.00%       4.61% to   5.45%
           2002 ..........   0.95% to 2.25%   26,270,284     7.29 to  7.46       194,804,447      0.00%     -14.05% to -13.37%
           2001 ..........   0.95% to 1.80%   11,425,204     8.96 to  9.03       102,958,806      0.00%     -12.21% to -11.64%
     W & R Target Funds -
        Growth Portfolio
           2003 ..........   0.95% to 2.25%   31,966,176     6.99 to  7.27       229,844,130      0.00%       7.66% to   8.52%
           2002 ..........   0.95% to 2.25%   25,868,219     7.33 to  7.56       192,825,168      0.00%     -13.35% to -12.67%
           2001 ..........   0.95% to 1.80%   10,883,675     8.98 to  9.05        98,280,587      0.00%     -11.19% to -10.61%
     W & R Target Funds -
        High Income
        Portfolio
           2003 ..........   0.95% to 2.25%    5,196,639    11.19 to 11.66        60,060,697      0.00%       9.47% to  10.27%
           2002 ..........   0.95% to 2.25%    3,892,845    10.09 to 10.38        40,174,842      0.00%      -5.42% to  -4.79%
           2001 ..........   0.95% to 1.80%    1,427,930    10.54 to 10.61        15,127,101      0.00%       4.67% to   5.32%
     W & R Target Funds -
        International
        Portfolio
           2003 ..........   0.95% to 2.25%    5,795,862     6.27 to  6.55        37,539,778      0.00%       2.60% to   3.39%
           2002 ..........   0.95% to 2.25%    4,967,372     7.07 to  7.29        35,974,158      0.00%      -7.35% to  -6.70%
           2001 ..........   0.95% to 1.70%    1,678,236     8.69 to  8.75        14,642,158      0.00%     -14.34% to -13.84%

                                Contract                                                       Investment
                                Expense                         Unit             Contract        Income          Total
                                 Rate*          Units        Fair Value      Owners' Equity      Ratio**        Return***
                             -------------   -----------   ---------------   ---------------   ----------   -----------------
     W & R Target Funds -
        Limited-Term Bond
        Portfolio
           2003 ..........   0.95% to 2.25%    3,556,770    11.13 to 11.72        41,280,205      0.00%       1.55% to   2.28%
           2002 ..........   0.95% to 2.25%      759,714    10.65 to 11.06         8,356,821      0.00%       0.19% to   0.85%
           2001 ..........   0.95% to 1.70%      167,639    10.52 to 10.59         1,770,771      0.00%       3.83% to   4.42%
     W & R Target Funds -
        Money Market
        Portfolio
           2003 ..........   0.95% to 2.25%    3,542,468     9.93 to 10.31        36,105,881      0.35%      -0.81% to  -0.16%
           2002 ..........   0.95% to 1.90%    2,816,447    10.10 to 10.31        28,858,511      0.59%      -0.56% to   0.11%
           2001 ..........   0.95% to 1.55%    1,942,574    10.16 to 10.22        19,813,325      1.94%       1.29% to   1.80%
     W & R Target Funds -
        Science &
        Technology
        Portfolio
           2003 ..........   0.95% to 2.25%    9,545,451     6.58 to  7.23        64,634,494      0.00%       6.55% to   7.40%
           2002 ..........   0.95% to 2.25%    7,503,579     6.65 to  7.27        50,767,248      0.00%     -20.17% to -19.55%
           2001 ..........   0.95% to 1.80%    3,281,581     8.34 to  8.40        27,506,951      0.00%     -13.98% to -13.41%
     W & R Target Funds -
        Small Cap
        Portfolio
           2003 ..........   0.95% to 2.25%   11,261,602     8.43 to  8.85        97,699,929      0.00%      14.67% to  15.58%
           2002 ..........   0.95% to 2.25%   10,759,239     8.17 to  8.52        89,317,898      0.00%     -15.33% to -14.68%
           2001 ..........   0.95% to 1.80%    3,249,745    10.28 to 10.35        33,562,465      0.00%       2.01% to   2.66%
     W & R Target Funds -
        Value Portfolio
           2003 ..........   0.95% to 2.25%    7,551,069     9.11 to  9.41        70,426,165      0.00%       6.49% to   7.30%
           2002 ..........   0.95% to 2.25%    5,926,963     9.27 to  9.42        55,595,411      0.00%      -7.71% to  -7.06%
           2001 ..........   0.95% to 1.65%      431,766     9.92 to  9.93         4,287,087      0.00%      -0.82% to  -0.65%(a)(b)
                                                                             ---------------

     2003 Reserves for annuity contracts in payout phase: ................        32,986,387
                                                                             ---------------
     2003 Contract owners' equity ........................................   $13,256,528,438
                                                                             ===============

     2002 Reserves for annuity contracts in payout phase: ................        20,025,636
                                                                             ---------------
     2002 Contract owners' equity ........................................   $12,662,352,179
                                                                             ===============

     2001 Reserves for annuity contracts in payout phase: ................        11,782,838
                                                                             ---------------
     2001 Contract owners' equity ........................................   $11,985,281,400
                                                                             ===============

     2000 Reserves for annuity contracts in payout phase: ................            14,438
                                                                             ---------------
     2000 Contract owners' equity ........................................   $ 9,486,980,169
                                                                             ===============

     1999 Contract owners' equity ........................................   $ 4,397,322,443
                                                                             ===============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units. As described in note 2, contract owners may select the EV option. The actual maximum contract expense rate may be up to 0.45% higher than the maximum percentage disclosed due to the EV option.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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